ANNUAL REPORT AS OF
AUGUST 31, 1997


SEI TAX EXEMPT
TRUST



================================================================================
Tax Free Portfolio
================================================================================
California Tax Exempt Portfolio
================================================================================
Institutional Tax Free Portfolio
================================================================================
Pennsylvania Tax Free Portfolio
================================================================================
Intermediate-Term Municipal Portfolio
================================================================================
Pennsylvania Municipal Portfolio
================================================================================


[SEI Investments Logo Omitted]

TABLE OF CONTENTS
================================================================================

LETTER TO SHAREHOLDERS ..............................................     1
MUNICIPAL BOND MARKET OVERVIEW ......................................     2
MANAGEMENT'S DISCUSSION AND ANALYSIS
     OF FUND PERFORMANCE ............................................     3
REPORT OF INDEPENDENT ACCOUNTANTS ...................................     5
STATEMENT OF NET ASSETS..............................................     6
STATEMENT OF OPERATIONS..............................................    47
STATEMENT OF CHANGES IN NET ASSETS...................................    49
FINANCIAL HIGHLIGHTS.................................................    51
NOTES TO FINANCIAL STATEMENTS........................................    54
NOTICE TO SHAREHOLDERS ..............................................    60

LETTER TO SHAREHOLDERS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997



TO OUR SHAREHOLDERS:

In the fiscal year ending August 31, 1997, yields in the municipal markets, while somewhat volatile, ended lower than they began. Despite Federal Reserve Chairman Greenspan's attempt to warn the markets of "irrational exuberance," the domestic economy continued to display signs of expansion. Portfolio managers interpreted this to mean lower rates, and extended maturities.

The Federal Reserve perceived the economy to be rebounding during the last half of 1996 and the first quarter of 1997. The result was an increase in the targeted level of interest rates to 5.50%. This move marked the first in over one year. While this increase was expected, in the period that followed, economic indicators showed mixed degrees of strength, and introduced more volatility to the markets.

Recently, the uncertainty over the short-term direction for interest rates has resulted in increased volatility. While inflationary pressures appear poised to remain in the recent range. Chairman Greenspan continually reminds the markets to be wary that these pressures may increase, especially given the extended growth patterns and employment level in the domestic economy. These two opposing forces leave a bias for higher rates rather than lower rates. With the tax legislation behind us, the advisors will review the information available and position the portfolios accordingly, while keeping in mind each fund's investment objectives.

Thank you for your continued confidence in the SEI Tax Exempt Trust.






                                                                      Sincerely,



                                                                   [Sig Omitted]



                                                                    David G. Lee
                                                                       PRESIDENT

MUNICIPAL BOND MARKET OVERVIEW
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997



For the fiscal year-ended August 31, 1997, the municipal bond market underperformed the Treasury market for a variety of reasons. First, many investors shied away from municipal bonds due to `rate shock' as their yields were deemed too low to warrant purchase. On a value basis, many traditional municipal investors opted to purchase other assets due to the relative `richness' of tax-exempt issues versus comparable Treasuries. A surging equity market also played a role in reducing demand for municipal issues. Instead of investing in bonds, many participants put their dollars into stocks hoping to achieve high levels of return. Lastly, at key times during the fiscal year, municipal bond prices came under pressure from increased supply as issuers rushed to float new securities to take advantage of the low interest rate environment.

For the last four months of 1996, both the Treasury and municipal markets rallied on positive inflation data. A case in point was October's employment cost report which indicated that wage inflation was not prevalent in an already tight labor market. Nevertheless, municipal bonds rallied less than Treasuries through calendar year end. The main culprits were an increase in new issue supply during the fourth quarter combined with `rate shock.' Rate shock normally occurs when long municipal yields drop below the psychological 6% barrier. As of December 31, 1996, 30-year AAA-rated general obligation yields stood at approximately 5.4%.

However, for the first three months of 1997, the fixed income markets bounced in the other direction. The economy showed considerable strength which in turn led to increased fears of inflation and therefore, lower bond prices. Furthermore, the Federal Reserve raised its Fed Funds rates by 25 basis points. Both municipals and taxable issues were negatively impacted by these developments. Notwithstanding, both markets showed resilience from April through July as a series of reports continued to indicate that inflation was not on the rise. For example, consumer and producer price reports persistently pointed to low inflation. In addition, decreases in new and existing home sales further provided evidence of controlled economic growth. Municipals lagged Treasuries during this period again due to `rate shock,' increases in new issue supply, and strong demand for equities. The month of August presented a slight setback for the fixed income markets as unemployment reports and the Philadelphia Fed Survey served to increase inflation fears. In summary, over the last year municipal bonds underperformed Treasuries due to both supply and demand factors. As an indication, over the fiscal year ended August 31, 1997, the municipal bond yields fell by 8 to 41 basis points across the AAA-rated general obligation scale while Treasury yields fell by 32 to 59 basis points across all maturities.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997




                                INTERMEDIATE-TERM
                               MUNICIPAL PORTFOLIO
    OBJECTIVES. The Intermediate-Term Municipal Portfolio seeks to preserve capital and provide a high level of income exempt from Federal income tax through a diversified portfolio of high-quality municipal securities.
    STRATEGY. The Intermediate-Term Municipal Portfolio invests primarily in municipal notes and bonds rated A or better. The Portfolio will maintain an average weighted maturity of three to ten years, although typically the average maturity will tend towards the shorter end of this maturity range.
The Portfolio invests in securities which are viewed as attractively priced due to the inefficiencies of the municipal market.
    ANALYSIS. For the fiscal year ended August 31, 1997, the SEI Intermediate-Term Municipal Portfolio, Class A (the "Portfolio") posted a total return of 7.93% versus a total return of 6.69% for the Lehman Brothers 5 Year G.O. Index (the "Benchmark") and 7.61% for the Lehman Brothers 3 to 10 Year Blend Municipal Index.
    The main driver of the current year outperformance versus the Benchmark was the Portfolio's longer duration posture during a period of falling interest rates. Furthermore, the Portfolio maintained sizable allocation to California and Texas issues. Throughout the fiscal year, both states have benefited from improving credit fundamentals. As a result, California and Texas posted strong performance compared to the overall market. In general, the Portfolio also maintained a strong yield advantage over the Benchmark through investment in higher yielding sectors such as housing bonds.
    Similarly, a longer duration posture also explains much of the Portfolio's outperformance against the Lehman Brothers 3 to 10 Year Index. Moreover, during the twelve month period, the Portfolio maintained a barbelled yield curve posture. This structure benefited return since the AAA-rated G.O. scale flattened considerably as rates fell throughout the year. A sizable exposure to hospital issues further augmented Portfolio return and yield. Yield spreads on hospital bonds have tightened in recent months as investors diligently search for value in an environment characterized by low interest rates.

================================================================================
                           INTERMEDIATE-TERM MUNICIPAL
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                      One   Annualized   Annualized   Annualized   Cumulative
                     Year     3-Year       5-Year     Inception    Inception
                    Return    Return       Return      to Date      to Date
--------------------------------------------------------------------------------
Intermediate-Term
Municipal            7.93%    6.39%         5.65%       6.36%        63.63
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI TAX EXEMPT TRUST INTERMEDIATE-TERM MUNICIPAL BOND FUND, VERSUS THE LEHMAN BROTHERS
5 YEAR G.O. INDEX

[LINE GRAPH OMIITED}

PLOT POINTS ARE AS FOLLOWS:

         TAX EXEMPT     LEHMAN
9/30/89    10000        10000
8/90       10522        10670
8/91       11450        11747
8/92       12427        12912
8/93       13498        14053
8/94       13586        14384
8/95       14609        15442
8/96       15158        16029
8/97       16360        17100



1 FOR THE PERIODS ENDED AUGUST 31, 1997.  PAST  PERFORMANCE  IS
  NO INDICATION OF FUTURE PERFORMANCE.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


                        PENNSYLVANIA MUNICIPAL PORTFOLIO
    OBJECTIVE. The Pennsylvania Municipal Portfolio seeks to preserve capital and to provide a high level of current income exempt from both Federal and Pennsylvania state income taxes.
    STRATEGY. While the Portfolio is permitted to purchase investment-grade municipal bonds, a large percentage of the assets are currently in AAA-rated, insured Pennsylvania municipal securities. As principal stability is a primary objective of the Portfolio, the weighted average maturity of the Portfolio is typically in a narrow band of five to seven years. While the Adviser does not attempt to forecast interest rates, the maturity of the Portfolio is extended when interest rates are stable or in decline, and is shortened during periods of rising interest rates.
    ANALYSIS. The SEI Pennsylvania Municipal Portfolio (the "Portfolio") posted a total return of 8.08% compared to a total return of 6.69% for the Portfolio's benchmark (the "Benchmark"), the Lehman Brothers 5 Year G.O. Municipal Bond Index. During the same period, the Lehman M.F. Pennsylvania Intermediate Municipal Index returned 7.67%.
    The Portfolio's outperformance against the Benchmark was primarily the result of its duration posture. During the fiscal year, the Portfolio was able to more fully participate in the market rally due to its longer duration versus the Benchmark. Furthermore, the Portfolio's strategy allowed it to maintain a yield advantage compared to the Benchmark. Specifically, the Portfolio's positions in pre-refunded sinking fund issues offered higher yields due to investor preference in the marketplace. Most market participants undervalue these securities as they lack the expertise to analyze such sinking fund features. An allocation to hospital bonds also helped bolster Portfolio yield versus the Benchmark.
    For the twelve month period ended August 31, 1997, the Portfolio also outperformed the Lehman M.F. Pennsylvania Intermediate Index. Most of the outperformance was attributable to the Portfolio's higher average yield compared to the index. As stated above, the Portfolio's higher yield stems from its positions in pre-refunded and hospital sectors. In particular, hospital issues can offer additional yield to a portfolio due to investor desire to avoid this sector of the market. News reports pertaining to the possible negative effects of managed healthcare and consolidation have caused many market participants to avoid hospital credits. However, prudent investment in higher quality hospitals can boost portfolio yield and return.

================================================================================
                             PENNSYLVANIA MUNICIPAL
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                  One   Annualized   Annualized   Annualized   Cumulative
                  Year     3-Year      5-Year     Inception    Inception
                 Return    Return      Return      to Date      to Date
--------------------------------------------------------------------------------

 Pennsylvania
 Municipal       8.08%     6.27         5.74%        6.54%       66.44%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI TAX EXEMPT TRUST PENNSYLVANIA MUNICIPAL BOND FUND, VERSUS THE LEHMAN BROTHERS
5 YEAR G.O. INDEX

[LINE GRAPH OMIITED}

PLOT POINTS ARE AS FOLLOWS:

             TAX EXEMPT    LEHMAN
8/31/89         10000       10000
8/90            10530       10675
8/91            11562       11752
8/92            12587       12918
8/93            13709       14060
8/94            13865       14290
8/95            14810       15449
8/96            15396       16036
8/97            16640       17108


1 FOR THE PERIODS ENDED AUGUST 31, 1997. PAST PERFORMANCE IS NO INDICATION
  OF FUTURE PERFORMANCE

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================


TO THE SHAREHOLDERS AND TRUSTEES OF
SEI TAX EXEMPT TRUST:

We have audited the accompanying statements of net assets of the Tax Free, California Tax Exempt, Institutional Tax Free, Pennsylvania Tax Free, Intermediate-Term Municipal, and Pennsylvania Municipal Portfolios of SEI Tax Exempt Trust (the "Trust") as of August 31, 1997, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax Free, California Tax Exempt, Institutional Tax Free, Pennsylvania Tax Free, Intermediate-Term Municipal, and Pennsylvania Municipal Portfolios of SEI Tax Exempt Trust as of August 31, 1997, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP

Philadelphia, Pa.
October 17, 1997

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997



TAX FREE PORTFOLIO
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------


MUNICIPAL BONDS -- 98.5%
ALABAMA -- 0.5%
   Tuscaloosa County, Industrial
     Development Revenue, Field
     Container Corporation, VRDN,
     RB (A) (B) (C)
     3.350%, 09/09/97                   $1,950    $  1,950
                                                  --------
ARIZONA -- 1.6%
   Chandler Industrial Development
     Authority, Parsons Municipal
     Series Project, VRDN, RB
     (A) (B) (C)
     3.750%, 09/09/97                    3,900       3,900
   Tuscon Industrial Development
     Authority, Tuscon City Center
     Parking Project, Ser A, VRDN,
     RB (A) (B) (C)
     3.475%, 09/09/97                    2,875       2,875
                                                  --------
                                                    6,775
                                                  --------
CALIFORNIA -- 3.7%
   Alameda County, TRAN
     4.500%, 07/22/98                    5,000       5,026
   Higher Education Loan Authority,
     Student Loan Revenue, VRDN,
     RB (A) (B) (C)
     Mandatory Put
     4.000%, 07/01/98                    2,500       2,500
   Higher Education Loan Authority,
     Student Loan Revenue, Ser D-1,
     VRDN, RB (A) (B) (C)
     4.000%, 08/01/98                    1,600       1,600
   Yolo County, TRAN
     4.500%, 07/02/98                    6,760       6,795
                                                  --------
                                                   15,921
                                                  --------
COLORADO -- 4.5%
   Denver City & County Revenue,
     Helen Bonfils Theatre Project,
     VRDN, RB (A) (B) (C)
     3.500%, 09/09/97                    1,200       1,200
   Fraser Industrial Development
     Revenue, Safeway Project,
     VRDN, RB (A) (B) (C)
     3.900%, 12/01/97                    1,600       1,600
   Housing Finance Authority, Multi-
     Family Housing, Cambray Park
     Project, VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    2,900       2,900
   Housing Finance Authority, Multi-
     Family Housing Central Park Project,
     VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                    5,750       5,750

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

   Housing Finance Authority, Multi-
     Family Housing, Grants Plaza
     Project A, VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                   $1,500    $  1,500
   Housing Finance Authority, Multi-
     Family Housing, Woodstream
     Project, VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    2,500       2,500
   Jefferson County, Industrial
     Development Revenue, Southwest
     Medpro Project, VRDN,
     RB (A) (B) (C)
     3.500%, 09/09/97                      550         550
   Moffat County, Pollution Control
     Revenue, Pacificorp Project,
     VRDN, RB (A) (B) (C)
     3.750%, 09/02/97                    1,000       1,000
   Panorama Metropolitan District,
     Ser B, VRDN, RB (A) (B) (C)
     3.700%, 12/01/97                    1,000       1,000
   Regents of University of Colorado,
     Refunding Telcom and Cogen
     Projects, COP
     4.500%, 12/01/97                    1,260       1,261
                                                  --------
                                                    19,261
                                                  --------
DISTRICT OF COLUMBIA -- 0.1%
   District of Columbia, Washington,
     Ser B-1, VRDN, RB (A) (B) (C)
     3.850%, 09/02/97                      200         200
                                                  --------
FLORIDA -- 3.4%
   Boca Raton Industrial Development
     Authority, Parking Garage Project,
     Ser 84-A, VRDN, RB (A) (B) (C)
     3.725%, 09/09/97                    3,125       3,125
   Dade County, Aviation Revenue
     Refunding, Ser X, RB
     4.600%, 10/01/97                      450         450
   Housing Finance Agency, Multi-
     Family Ser 1984-A, VRDN,
     RB (A) (B) (C)
     3.850%, 09/09/97                    2,300       2,300
   Housing Finance Agency, Multi-
     Family Housing Lakeside Project,
     VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                      700         700
   Lee County, Industrial Development
     Authority, Christian & Missionary
     Project, VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                    2,565       2,565


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================




--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

   Orange County, Education Facilities
     Authority, Rollins College Project,
     VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                   $2,100    $  2,100
   Orange County, Industrial
     Development Authority, University
     of Central Florida Foundation,
     Ser PJ-A, VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                    1,000       1,000
   Pasco County, Housing Facility
     Authority, Multi-Family Housing
     Revenue, Carlton Arms Magnolia
     Project, VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                    1,000       1,000
   Pinellas County, Health Facilities
     Authority, Pooled Hospital Loan
     Project, VRDN, RB (A) (B) (C)
     3.750%, 09/02/97                    1,300       1,300
                                                  --------
                                                    14,540
                                                  --------
GEORGIA -- 5.4%
   Catoosa County, Industrial
     Development Authority, Galaxy
     Carpet Project, VRDN, RB (A) (B) (C)
     3.500%, 09/09/97                    6,500       6,500
   Clayton County, Multi-Family
     Housing Revenue, Rivers Edge
     Project, VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    1,000       1,000
   DeKalb County, Development
     Authority Revenue, Dart Container
     Project, VRDN, RB (A) (B) (C)
     4.000%, 09/09/97                    1,000       1,000
   DeKalb County, Georgia Hospital
     Authority, Egleston Childrens
     Hospital Project, VRDN, RB
     (A) (B) (C)
     3.300%, 09/09/97                    2,200       2,200
   Fulton County Development
     Authority, Robert W. Woodruff
     Arts Center Project, VRDN,
     RB (A) (B) (C)
     3.400%, 09/09/97                    3,500       3,500
   Gordon Industrial Development
     Authority, Federal Paper Board
     Incorporated Project, Ser 92,
     VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    2,000       2,000
   Newton Industrial Development
     Revenue, H.B. Fuller Project, Ser 84,
     VRDN, RB (A) (B) (C)
     3.500%, 09/09/97                    3,100       3,100

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------


   Richmond County Industrial
     Development Authority, Federal
     Paper Board Project, Ser 92,
     VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                   $1,000    $  1,000
   Savannah Housing Authority,
     Somerset Wharf Project, Ser B,
     VRDN, RB (A) (B) (C)
     3.350%, 09/09/97                    2,000       2,000
   Whitfield County, Residential Care
     Facility Authority, Royal Oaks
     Senior Living Community Project,
     VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                    1,000       1,000
                                                  --------
                                                    23,300
                                                  --------
ILLINOIS -- 9.9%
   East Peoria, Multi-Family Housing
     Revenue, Radnor East Project,
     VRDN, RB (A) (B) (C)
     3.600%, 09/09/97                    1,585       1,585
   Illinois Development Financing
     Authority, Dart Container Project,
     VRDN, RB (A) (B) (C)
     3.458%, 09/09/97                    1,300       1,300
   Illinois Development Financing
     Authority, Diamond Star Motors
     Project, VRDN, RB (A) (B) (C)
     3.800%, 09/09/97                    2,900       2,900
   Illinois Educational Facilities
     Authority Revenue, Illinois
     College of Optometry Project,
     VRDN, RB (A) (B) (C)
     3.650%, 09/09/97                    3,365       3,365
   Illinois Health Facilities Authority
     Revenue, Advocate Healthcare
     Network, Ser B, VRDN, RB (A) (B)
     3.300%, 09/09/97                   11,800      11,800
   Illinois Health Facilities Authority,
     Central Health & New Community
     Hospital Project, VRDN,
     RB (A) (B) (C)
     3.400%, 09/09/97                    3,690       3,690
   Kane County School District #131,
     Aurora East Side, TAW
     4.250%, 09/29/97                    2,250       2,251
   Oak Forest County, Mode-Homewood
     Pool Project, VRDN, RB (A) (B) (C)
     3.350%, 09/09/97                    5,000       5,000
   Peoria Economic Development,
     North Point Shopping Center
     Project, VRDN, RB (A) (B) (C)
     3.900%, 12/01/97                    2,270       2,270

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997



TAX FREE PORTFOLIO--CONTINUED

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Skokie Industrial Development
     Authority, Fashion Square Project,
     VRDN, RB (A) (B) (C)
     3.725%, 09/09/97                   $2,800    $  2,800
   St. Clair County Industrial Building
     Authority, Winchester Apartments
     Project, Ser 94, VRDN, RB (A) (B) (C)
     3.850%, 09/09/97                    3,000       3,000
   State Development Finance
     Authority, Catholic Charities
     Project, Ser B, VRDN, RB
     (A) (B) (C)
     3.400%, 09/09/97                    2,655       2,655
                                                  --------
                                                    42,616
                                                  --------
INDIANA -- 5.9%
   Gary Environmental Improvement,
     US Steel, VRDN, RB (A) (B) (C)
     3.750%, 09/09/97                    9,800       9,800
   Indiana Development Finance
     Authority, Industrial Development
     Revenue, Goodwill Industries
     Center Project, VRDN,
     RB (A) (B) (C)
     3.450%, 09/09/97                    1,300       1,300
   Indiana Health Facilities Finance
     Authority, Lutherwood Project,
     VRDN, RB (A) (B) (C)
     3.500%, 09/09/97                      900         900
   Lake Central School Authority, TAW
     4.100%, 12/31/97                    1,500       1,501
   Merrillville Community School, TAW
     4.000%, 12/31/97                    3,500       3,502
   Muncie, TAW
     4.000%, 12/31/97                    1,100       1,101
   Plymouth Community School, TAW
     4.000%, 12/30/97                      654         654
   Portage, Economic Development
     Revenue, VRDN, RB (A) (B) (C)
     3.500%, 09/09/97                      700         700
   Princeton Pollution Control
     Refunding, PSI Indiana Project
     VRDN, RB (A) (B) (C)
     3.750%, 09/02/97                    1,200       1,200
   Residential Apartments, 1 Portfolio
     Cert. Trust, Ser 96A, VRDN, RB
     (A) (B) (C)
     3.550%, 09/09/97                    3,850       3,850
   Warsaw County, Community
     School Project, TAW
     4.400%, 12/31/97                    1,000       1,001
                                                  --------
                                                    25,509
                                                  --------

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------


IOWA -- 0.9%
   Davenport County, TAW
     4.375%, 07/01/98                   $1,500    $  1,504
   Des Moines Private College Revenue,
     Drake University Project, Ser B,
     Pre-Refunded @ 102 (D)
     6.800%, 12/01/97                    1,655       1,700
   Higher Education Loan Authority,
     Palmer Chiropractic Foundation
     Project, VRDN, RB (A) (B) (C)
     3.850%, 09/02/97                      700         700
                                                  --------
                                                     3,904
                                                  --------
KANSAS -- 0.1%
   Salina, Central Mall Dillard, Ser 84,
     VRDN, RB (A) (B)
     3.600%, 09/09/97                      495         495
                                                  --------
KENTUCKY -- 0.6%
   Jefferson County, Industrial
     Development Revenue Authority,
     BelKnap Project, VRDN, RB
     (A) (B) (C)
     3.700%, 09/09/97                    1,358       1,358
   Local Correctional Facilities
     Construction Authority RB,
     Pre-Refunded @ 102 (D)
     7.400%, 11/01/97                    1,000       1,026
                                                  --------
                                                     2,384
                                                  --------
MARYLAND -- 0.6%
   Howard County, Multi-Family
     Housing Authority, Sherwood
     Crossing Project, VRDN,
     RB (A) (B) (C)
     3.750%, 06/01/98                    1,500       1,500
   Maryland Health & Higher
     Education Facilities Authority,
     Kennedy Krieger, VRDN,
     RB (A) (B) (C)
     3.450%, 09/09/97                      400         400
   Prince Georges County Housing
     Authority, VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                      625         625
                                                  --------
                                                     2,525
                                                  --------
MASSACHUSETTS -- 0.3%
   Brockton County, RAN
     4.500%, 06/30/98                    1,500       1,504
                                                  --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MICHIGAN -- 0.4%
   Sterling Heights Economic
     Development, Sterling Shopping
     Center, VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                   $1,885    $  1,885
                                                  --------
MINNESOTA -- 1.1%
   Eagan County, Yankee Square Inn
     Project, VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    1,025       1,025
   Golden Valley Industrial
     Development Revenue, Graco
     Project, VRDN, RB (A) (B) (C)
     3.600%, 09/09/97                    1,120       1,120
   Minnesota School Districts, Tax &
     Aid Anticipation Borrowing
     Program, Ser 96-B, COP
     4.500%, 09/09/97                      900         900
   St. Paul County, Housing &
     Redevelopment Authority, District
     Heating Revenue, Ser A,
     VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    1,750       1,750
                                                  --------
                                                     4,795
                                                  --------
MISSOURI -- 0.7%
   Development Finance Board
     Authority, Infrastructure Facility
     Revenue, Midtown Redevelopment
     Project, VRDN, RB (A) (B) (C)
     3.600%, 09/09/97                    2,900       2,900
                                                  --------
NEVADA -- 0.1%
   Henderson Public Improvement
     Trust, Multi-Family Housing,
     Pueblo Verde I & II-B Apartment
     Project, VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                      565         565
                                                  --------
NEW HAMPSHIRE -- 0.6%
   Education & Health Facilities
     Authority, Dartmouth Education
     Loan Project, VRDN, RB (A) (B)
     3.950%, 06/01/98                    1,215       1,215
   Higher Education and Health
     Facility Authority, Dartmouth
     Education Loan Project,
     VRDN, RB (A) (B)
     3.950%, 06/01/98                    1,520       1,520
                                                  --------
                                                     2,735
                                                  --------

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
NEW JERSEY -- 0.7%
   Economic Development Authority,
     Industrial and Economic Revenue,
     Carolina Freight Project, VRDN, RB
     (A) (B) (C)
     3.485%, 09/09/97                   $2,190    $  2,190
   New Jersey Economic Development
     Authority, Cincinnati Gear
     Company, VRDN, RB (A) (B) (C)
     3.875%, 10/01/97                      975         975
                                                  --------
                                                     3,165
                                                  --------
NEW MEXICO -- 0.5%
   Albuquerque Industrial
     Development Revenue, Plastech
     Project, Ser 94-B, VRDN,
     RB (A) (B) (C)
     3.450%, 09/09/97                    2,005       2,005
                                                  --------
NEW YORK -- 8.2%
   Freeport School District, TAN
     4.250%, 06/29/98                    2,000       2,003
   Lindenhurst Unified Free School
     District Project, TAN
     4.250%, 06/24/98                    2,500       2,504
   Little Falls County, City School
     District Project, Ser A, BAN
     4.250%, 09/19/97                    4,250       4,250
   Nassau County, Ser A, RAN
     4.250%, 03/10/98                    3,800       3,808
   North Hempstead, BAN
     4.125%, 02/26/98                    1,325       1,327
   North Hempstead, Ser A, BAN
     4.000%, 01/29/98                    3,000       3,001
   North Hempstead, Ser C, BAN
     4.375%, 05/06/98                    2,500       2,503
     4.500%, 05/06/98                    4,500       4,510
   North Hempstead, Ser D, BAN
     4.100%, 08/07/98                    2,730       2,733
   North Hempstead, Ser H, BAN
     4.250%, 10/30/97                      931         932
   Ontario County Industrial
     Development Authority, Seneca
     Foods, VRDN, RB (A) (B) (C)
     3.750%, 09/09/97                    2,185       2,185
   Roosevelt, Free School District, TAN
     4.500%, 06/30/98                    2,000       2,006
   Saratoga County, Shenendehowa
     Central School District, RAN
     4.100%, 06/17/98                    2,000       2,002

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997



TAX FREE PORTFOLIO--CONTINUED



--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

   St. Lawrence & Lewis County, Board
     Coop Educational Services, Sole
     Supervisory District Authority, RAN
     4.375%, 06/26/98                   $1,600    $  1,605
                                                  --------
                                                    35,369
                                                  --------
NORTH CAROLINA -- 0.8%
   Beaufort Industrial Facility, Pollution
     Control Revenue, Texas Gulf
     Corporation, VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                      375         375
   Union County, Pollution Control
     Finance Authority, Square D
     Company Project, VRDN,
     RB (A) (B) (C)
     3.350%, 09/09/97                    2,900       2,900
                                                  --------
                                                     3,275
                                                  --------
NORTH DAKOTA -- 0.6%
   Fargo Commercial Development
     Revenue, Cass Oil Project,
     VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    2,500       2,500
                                                  --------
OHIO -- 2.3%
   Butler County, Hospital Facility
     Authority, Middletown Regional
     Hospital Project, Ser A, VRDN,
     RB (A) (B) (C)
     3.350%, 09/09/97                    2,000       2,000
   Cincinnati & Hamilton County
     Port Authority, CEI Realty Project,
     VRDN, RB (A) (B) (C)
     3.900%, 09/01/97                      100         100
   Highland County, Industrial
     Development Revenue, Lancaster
     Colony Corporation Project,
     VRDN, RB (A) (B) (C)
     3.650%, 09/01/97                      900         900
   Lima Hospital Revenue, Refunding
     and Improvement, Lima Memorial
     Hospital Project, VRDN,
     RB (A) (B) (C)
     3.450%, 09/09/97                    2,000       2,000
   Montgomery County Economic
     Development Revenue, Wayne
     Town Center Project, VRDN,
     RB (A) (B) (C)
     3.700%, 10/01/97                    1,025       1,025
   Ohio State Air Quality Development
     Authority, Ohio Education Project,
     Ser C, VRDN, RB (A) (B) (C)
     4.400%, 09/01/97                    1,000       1,001


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Summit County Industrial
     Development Authority, Arlington
     Plaza Project, VRDN,
     RB (A) (B) (C)
     3.650%, 09/02/97                   $2,235    $  2,235
   Toledo Industrial Development
     Revenue, Countymark Cooperative
     Project, VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                      800         800
                                                  --------
                                                    10,061
                                                  --------
OKLAHOMA -- 3.2%
   Bartlesville Development Authority,
     Heritage Villa Nursing Center,
     VRDN, RB (A) (B) (C)
     3.500%, 09/09/97                    3,000       3,000
   Oklahoma City Industrial
     Development Authority, Baptist
     General Convention Refunding,
     Ser 89, RB (A) (B) (C)
     3.950%, 09/02/97                    5,000       5,000
   Tulsa City, Industrial Health Care
     Authority, Laureate Psychiatric
     Project, VRDN, RB (A) (B)
     3.850%, 12/15/97                    3,500       3,500
   Tulsa Parking Authority, Refunding
     First Mortgage Williams Project 84,
     Ser A, VRDN, RB (A) (B) (C)
     3.900%, 11/15/97                    2,140       2,140
                                                  --------
                                                    13,640
                                                  --------
OREGON -- 0.6%
   Port of Portland, Public Grain Elevator
     Revenue, Columbia Grain Project,
     VRDN, RB (A) (B) (C)
     3.600%, 09/09/97                    2,565       2,565
                                                  --------
PENNSYLVANIA -- 18.4%
   Allegheny County, Hospital Development
   Authority, Ser A, VRDN, RB (A) (B) (C)
     3.400%, 09/02/97                      850         850
   Berks County Industrial Development
     Authority, Rilsaw Industrial Project,
     Elf Aquitaine, VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                      400         400
   Bradford County, Industrial
     Development Authority, Guthrie
     Project, VRDN, RB (A) (B) (C)
     3.750%, 09/09/97                    1,800       1,800
   Bucks County Industrial Development
     Authority, Edgcomb Metals Project,
     VRDN, RB (A) (B) (C)
     3.350%, 09/09/97                      705         705



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================


--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Delaware County Industrial
     Development Authority, Resource
     Recovery Project, Ser G,
     VRDN, RB (A) (B)
     Callable 12/01/97 @ 100
     3.625%, 12/01/97                   $1,165  $    1,165
   Delaware Valley, Regional Finance
     Authority, Government Revenue,
     Ser A, VRDN, RB (A) (B) (C)
     3.250%, 09/09/97                    2,500       2,500
   Delaware Valley, Regional Finance
     Authority, Local Government
     Revenue, Ser D, VRDN,
     RB (A) (B) (C)
     3.250%, 09/02/97                    1,050       1,050
   Emmaus General Authority, VRDN,
     RB (A) (B) (C)
     3.400%, 09/09/97                    9,500       9,500
   Erie County Hospital Authority
     Revenue, Union City Memorial
     Hospital, VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    2,100       2,100
   Higher Education Facility Authority,
     Allegheny College Project, VRDN,
     RB (A) (B) (C)
     3.300%, 09/09/97                    3,000       3,000
   Lancaster County, Higher Education
     Authority, Franklin & Marshall
     College Project, VRDN,
     RB (A) (B) (C)
     3.400%, 09/09/97                    1,835       1,835
   Langhorne Hospital Revenue
     Authority, Franciscan Health
     Systems Project, Ser C, VRDN,
     RB (A) (B) (C)
     3.650%, 09/02/97                      100         100
   Lehigh County, General Purpose
     Authority, Lehigh Valley Hospital
     Project, Ser A, VRDN, RB (A) (B) (C)
     3.650%, 09/02/97                    1,000       1,000
   Montgomery County, Higher
     Education & Health Authority,
     Holy Redeemer Hospital Project,
     VRDN, RB (A) (B) (C)
     AMBAC Insured
     3.250%, 09/09/97                    4,200       4,200
   Montgomery County Higher
     Education & Health Authority,
     Higher Education & Health Loan,
     Ser 96-A, VRDN, RB (A) (B) (C)
     3.500%, 09/09/97                   10,000      10,000


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Montgomery County, Industrial
     Development Authority, Ikea
     Property Project, VRDN,
     RB (A) (B) (C)
     3.450%, 09/09/97                   $2,800  $    2,800
   Montgomery County, Higher
   Education & Health Authority,
   Ser A, VRDN, RB (A) (B) (C)
     3.500%, 09/09/97                    5,000       5,000
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project,
     VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    1,500       1,500
   Moon Township Industrial
     Development Revenue, Executive
     Office Project, Ser 91-A,
     VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                      800         800
   North Umberland County
     Industrial Development
     Authority, Atlas Development,
     VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    1,800       1,800
   Pennsylvania Higher Education
     Facility, Carnegie Mellon
     University Project, Ser C,
     VRDN, RB (A) (B) (C)
     3.700%, 09/02/97                    2,000       2,000
   Pennsylvania State, Higher
     Education Authority, Thomas
     Jefferson University Project,
     Ser C, VRDN, RB (A) (B) (C)
     3.850%, 09/23/97                    3,500       3,500
   Philadelphia Industrial Development
     Authority, Multi-Family Housing,
     Harbor View Towers Project,
     VRDN, RB (A) (B) (C)
     3.600%, 09/09/97                    2,080       2,080
   Philadelphia Industrial Development
     Authority, Inglis House Project,
     VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    7,000       7,000
   Philadelphia School District
     Authority, TRAN (C)
     4.500%, 06/30/98                    1,400       1,407
   Sayre Health Care Facilities Authority,
     Capital Financing Project, Ser K,
     VRDN, RB, AMBAC (A) (B) (C)
     3.300%, 09/09/97                      600         600

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997



TAX FREE PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Schuylkill County, Industrial
     Development Authority, Gilberton
     Power Project, VRDN, RB (A) (B) (C)
     3.300%, 09/09/97                   $5,200    $  5,200
   Scranton-Lackawana Health &
     Welfare Authority, University of
     Scranton Project, VRDN, RB (A) (B) (C)
     4.000%, 11/01/97                      560         560
   York County Industrial Development,
     New Edgecomb Corporation
     Project, VRDN, RB (A) (B) (C)
     3.350%, 09/09/97                    4,665       4,665
                                                  --------
                                                    79,117
                                                  --------
SOUTH CAROLINA -- 1.9%
   Florence County Industrial
     Development Revenue, La-Z-Boy
     Chair Project, VRDN, RB (A) (B)
     3.485%, 09/09/97                    5,000       5,000
   Lexington, South Carolina Water
     and Sewer Revenue, BAN
     4.750%, 10/01/97                    3,300       3,301
                                                  --------
                                                     8,301
                                                  --------
TENNESSEE -- 0.8%
   Hamilton County, Ser A, GO
     5.000%, 05/01/98                    3,535       3,560
                                                  --------
TEXAS -- 6.8%
   Austin Limited Tax, Public
     Improvement, GO
     7.000%, 09/01/97                      905         905
   Brazo River, Hoffman-Laroche
     Project, Ser 85, VRDN,
     RB (A) (B) (C)
     3.475%, 09/09/97                    1,000       1,000
   Harris County, Health Development
     Authority, Buckner Retirement
     Services Project, VRDN,
     RB (A) (B) (C)
     3.350%, 09/09/97                    5,000       5,000
   Harris County, Multi-Family
     Housing, Woodgate Project,
     VRDN, RB (A) (B) (C)
     3.725%, 09/09/97                    2,300       2,300
   Harris County, Sub Lien Toll Road
     Project, Ser B, VRDN,
     RB (A) (B) (C)
     3.300%, 09/09/97                    5,000       5,000
   Houston Health Facilities
     Development Authority,
     Memorial Northwest Pavillion
     Project, VRDN, RB (A) (B) (C)
     3.550%, 09/09/97                      845         845

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------


   Municipal Power Agency Revenue,
     Self Insurance and Risk
     Management Project, RB
     4.250%, 09/01/97                $     500 $       500
   Richardson, Independent School
     District, Ser A, GO (A) (B) (C)
     3.620%, 09/04/97                   11,000      11,000
   Trinity River Industrial Development
     Authority, Trinity River Project,
     VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                    2,900       2,900
                                                  --------
                                                    29,450
                                                  --------
UTAH -- 2.6%
   Castle Dale Industrial Development
     Revenue, Safeway Project,
     VRDN, RB (A) (B) (C)
     3.850%, 02/01/98                    1,400       1,400
   Intermountain Power Agency,
     Utah Power Supply Revenue,
     Ser B, RB
     5.200%, 07/01/98                    1,500       1,516
   Nephi Industrial Development
     Authority, Safeway Project,
     VRDN, RB (A) (B) (C)
     3.600%, 09/01/97                    2,210       2,210
   Salt Lake City Industrial Development
     Authority, Devereaux Partners
     Project, VRDN, RB (A) (B) (C)
     3.500%, 09/09/97                    5,000       5,000
   Tremonton City Industrial
     Development Revenue, Safeway
     Project, VRDN, RB (A) (B) (C)
     3.900%, 12/01/97                      960         960
                                                  --------
                                                    11,086
                                                  --------
VERMONT -- 1.3%
   Student Assistance Student Loan
     Bonds, Ser 85, VRDN,
     RB (A) (B) (C)
     3.750%, 09/09/97                    5,425       5,425
                                                  --------
VIRGINIA -- 1.5%
   Harrisonburg Multi-Family
     Housing Authority, Rolling
     Brook Village Apartment Project,
     VRDN, RB (A) (B) (C)
     3.700%, 02/01/98                    2,000       2,000
   Housing Development Authority,
     AHC Services Corporation, Ser A,
     VRDN, RB (A) (B) (C)
     3.500%, 09/09/97                    2,700       2,700



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

   Stafford County Industrial
     Development Authority, Safeway
     Project, VRDN, RB (A) (B) (C)
     3.900%, 12/01/97                   $1,845    $  1,845
                                                  --------
                                                     6,545
                                                  --------
WASHINGTON -- 0.3%
   Washington County, Lease Revenue
     Authority, VRDN, RB (A) (B) (C)
     3.350%, 09/09/97                    1,300       1,300
                                                  --------
WEST VIRGINIA -- 1.0%
   Hospital Revenue Authority, Mid-
     Atlantic Project, Ser A, VRDN,
     RB (A) (B) (C) AMBAC
     3.350%, 09/09/97                      600         600
   Wood County, Industrial Development
     Revenue, Gas Project, VRDN,
     RB (A) (B) (C)
     3.750%, 09/09/97                    3,800       3,800
                                                  --------
                                                     4,400
                                                  --------
WISCONSIN -- 6.6%
   Delavan Darein School District, BAN
     4.150%, 04/15/98                    1,000       1,001
   Eau Claire Area School
     District, TRAN
     3.920%, 09/29/97                    3,150       3,150
   Elkhorn Area School District, BAN
     4.250%, 04/01/98                    1,385       1,387
   Green Bay Area Public School
     District, BAN
     3.840%, 02/02/98                    3,000       3,000
   Janesville School District, TRAN
     3.910%, 09/25/97                    1,500       1,500
   Kaukauna Area School
     District, BAN
     4.350%, 02/26/98                    1,500       1,502
   Kenosha Unified School
     District, TRAN
     4.250%, 09/26/97                    3,000       3,001
   LaCrosse Industrial  Development
     Revenue,  LaCrosse Properties
     Project, VRDN,
     RB (A) (B) (C)
     3.450%, 09/09/97                    5,150       5,150
   Mequon & Thiensville School
     District, TRAN
     4.250%, 09/10/97                      750         750
   Merrill Area Community Public
     School, BAN
     Callable 12/01/97 @ 100
     4.400%, 04/01/98                    2,500       2,502
   Oregon County School
     District, TRAN
     4.240%, 09/17/97                    1,000       1,000
   Silver Lake School District, BAN
     4.400%, 02/01/98                    1,500       1,503

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

   Tomah Area School District, TRAN
     4.190%, 09/17/97                   $1,500    $  1,500
   Village of Menomonee Industrial
     Development Revenue, Maysteel
     Corporation, VRDN, RB (A) (B) (C)
     3.485%, 09/09/97                    1,900       1,900
                                                  --------
                                                    28,846
                                                  --------
Total Municipal Bonds
    (Cost $424,374)                                424,374
                                                  --------
Total Investments -- 98.5%
   (Cost $424,374)                                 424,374
                                                  --------
OTHER ASSETS AND LIABILITIES, NET-- 1.5%             6,643
                                                  --------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   431,190,538 outstanding shares of
   beneficial interest                             431,057
Portfolio Shares of Class D (unlimited
   authorization -- no par value) based on
   1,286 outstanding shares of
   beneficial interest                                   1
Overdistributed net investment income                  (20)
Accumulated net realized loss
   on investments                                      (21)
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $431,017
                                                  --------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A          $   1.00
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS D           $   1.00
                                                   ========
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE CORPORATION
BAN      BOND ANTICIPATION NOTE
COP      CERTIFICATE OF PARTICIPATION
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RAN      REVENUE ANTICIPATION NOTE
RB       REVENUE BOND
SER      SERIES
TAN      TAX ANTICIPATION NOTE
TAW      TAX ANTICIPATION WARRANT
TRAN     TAX & REVENUE ANTICIPATION NOTE
VRDN     VARIABLE RATE DEMAND NOTE
(A) FLOATING RATE SECURITY--THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1997.
(B) PUT AND DEMAND FEATURE--THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE LESSER OF THE MATURITY DATE OR THE PUT/DEMAND DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY--THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


CALIFORNIA TAX EXEMPT PORTFOLIO
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.8%
CALIFORNIA -- 95.2%
   Abag Finance Authority, Nonprofit
     Corp - Bentley School, VRDN,
     COP (A) (B)
     3.500%, 09/09/97                   $1,500    $  1,500
   Alameda County, California Unified
     School District, TRAN
     4.250%, 06/30/98                    6,980       7,005
   Alameda County, Contra-Costa
     Schools Authority, Ser B, VRDN,
     COP (A) (B) (C)
     3.100%, 09/09/97                    5,000       5,000
   Alameda County, TRAN
     4.500%, 07/22/98                   10,000      10,051
   Alameda County, Transportation
     Authority, RB, AMBAC
     3.750%, 11/01/97                   15,120      15,125
   Abag Finance Authority, Lucille
     Salter Packard Project, VRDN,
     RB, AMBAC (A) (B)
     2.950%, 09/09/97                    3,550       3,550
   Bakersfield, Wastewater Treatment
     Plant #3, Pre-Refunded @ 101,
     COP (D)
     8.000%, 01/01/98                      525         535
   California Education Facility
     Authority, Pomona College,
     VRDN, RB (A) (B)
     3.150%, 09/09/97                   10,200      10,200
   California Education Facility
     Authority, Stanford University,
     Ser L-4 (A) (B)
     2.950%, 09/09/97                    7,275       7,275
   California Pollution Control
     Financing Authority, Pacific
     Gas & Electric, VRDN,
     RB (A) (B) (C)
     3.500%, 09/02/97                    3,500       3,500
   California State Educational Facility
     Authority, Claremont Mckenna
     Project, VRDN, RB (A) (B)
     3.150%, 09/09/97                    4,000       4,000
   California State Education Facility
     Authority, Point Nazarene College,
     VRDN, RB (A) (B)
     3.050%, 09/09/97                    5,900       5,900
   Corona, Multi-Family Housing,
     County Hills Project, Ser B,
     VRDN, RB (A) (B) (C)
     3.100%, 09/09/97                      855         855
   Contra Costa, Community College
     District, TRAN
     4.625%, 06/30/98                    5,000       5,018

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

   Contra Costa County, Multi-Family
     Housing, Delta Square Project,
     Ser A, VRDN, RB (A) (B) (C)
     3.350%, 09/09/97                   $3,400    $  3,400
   Corona Redevelopment Agency,
     Crown Point Project, Ser 85,
     RB (A) (B) (C)
     3.100%, 05/01/98                    7,580       7,580
   Eden Township, Hospital District
     Insured Health Facilities (D)
     Pre-Refunded @ 100
     10.250%, 12/01/97                   2,740       2,784
   Escondido, Community Development
     Authority, Heritage Park
     Apartment Project, Ser A,
     VRDN, RB (A) (B) (C)
     3.100%, 09/09/97                    7,150       7,150
   Fairfield-Suisun, Unified School
     District, TRAN
     4.250%, 10/09/97                    2,800       2,801
   Fontana, Gaf Tax Exempt Bond
     Grantor Trust, Ser GA-7,
     VRDN (A) (B) (C)
     4.250%, 09/09/97                    6,325       6,325
   Foothill/Eastern Corridor Agency,
     California Toll Road, Ser B,
     VRDN, RB (A) (B) (C)
     3.000%, 09/09/97                    1,000       1,000
   Gardena County, TRAN
     4.050%, 06/30/98                    4,705       4,705
   Health Facilities Finance Authority,
     Catholic Health Care, Ser A,
     VRDN, RB, MBIA (A) (B)
     3.000%, 09/09/97                    2,900       2,900
   Health Facilities Finance Authority,
     Catholic Health Care, Ser B,
     VRDN, RB, MBIA (A) (B)
     3.000%, 09/09/97                    2,000       2,000
   Health Facilities Finance Authority,
     Catholic Health Care, Ser C,
     VRDN, RB, MBIA (A) (B)
     3.000%, 09/09/97                    1,600       1,600
   Health Facilities Finance Authority,
     Kaiser Permanente, Ser A,
     VRDN, RB (A) (B)
     3.000%, 09/09/97                    4,200       4,200
   Health Facilities Finance Authority,
     Kaiser Permanente, Ser B,
     VRDN, RB (A) (B)
     3.000%, 09/09/97                    2,000       2,000
   Health Facilities Finance Authority,
     Memorial Health Services,
     VRDN, RB (A) (B)
     3.000%, 09/09/97                    7,000       7,000



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================


--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Housing Finance Agency, Multi-
     Family Housing, Oak Brook
     Ridge Apartment Project, Ser 93-A
     VRDN, RB, FNMA (A) (B)
     3.000%, 09/09/97                   $4,830     $ 4,830
   Independent Cities Lease Finance
     Authority, Revenue Pooled
     Project, VRDN, RB (A) (B) (C)
     3.000%, 09/09/97                      500         500
   Irvine, Public Facilities &
     Infrastructure Authority, Capital
     Improvements Project, VRDN,
     (A) (B) (C)
     3.100%, 09/09/97                    5,400       5,400
   Irwindale Industrial Development
     Revenue, Toys "R" Us Project,
     VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                      500         500
   Kern County, Public Facilities
     Project, Ser D, VRDN,
     COP (A) (B) (C)
     3.000%, 09/09/97                    2,500       2,500
   Kern County, TRAN
     4.500%, 10/02/97                    5,750       5,754
   Lancaster Redevelopment Agency,
     Multi-Family Housing, 20 Street
     Apartments Project, Ser C,
     VRDN (A) (B) (C)
     3.150%, 09/09/97                    3,250       3,250
   Lancaster, Multi-Family Housing,
     Household Bank Project, Ser A,
     VRDN, RB (A) (B)
     3.500%, 09/09/97                    2,700       2,700
   Lancaster, Multi-Family Housing,
     The Willow Project, Ser A,
     VRDN, RB (A) (B)
     3.500%, 09/09/97                    6,000       6,000
   Livermore, TRAN
     4.250%, 10/30/97                    4,150       4,153
   Long Beach Housing Authority,
     Multi-Family Housing, Channel
     Point Apartments Project, Ser A ,
     VRDN, RB (A) (B) (C)
     3.250%, 09/09/97                    2,500       2,500
   Loomis Unified School
     District, TRAN
     4.450%, 09/04/97                    1,170       1,170
   Los Angeles, Ser A, GO
     7.500%, 09/01/97                    3,850       3,850
   Los Angeles County, Metropolitan
     Transportation Project, California
     Commercial Tax Exempt Paper
     3.400%, 09/29/97                    5,000       5,000

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Los Angeles County, Community
     Redevelopment Agency,
     Willowbrook Project, VRDN
     (A) (B) (C)
     3.250%, 09/09/97                 $  1,600     $ 1,600
   Los Angeles County, Metropolitan
     Transportation Authority, Ser A,
     RB, MBIA (A) (B) (C)
     3.000%, 09/09/97                    9,900       9,900
   Los Angeles County, Pension
     Obligation, Ser A, VRDN, RB,
     AMBAC (A) (B)
     2.950%, 09/09/97                    7,900       7,900
   Los Angeles County, Pension
     Obligation, Ser B, VRDN, RB,
     AMBAC (A) (B) (C)
     2.950%, 09/09/97                    3,600       3,600
   Los Angeles County, Pension
     Obligation, Ser C, VRDN, RB,
     AMBAC (A) (B) (C)
     2.950%, 09/09/97                    6,500       6,500
   Los Angeles County, Ser A, TRAN
     4.500%, 06/30/98                    5,000       5,026
   Los Angeles Multi-Family Housing,
     Ser K, VRDN,  RB (A) (B) (C)
     3.000%, 09/09/97                    5,700       5,700
   Los Angeles, Unified School
     District, TRAN
     4.500%, 07/01/98                    2,000       2,011
   Milpitas, Unified School
     District, TRAN
     4.250%, 06/30/98                    3,000       3,011
   Modesto, High School & City
     School District, Capital Facility
     Project, VRDN, COP (A) (B) (C)
     3.050%, 09/09/97                    2,755       2,755
   Monterey County, Finance
     Authority, Reclamation &
     Distribution Program, Ser 95-A,
     VRDN, RB (A) (B) (C)
     3.250%, 09/09/97                    5,000       5,000
   Monterey County, Regional Waste
     Management Authority,
     VRDN (A) (B) (C)
     3.250%, 09/09/97                    3,400       3,400
   Northern California Public Power
     Agency, Geothermal Project
     No. 3-A, VRDN, RB,
     (A) (B) (C)
     2.950%, 09/09/97                   18,000      18,000
   Oakland, Revenue Assessment Bay
     Area Government, VRDN,
     RB (A) (B) (C)
     3.350%, 09/09/97                    2,175       2,175

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


CALIFORNIA TAX EXEMPT PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)VALUE (000)
--------------------------------------------------------------------------------
   Orange County, Apartment
     Development Authority, Radnor/
     Aragon Corporation Project-D,
     VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                   $3,400     $ 3,400
   Oxnard Redevelopment Agency,
     Channel Islands Business,
     VRDN, RB (A) (B) (C)
     3.725%, 09/09/97                    4,685       4,685
   Palm Springs Community Redevelopment
     Agency,  Headquarters Hotel-1,
     VRDN, COP (A) (B) (C)
     3.150%, 09/09/97                    2,070       2,070
   Palm Springs Community Redevelopment
     Agency,  Headquarters Hotel-4,
     VRDN, COP (A) (B) (C)
     3.150%, 09/09/97                    2,800       2,800
   Palm Springs Community Redevelopment
     Agency,  Headquarters Hotel-6,
     VRDN, COP (A) (B) (C)
     3.150%, 09/09/97                      900         900
   Panama-Buena Vista Union School
     District, Capital Improvements
     Finance Project, VRDN,
     COP (A) (B) (C)
     3.300%, 09/09/97                    9,000       9,000
   Pasadena Historical Rehabilitation,
     Dodsworth Building Project,
     VRDN, RB (A) (B) (C)
     3.150%, 09/09/97                    4,000       4,000
   Pasadena, Rose Bowl Improvements
     Project, VRDN, COP (A) (B) (C)
     3.000%, 09/09/97                    2,000       2,000
   Placer County, Office of Education,
     TRAN, FGIC Insured
     4.450%, 09/04/97                      475         475
   Pollution Control Finance Authority,
     Chevron USA Inc. Project,
     VRDN, RB (A) (B)
     4.000%, 11/15/97                    1,200       1,202
   Pomona Public Finance Authority,
     VRDN, RB (A) (B) (C)
     3.300%, 09/09/97                    2,100       2,100
   Redlands Redevelopment Agency,
     Parking Lease, VRDN,
     RB (A) (B) (C)
     3.560%, 09/09/97                    4,485       4,485
   Redlands Redevelopment Agency,
     Ser A, VRDN (A) (B) (C)
     3.560%, 09/09/97                   15,040      15,040

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Riverside County, Industrial
     Development Authority, Business
     Forms Project, VRDN,
     RB (A) (B) (C)
     3.800%, 09/09/97                   $1,850   $   1,850
   Riverside, Multi-Family Housing,
     Countrywood & IA Apartments
     Project, Ser E (A) (B) (C)
     3.450%, 09/09/97                    2,750       2,750
   Rosemead, Elementary School
     District, TRAN
     4.250%, 06/30/98                    2,350       2,358
   Roseville City School District, TRAN
     4.450%, 09/04/97                    1,350       1,350
   Roseville Joint Union High School
     District, TRAN
     4.450%, 09/04/97                      850         850
   Roseville, Joint Union High School
     District, Acquisition Project,
     VRDN, COP (A) (B) (C)
     3.050%, 09/09/97                    3,220       3,220
   Sacramento, Multi-Family Housing
     Authority, Ashford Park Apartments
     Project, VRDN, RB (A) (B) (C)
     3.350%, 09/09/97                    4,000       4,000
   Salinas, Union High School
     District, TRAN
     4.500%, 10/02/97                    2,275       2,276
   San Bernadino County, County
     Center Refunding Project,
     VRDN, COP (A) (B) (C)
     3.000%, 09/09/97                    6,200       6,200
   San Bernadino County, Glen Helen
     Blockbuster, Ser E, VRDN,
     RB (A) (B) (C)
     3.350%, 09/09/97                    4,245       4,245
   San Bernadino County, Industrial
     Development Authority,
     Sandpiper Investments Project,
     VRDN, RB (A) (B) (C)
     3.700%, 09/09/97                    3,200       3,200
   San Bernadino County, Industrial
     Development Authority, Gate City
     Beverage Project, VRDN,
     RB (A) (B) (C)
     3.850%, 09/09/97                      495         495
   San Bernardino County, Multi-Family
     Housing, VRDN, RB (A) (B) (C)
     3.550%, 09/09/97                    3,700       3,700
   San Bernadino County, Multi-Family
     Housing, Parkview Place, Ser A,
     VRDN, RB (A) (B) (C)
     3.150%, 09/09/97                    5,220       5,220



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================

--------------------------------------------------------------------------------
                                          FACE
                                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   San Bernadino County, Multi-Family
     Housing, Gold West Apartments
     Project, Ser A, VRDN, RB
     (A) (B) (C)
     3.150%, 09/09/97                  $   500     $   500
   San Bernadino County, Multi-Family
     Housing, Alta Loma Heritage
     Project, Ser A, VRDN,
     RB (A) (B) (C)
     3.150%, 09/09/97                    2,264       2,264
   San Bernadino County, Multi-Family
     Housing, Indian Knoll Apartment
     Project, Ser A (A) (B) (C)
     3.450%, 09/09/97                    3,300       3,300
   San Bernardino County, Multi-Family
     Housing, Mountain View
     Apartments, VRDN, RB (A) (B) (C)
     3.150%, 09/09/97                    1,010       1,010
   San Diego Multi-Family Housing,
     LA Cima Apartments Project,
     Ser K, VRDN, RB (A) (B) (C)
     3.050%, 09/09/97                    1,550       1,550
   San Diego, Unified School
     District, TRAN
     4.750%, 10/01/97                    5,500       5,505
   San Francisco City & County,
     Bayside Village Project D, Ser 85-B,
     VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    9,400       9,400
   San Francisco, City & County
     Redevelopment Agency, Bayside
     Village Project, Ser A, VRDN,
     RB (A) (B) (C)
     3.450%, 09/09/97                    6,500       6,500
   San Francisco, Housing
     Redevelopment - Fillmore
     Center (A) (B) (C)
     3.250%, 09/09/97                    2,750       2,750
   San Joaquin County, TRAN
     4.500%, 01/15/98                      525         527
   San Jose Finance Authority, Hayes
     Mansion Improvement Project B,
     VRDN, RB (A) (B) (C)
     3.350%, 09/09/97                    1,545       1,545
   San Jose Redevelopment Agency,
     Merged Area Redevelopment
     Project, Ser A (A) (B) (C)
     3.100%, 09/09/97                    2,400       2,400
   San Marcos Industrial Development
     Authority, Amistar Project,
     VRDN, RB (A) (B) (C)
     3.700%, 09/09/97                    4,500       4,500

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Santa Clara, Electric Revenue,
     Ser A, VRDN, RB (A) (B) (C)
     3.000%, 09/09/97                  $   860     $   860
   Santa Clara, Electric Revenue,
     Ser B, VRDN, RB (A) (B) (C)
     3.000%, 09/09/97                      900         900
   Simi Valley Multi-Family Housing,
     Lincoln Wood Ranch, VRDN,
     RB (A) (B) (C)
     3.350%, 09/09/97                    9,700       9,700
   Southern California, Public Power
     Authority, Palo Verde Project C,
     VRDN, RB, AMBAC Insured (A) (B)
     2.950%, 09/09/97                    6,000       6,000
   Union City, Multi-Family Housing,
     Skylark Apartments (A) (B) (C)
     3.600%, 09/09/97                    2,200       2,200
   University of California, COP
     5.000%, 09/01/97                    1,200       1,200
   Upland Community Redevelopment
     Agency, Multi-Family Housing
     Revenue, Northwoods Project,
     Ser B, VRDN, RB (A) (B) (C)
     4.100%, 09/09/97                    2,200       2,200
   Vacaville Multi-Family Housing,
     Quail Run Apartments, Ser 88-A,
     VRDN, RB, FNMA (A) (B)
     3.000%, 09/09/97                    9,900       9,900
   West Basin, Municipal Water District,
     Phase II Recycled Water Project B,
     VRDN, COP (A) (B) (C)
     2.950%, 09/09/97                    9,300       9,300
   Western Placer, Unified School
     District, TRAN
     4.450%, 09/04/97                    1,660       1,660
   Yuba County, TRAN
     4.500%, 10/31/97                    2,155       2,158
                                                  --------
                                                   441,344
                                                  --------
PUERTO RICO -- 2.6%
   Puerto Rico
     3.500%, 10/06/97                   12,000      12,000
                                                  --------
Total Municipal Bonds
   (Cost $453,344)                                 453,344
                                                  --------
Total Investments -- 97.8%
   (Cost $453,344)                                 453,344
                                                  --------
OTHER ASSETS AND LIABILITIES, NET-- 2.2%            10,112
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997



CALIFORNIA TAX EXEMPT
PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   51,296,999 outstanding shares of
   beneficial interest                            $ 51,297
Portfolio Shares of Class G (unlimited
   authorization -- no par value) based on
   412,156,255 outstanding shares of
   beneficial interest                             412,156
Undistributed net investment income                      8
Accumulated net realized loss
   on investments                                       (5)
                                                  --------
TOTAL NET ASSETS -- 100.0%                         $463,456
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A          $   1.00
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS G          $   1.00
                                                  ========
AMBAC     AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP       CERTIFICATE OF PARTICIPATION
FGIC      FINANCIAL GUARANTY INSURANCE CORPORATION
FNMA      FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO        GENERAL OBLIGATION
MBIA      MUNICIPAL BOND INVESTORS ASSURANCE
RB        REVENUE BOND
SER       SERIES
TRAN      TAX & REVENUE ANTICIPATION NOTE
VRDN      VARIABLE RATE DEMAND NOTE
(A) FLOATING RATE SECURITY--THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1997.
(B) PUT AND DEMAND FEATURE--THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE LESSER OF THE MATURITY DATE OR THE PUT/DEMAND DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION  WITH A LETTER OF CREDIT  FROM  A  MAJOR
    BANK  OR   FINANCIAL   INSTITUTION.
(D) PRE-REFUNDED SECURITY--THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.


================================================================================



INSTITUTIONAL TAX
FREE PORTFOLIO
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 100.9%
ALABAMA -- 0.6%
   Birmingham Medical Clinic
     Revenue, St. Martins In The
     Pines Project, Ser 89, VRDN,
     RB (A) (B)
     3.450%, 09/09/97                   $3,095    $  3,095
   Mobile Industrial Development,
     IB Chemical Company, VRDN,
     RB (A) (B) (C)
     3.600%, 09/09/97                    1,350       1,350
   Russelville Industrial Development
     Revenue, Clark Pulley Project,
     Ser 94, VRDN, RB (A) (B) (C)
     3.500%, 09/09/97                    1,675       1,675
                                                  --------
                                                     6,120
                                                  --------
ALASKA -- 0.4%
   Alaska Industrial Development
     Authority, Safeway Project,
     VRDN, RB (A) (B) (C)
     3.900%, 12/01/97                    4,370       4,370
                                                  --------
ARIZONA -- 0.6%
   Maricopa County Industrial
     Development Authority, McLane
     Company Project, VRDN,
     RB (A) (B) (C)
     3.850%, 09/09/97                      770         770
   Tuscon Industrial Development
     Authority, Street & Highway
     User Revenue Project 1981, Ser D,
     VRDN, RB (D)
     Pre-Refunded @ 101
     6.500%, 07/01/98                    1,370       1,412
   Tuscon Industrial Development
     Authority, Tuscon City Center
     Parking, Ser A, VRDN,
     RB (A) (B) (C)
     3.475%, 09/09/97                    4,475       4,475
                                                  --------
                                                     6,657
                                                  --------
CALIFORNIA -- 3.2%
   Alameda County, TRAN
     4.500%, 07/22/98                    5,000       5,025
   California State Higher Education
     Loan Authority Student Loan
     Refunding, Ser 87-A, RB (B)
     4.000%, 07/01/98                    5,500       5,500
   California State Higher Education
     Loan Authority, Student Loan
     Revenue Refunding Project,
     Ser D, VRDN, RB (A) (B) (C)
     4.000%, 10/01/97                    3,000       3,000


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

   Humbolt County, TRAN (C)
     4.500%, 07/01/98                  $13,250    $ 13,318
   Redlands Redevelopment Agency,
     Parking Lease, VRDN,
     RB (A) (B) (C)
     3.560%, 09/09/97                    1,845       1,845
   Redlands Redevelopment Refunding
     Project, Ser A, VRDN,
     RB (A) (B) (C)
     3.560%, 09/09/97                    4,820       4,820
                                                  --------
                                                    33,508
                                                  --------
COLORADO -- 3.0%
   City of Idaho Springs, Safeway
     Project, Ser 93, VRDN,
     RB (A) (B) (C)
     3.900%, 12/01/97                    2,095       2,095
   Colorado State, Postsecondary
     Education Facility Authority,
     Mullen High School Project,
     VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                    5,000       5,000
   Colorado State Housing Finance
     Authority, Multi-Family Central
     Park Housing Project, VRDN,
     RB (A) (B)
     3.400%, 09/09/97                    2,650       2,650
   Denver City & County Revenue,
     Helen Bonfils Theatre, VRDN,
     RB (A) (B) (C)
     3.500%, 09/09/97                    2,650       2,650
   El Paso USA Hockey, Ser 96, VRDN,
     RB (A) (B) (C)
     3.400%, 09/09/97                    3,400       3,400
   Englewood Industrial Development
     Revenue, Safeway Incorporated
     Project, VRDN, RB (A) (B) (C)
     3.900%, 12/01/97                    2,690       2,690
   Housing Finance Authority, Multi-
     Family Housing, Grants Plaza
     Project 91-A, VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                    1,425       1,425
   Moffat County, Pollution Control
     Revenue, Pacificorp Project,
     VRDN, RB (A) (B)
     3.750%, 09/02/97                    2,550       2,550
   Panorama Metropolitan District,
     Ser B, VRDN, RB (A) (B) (C)
     3.700%, 12/01/97                    2,425       2,425
   Regents of University of Colorado,
     Telecom & Cogen Projects, COP
     4.500%, 12/01/97                    3,400       3,404

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

   Smith Creek Metropolitan District
     Authority, VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                  $   900    $    900
   State Health Facilities Authority,
     Rocky Mountain Project, VRDN,
     RB (A) (B) (C)
     3.400%, 09/09/97                    1,875       1,875
                                                  --------
                                                    31,064
DISTRICT OF COLUMBIA -- 0.2%
   District of Columbia, Ser B2, VRDN
     GO (A) (B) (C)
     3.850%, 09/02/97                    2,500       2,500
                                                  --------
DELAWARE -- 0.1%
   Economic Development Authority,
     Commercial Development,
     Congoleum Project, VRDN,
     RB (A) (B) (C)
     3.550%, 09/09/97                    1,000       1,000
                                                  --------
FLORIDA -- 4.1%
   Atlantic Beach, Florida Fleet
     Landing Project, Ser B, VRDN,
     RB (A) (B) (C)
     3.850%, 09/02/97                    1,000       1,000
   Boca Raton, Industrial Development
     Revenue Authority, Parking
     Garage Project, Ser 84-A,
     VRDN, RB (A) (B) (C)
     3.725%, 09/09/97                    7,950       7,950
   Broward County Multi-Family
     Housing, Parkview Partnership,
     VRDN, RB (A) (B) (C)
     3.600%, 09/09/97                    4,525       4,525
   Capital Projects Finance Authority,
     Florida Loan Project, Ser 97A, VRDN
     (A) (B) (C)
     3.500%, 09/09/97                   15,000      15,000
   Florida Local Government Finance
     Authority Revenue, Lake Wales
     Medical Centers, Ser A #1023, VRDN
     (A) (B) (C)
     3.350%, 09/09/97                      688         688
   Housing Finance Agency, Multi-
     Family Housing, Lakeside South
     Association, VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                    1,470       1,470
   Jacksonville Industrial  Development,
     University of  Florida Health
     Science Center, Ser 89, VRDN,
     RB (A) (B) (C)
     3.600%, 09/09/97                    1,000       1,000

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997



INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Jacksonville University Hospital
     Center Project, VRDN,
     RB (A) (B) (C)
     3.550%, 09/09/97                  $   400     $   400
   Lake Bernadette Community
     Development, Special Assessment
     Revenue, Ser B, VRDN,
     RB (A) (B) (C)
     3.450%, 09/09/97                    1,565       1,565
   Lee Industrial Development
     Authority, Christian Mission-
     Shell Point Village Project,
     VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                    3,450       3,450
   Orange County, Florida Education
     Facilities Authority, Rollins
     College Project (A) (B) (C)
     3.400%, 09/09/97                    4,000       4,000
   Pasco City Housing Finance
     Authority, Multi-Family Housing,
     Carlton Arms of Magnolin Valley,
     Ser 85, VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                    2,000       2,000
                                                  --------
                                                    43,048
                                                  --------
GEORGIA -- 6.3%
   Athens Multi-Family Housing,
     Georgian Apartments, VRDN,
     RB (A) (B) (C)
     3.725%, 09/09/97                    1,400       1,400
   Clayton County, Multi-Family
     Housing Authority, Rainwood
     Development Project (A) (B) (C)
     3.475%, 09/09/97                    2,700       2,700
   Cobb County Multi-Family Housing,
     Tibairen Associates Project,
     Ser 85-D, VRDN, RB (A) (B) (C)
     3.550%, 09/09/97                    8,600       8,600
   De Kalb County, Hospital
     Authority, Egleston Childrens
     Hospital Project, VRDN,
     RB (A) (B) (C)
     3.300%, 09/09/97                    2,200       2,200
   De Kalb, Hospital Authority,
     Egleston Childrens Hospital Project,
     Ser A, VRDN, RB (A) (B)
     3.300%, 09/09/97                    2,300       2,300
   De Kalb County, Housing Authority,
     Multi-Family Revenue,
     Clairmont Crest Project,
     VRDN, RB (A) (B) (C)
     3.350%, 09/09/97                    3,200       3,200

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   DeKalb County Industrial
     Development Revenue,
     Weyerhaeuser County Project,
     VRDN, RB (A) (B)
     3.442%, 09/09/97                   $3,500    $  3,500
   DeKalb County Multi-Family Housing,
     Terrace Club Project, Ser 93-B,
     VRDN, RB (A) (B) (C)
     3.500%, 09/09/97                    4,430       4,430
   Downtown Athens Housing
     Development Authority,
     Georgian Apartments Association,
     VRDN, RB (A) (B) (C)
     3.850%, 09/09/97                    1,000       1,000
   Effingham County, Development
     Authority, Pollution Control
     Revenue, Savannah Electric and
     Power Project, VRDN, RB (A) (B)
     3.800%, 09/02/97                    1,920       1,920
   Federal Paper Board, Tax Exempt
     Bond Grantor Trust, VRDN,
     RB (A) (B) (C)
     4.050%, 09/09/97                    7,200       7,200
   Fulton County Arthritis Foundation
     Project, VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                    2,000       2,000
   Georgia Municipal Gas Authority,
     Gas Portfolio II Project, Ser B,
     VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    5,000       5,000
   Hospital Finance Authority, Pooled
     Hospital Loan Project, Ser 97, VRDN,
     RB (A) (B) (C)
     3.750%, 09/02/97                    3,258       3,258
   Macon-Bibb County, Hospital Authority
     Revenue, Medical Center of
     Central Georgia Project, Ser 97,
     VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                    4,000       4,000
   Marietta Housing Finance Authority,
     Multi-Family Housing, Franklin
     Walk Apartments Project,
     VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                    3,540       3,540
   Roswell Multi-Family Housing
     Revenue, Belcourt Limited Project,
     VRDN, RB (A) (B) (C)
     3.600%, 09/09/97                    9,000       9,000
                                                  --------
                                                    65,248
                                                  --------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

IDAHO -- 0.8%
   Indiana Health Facilities Authority,
     Community Hospital Project,
     VRDN, RB (A) (B)
     3.350%, 09/09/97                   $7,500    $  7,500
   Nez Perce County, Idaho Pollution
     Control Revenue, Potlach Project,
     Ser 84, VRDN, RB (A) (B) (C)
     3.350%, 09/09/97                      675         675
                                                  --------
                                                     8,175
                                                  --------
ILLINOIS -- 9.5%
   Development Finance Authority,
     Catholic Charities VRDN,
     RB (A) (B) (C)
     3.400%, 09/09/97                    8,000       8,000
   Development Finance Authority,
     Catholic Charities, Housing Project,
     Ser A, VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                    3,600       3,600
   Development Finance Authority,
     Field Container Project, VRDN,
     RB (A) (B) (C)
     3.350%, 09/09/97                    1,200       1,200
   Development Finance Authority,
     Palos Community Hospital Project,
     Ser 1994, VRDN, RB (A) (B)
     3.300%, 09/09/97                    2,200       2,200
   Development Finance Authority,
     Pollution Control Refunding
     Revenue, Uno-Ven  Project,
     VRDN, RB (A) (B) (C)
     3.350%, 09/09/97                    1,200       1,200
   Development Finance Authority
     Rest Haven Illinan Project
     (A) (B) (C)
     3.350%, 09/09/97                    2,000       2,000
   Educational Facilities Authority
     Revenue Illinois College of
     Optometry Project, VRDN,
     RB (A) (B) (C)
     3.650%, 09/09/97                    5,300       5,300
   Health Facilities Authority Revenue,
     Advocate Healthcare Network
     Ser B, VRDN, RB (A) (B)
     3.300%, 09/09/97                   39,300      39,300
   Health Facilities Authority,
     Bensonville Home Society Project,
     Ser A, VRDN, RB (A) (B)
     3.300%, 09/09/97                    1,125       1,125
   Health Facilities Authority, Central
     Health & New Community
     Project, VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                      900         900

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Health Facility Authority,
     Pekin Memorial Hospital Project,
     Ser C, VRDN, RB (A) (B) (C)
     3.375%, 09/09/97                  $ 3,500    $  3,500
   Kane County, Community United
     District, Geneva Project, GO FGIC
     9.000%, 06/01/98                    1,000       1,037
   Northwest Mutual Life Tax Exempt
     Mortgage Trust, Illinois, VRDN,
     RB (A) (B) (C)
     4.500%, 02/15/98                      341         341
   Oak Forest, Mode-Homewood Pool
     Project, VRDN, RB (A) (B) (C)
     3.350%, 09/09/97                   10,000      10,000
   Orland Hills Mortgage Authority,
     Multi-Family Housing, Ser 88-A,
     VRDN, RB (A) (B) (C)
     3.350%, 09/09/97                    1,400       1,400
   Paxton Industrial  Development
     Authority,  Merck & Aircoil,
     VRDN, RB (A) (B) (C)
     3.850%, 09/09/97                      900         900
   Saint Clair Industrial Building
     Authority, Winchester Apartments
     Project, Ser 94, VRDN, RB
     (A) (B) (C)
     3.850%, 09/09/97                    8,000       8,000
   Springfield Multi-Family Housing,
     Oak Center Limited Project,
     VRDN, RB (A) (B)
     3.550%, 09/09/97                    4,900       4,900
   State Industrial Development,
     Miyano Machinery, VRDN,
     RB (A) (B) (C)
     3.850%, 09/09/97                    4,250       4,250
                                                  --------
                                                    99,153
                                                  --------
INDIANA -- 5.8%
   Bond Bank Industrial Revenue,
     Tri County Project, Ser D,
     VRDN, RB (A) (B) (C)
     3.500%, 09/09/97                    7,010       7,010
   Fort Wayne, Ser 83, VRDN,
     RB (A) (B) (C)
     3.475%, 09/09/97                      650         650
   GAF Tax Exempt Bond Grantor
     Trust, Indiana, Ser A, VRDN,
     RB (A) (B) (C)
     4.250%, 09/09/97                    2,520       2,520
   Gary Indiana, Environmental
     Improvement, United States
     Steel Corporation, VRDN,
     RB (A) (B) (C)
     3.750%, 09/09/97                    3,000       3,000

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Goshen Community School, TAW
     4.000%, 12/31/97                $   3,856    $  3,859
   Highland School Town, TAN
     4.000%, 12/31/97                    1,600       1,601
   Huntington County Community
     School, TAW
     4.000%, 12/31/97                    5,000       5,002
   Indiana Residential Apartments,
     1 Portfolio Certificate Trust 1996
     Ser A, VRDN, RB (A) (B) (C)
     3.550%, 09/09/97                   12,000      12,000
   Lafayette School, TAN
     4.000%, 12/30/97                    2,400       2,402
   Lake Central School
     Corporation, TAW
     4.100%, 12/31/97                    2,500       2,502
   Michigan City Economic
     Development, Marley Company
     Project, Ser 84, VRDN,
     RB (A) (B) (C)
     3.475%, 09/09/97                    2,750       2,750
   Muncie Community Schools, TAW
     4.000%, 12/31/97                    6,000       6,003
   Muncie, TAW
     4.000%, 12/31/97                    3,900       3,902
   Northwest Mutual Life Tax Exempt
     Mortgage Trust, VRDN,
     RB (A) (B) (C)
     4.500%, 02/15/98                       39          39
   Plymouth Community School, TAW
     4.000%, 12/30/97                    2,000       2,001
   Richmond Community Schools, TAW
     4.100%, 12/31/97                    3,000       3,002
   Warsaw County, TAW
     4.400%, 12/31/97                    2,500       2,500
                                                  --------
                                                    60,743
                                                  --------
IOWA -- 0.8%
   Davenport Community School
     District, TAW
     4.375%, 07/01/98                    3,500       3,510
   Des Moines, Private College Revenue,
     Drake University Project, Ser B
     6.500%, 12/01/97                      325         327
   Des Moines, Private College Revenue,
     Drake University Project, Ser B, (D)
     Pre-Refunded @ 102
     6.600%, 12/01/97                      350         359
     6.800%, 12/01/97                    4,145       4,258
                                                  --------
                                                     8,454
                                                  --------


--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
KANSAS -- 0.8%
   City of Manhattan Kansas Temporary
     Notes, Ser 23, GO
     4.000%, 12/15/97                   $3,081   $   3,082
   Shawnee Cnty, GO
     4.050%, 06/01/98                    3,050       3,052
   Topeka Multi-Family Housing
     Revenue, Ser 85, VRDN,
     RB (A) (B) (C)
     3.350%, 09/09/97                      870         870
   Wichita Pollution Control, CIC
     Industries Incorporated,
     VRDN, RB (A) (B) (C)
     3.725%, 09/09/97                    1,590       1,590
                                                  --------
                                                     8,594
                                                  --------
KENTUCKY -- 0.3%
   Covington Industrial Building
     Revenue, Atkins & Pearce
     Incorporated, Ser 95, VRDN,
     RB (A) (B) (C)
     3.450%, 09/09/97                    1,610       1,610
   Newport City, Multi-Family
     Housing Revenue, RB (B) (C)
     4.000%, 12/01/97                    1,750       1,750
                                                   --------
                                                     3,360
                                                  --------
MAINE -- 0.6%
   Baileyville Pollution Control
     Revenue, Georgia Pacific Project,
     Ser 88, VRDN RB (A) (B) (C)
     3.475%, 09/09/97                    4,550       4,550
   Portland Industrial Development
     Revenue, W.W. Grainger Project,
     Ser 85, VRDN, RB (A) (B)
     3.500%, 09/09/97                    1,315       1,315
                                                  --------
                                                     5,865
                                                  --------
MARYLAND -- 1.2%
   Annapolis Forest Gemini Facilities,
     VRDN, RB (A) (B) (C)
     3.750%, 09/02/97                    2,400       2,400
   Health & Higher Education Facilities
     Authority, Greater Baltimore
     Medical, VRDN, RB (A) (B)
     3.500%, 09/09/97                    4,300       4,300
   Howard County, Multi-Family
     Housing Authority, Sherwood
     Crossing Project, VRDN, RB (A) (B)
     3.750%, 12/01/97                    2,500       2,500



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Hyattsville, Industrial Development,
     Safeway Incorporated Project,
     VRDN, RB (A) (B) (C)
     3.900%, 12/01/97                   $2,325    $  2,325
   Prince George County Housing
     Authority, Laurel Oxford Project,
     VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                    1,375       1,375
                                                  --------
                                                    12,900
                                                  --------
MASSACHUSETTS -- 0.3%
   Brockton, RAN
     4.500%, 06/30/98                    3,500       3,510
                                                  --------
MICHIGAN -- 1.7%
   Birmingham Economic Development
     Corporation, Brown Street Project,
     Ser 83, VRDN, RB (A) (B) (C)
     3.725%, 09/09/97                    1,180       1,180
   Detroit Downtown Development
     Authority, Millender Center
     Program Project, VRDN,
     RB (A) (B) (C)
     3.550%, 09/09/97                    1,000       1,000
   Farmington Hills, Economic
     Development Authority, Brookfield
     Building Association Project,
     VRDN, RB (A) (B) (C)
     3.500%, 09/09/97                    2,000       2,000
   Ingram County, Economic
     Development Authority, Martin
     Luther Memorial Home Project,
     VRDN, RB (A) (B) (C)
     3.350%, 09/09/97                    3,900       3,900
   Job Development Authority, VRDN,
     RB (A) (B) (C)
     3.750%, 09/02/97                    1,300       1,300
   Job Development Authority, Pollution
     Control Revenue, Ser 85, Mazda
     Motor  Manufacturing Corporation
     #384, VRDN, RB (A) (B) (C)
     3.600%, 09/09/97                    1,650       1,650
   McDonald Tax-Exempt Mortgage
     Trust #1, VRDN, RB (A) (B) (C)
     4.500%, 02/15/98                      467         467
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project VRDN, RB
     (A) (B) (C)
     3.475%, 09/09/97                      500         500
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, Michigan,
     VRDN, RB (A) (B) (C)
     4.500%, 02/15/98                       95          95


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Oakland County, Economic
     Development Authority, Christian
     College Project, VRDN,
     RB (A) (B) (C)
     3.400%, 09/09/97                   $1,000    $  1,000
   Plymouth Township, Economic
     Development Revenue, Key
     International Project,
     VRDN (A) (B) (C)
     3.700%, 09/02/97                    3,400       3,400
   State Strategic Fund Limited
     Obligation, Freezer Services
     of Michigan, Ser 93, VRDN,
     RB (A) (B)
     3.550%, 09/09/97                      945         945
                                                  --------
                                                    17,437
                                                  --------
MINNESOTA -- 5.8%
   Bloomington Commercial
     Development, ATS II Project,
     VRDN, RB (A) (B) (C)
     3.740%, 09/09/97                    3,930       3,930
   Bloomington Multi-Family Housing,
     Revenue Refunding, Hampshire
     Apartments Project, VRDN,
     RB (A) (B)
     3.360%, 09/09/97                   15,000      15,000
   Brooklyn Center Development
     Project, Brookdale Office Park,
     Ser 84, VRDN, RB (A) (B) (C)
     3.460%, 09/09/97                    2,860       2,860
   Minneapolis, Ser A, VRDN,
     RB (A) (B) (C)
     3.350%, 09/09/97                   14,300      14,300
   Minneapolis, Various Purpose,
     Ser 95-B, VRDN, GO (A) (B)
     3.350%, 09/09/97                    2,325       2,325
   New Brighton Commercial
     Development Revenue, Business
     Center, VRDN, RB (A) (B)
     3.610%, 09/09/97                    2,745       2,745
   New Brighton Commercial
     Development Revenue, Venture I
     Project, Ser A, VRDN, RB (A) (B)
     3.610%, 09/09/97                    1,700       1,700
   Plymouth Industrial Development
     Revenue, Banner Engineering
     Project, VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    1,800       1,800
   Saint Paul, Housing & Redevelopment
     Authority, Lutheran Social Service
     Project, VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                      735         735

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Saint Paul, Minnesota Housing &
     Redevelopment Authority, Science
     Museum of Minnesota Project,
     Ser B, VRDN, RB (A) (B) (C)
     3.500%, 09/09/97                  $   300   $     300
   School District Credit Enhancement,
     Tax & Aid Anticipation Borrowing
     Program, Ser 96-B, COP
     4.500%, 09/09/97                    1,700       1,700
   St. Paul, Minnesota Housing &
     Redevelopment Authority, District
     Heating, Ser A, VRDN, RB
     (A) (B) (C)
     3.450%, 09/09/97                   13,000      13,000
                                                  --------
                                                    60,395
                                                  --------
MISSISSIPPI -- 0.1%
   Desoto County, Industrial
     Development Revenue, American
     Soap Company Project, VRDN,
     RB (A) (B) (C)
     4.867%, 09/09/97                      900         900
                                                  --------
MISSOURI -- 2.9%
   Howell County, Industrial
     Development Authority, Safeway
     Incorporated Project, VRDN,
     RB (A) (B) (C)
     3.850%, 02/01/98                    3,800       3,800
   Kansas City, Industrial Development
     Authority, Baptist Health System,
     Ser A, VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                      600         600
   Macon City, Industrial Development
     Authority, Health Care Realty
     Macon Project, VRDN,
     RB (A) (B) (C)
     3.750%, 09/02/97                    1,640       1,640
   Missouri State, Infrastructure
     Facility Revenue Authority,
     Midtown Project, VRDN,
     RB (A) (B) (C)
     3.600%, 09/09/97                    5,000       5,000
   Saint Louis County, Industrial
     Development Authority, Riverport
     Associates Project, VRDN,
     RB (A) (B) (C)
     3.600%, 09/09/97                    3,100       3,100
   Saint Louis County Industrial
     Development Authority, Schnuck
     Markets Kirkwood Incorporated,
     VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                    3,350       3,350


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Saint Louis, Grantor Trust, Ser 96-A,
     COP, VRDN (A) (B) (C)
     3.600%, 09/09/97                  $10,865    $ 10,865
   West Plains, Industrial Development
     Authority, West Plains Manor
     Project, VRDN, RB (A) (B) (C)
     3.950%, 09/09/97                    2,200       2,200
                                                  --------
                                                    30,555
                                                  --------
MONTANA -- 0.2%
   Great Falls, Industrial Development
     Revenue, Safeway Project,
     VRDN, RB (A) (B) (C)
     3.900%, 12/01/97                    2,090       2,090
                                                  --------
NEBRASKA -- 0.4%
   Nebraska, Education Facility
     Education Finance Authority
     Revenue, Creighton University
     Project, Ser A, VRDN, RB (A) (B)
     3.400%, 09/09/97                    3,750       3,750
   Northwest Mutual Life Tax Exempt
     Mortgage Trust, VRDN,
     RB (A) (B) (C)
     4.500%, 02/15/98                       31          31
                                                  --------
                                                     3,781
                                                  --------
NEVADA -- 1.3%
   Henderson Public Improvement
     Trust, Multi-Family Housing,
     Pueblo Verde I+II Apartment
     Project, Ser 95-A/95, VRDN,
     RB (A) (B) (C)
     3.450%, 09/09/97                    7,935       7,935
   Henderson Public Improvement
     Trust, Multi-Family Housing,
     Pueblo Verde, VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    5,715       5,715
                                                  --------
                                                    13,650
                                                  --------
NEW HAMPSHIRE -- 0.4%
   Education & Health Facilities
     Authority, Dartmouth Education
     Loan Project, VRDN, RB (A) (B)
     3.950%, 06/01/98                    4,000       4,000
                                                  --------
NEW JERSEY -- 0.2%
   Northwest Mutual Life, Tax Exempt
     Mortgage Trust, VRDN,
     RB (A) (B) (C)
     4.500%, 02/15/98                      171         171
   Ventnor City, Ser A, BAN
     4.250%, 04/30/98                    2,001       2,001
                                                  --------
                                                     2,172
                                                  --------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
NEW MEXICO -- 0.3%
   Albuquerque Metropolitan
     Redevelopment Authority,
     Springer Square Project, VRDN,
     RB (A) (B) (C)
     3.850%, 09/09/97                   $3,000    $  3,000
                                                  --------
NEW YORK -- 8.4%
   Board of Education, St Lawrence
     and Lewis County, RAN
     4.375%, 06/26/98                    3,000       3,009
   City of Little Falls, School District
     Project, Ser A, BAN
     4.250%, 09/19/97                   10,250      10,250
   Freeport, Unified Free School
     District, TAN
     4.250%, 06/29/98                    5,000       5,008
   Lindenhurst, Unified Free School
     District, TAN
     4.250%, 06/24/98                    4,000       4,007
   Monroe County, Industrial
     Development Authority, Rochester
     District Project, VRDN,
     RB (A) (B) (C)
     3.650%, 09/09/97                    2,550       2,550
   Nassau County,  Ser A, RAN
     4.250%, 03/10/98                    9,500       9,519
   New York State Job Development
     Authority, Ser E-1, VRDN,
     RB (A) (B) (C)
     3.950%, 09/09/97                    1,385       1,385
   New York, Ser D, GO, VRDN (A) (B)
     3.350%, 09/03/97                    1,500       1,500
   North Hempstead, BAN, Ser A
     4.000%, 01/29/98                    9,517       9,519
   North Hempstead, BAN, Ser C
     4.500%, 05/06/98                   17,729      17,761
   North Hempstead, BAN, Ser D
     4.100%, 08/07/98                    7,000       7,007
   North Hempstead, BAN, Ser H
     4.250%, 10/30/97                    2,000       2,001
   Ontario County, Industrial
     Development Authority, Seneca
     Foods Project, VRDN,
     RB (A) (B) (C)
     3.750%, 09/09/97                    3,000       3,000
   Roosevelt, Free School District,
     TRAN, GO
     4.500%, 06/30/98                    3,300       3,309
   Saratoga County, Shenendehowa
     Central School District, GO
     4.100%, 06/17/98                    3,000       3,003

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Waterloo, Central School District,
     RAN
     4.250%, 09/30/97                   $4,500    $  4,501
                                                  --------
                                                    87,329
                                                  --------
NORTH CAROLINA -- 0.1%
   Beaufort Industrial Facility, Pollution
     Control Revenue Project, Texas
     Gulf Corporation, VRDN,
     RB (A) (B) (C)
     3.450%, 09/09/97                    1,000       1,000
                                                  --------
NORTH DAKOTA -- 0.1%
   Fargo Kelly Inn, Fargo Project,
     Ser 93, VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    1,190       1,190
                                                  --------
OHIO -- 4.8%
   Cleveland, Cleveland Stadium
     Project, RB
     4.500%, 10/15/97                    1,500       1,501
   Franklin County, Industrial
     Development Revenue, Leveque
     & Associates Project, RB (A) (B) (C)
     3.900%, 12/01/97                    1,410       1,410
   Hamilton County, Hospital Facility
     Revenue, Childrens Medical
     Center Project, Ser A, VRDN,
     RB (A) (B) (C)
     3.350%, 09/09/97                    3,000       3,000
   Highland County, Industrial
     Development Revenue, Lancaster
     Colony Corporation, VRDN,
     RB (A) (B) (C)
     3.650%, 09/01/97                    1,900       1,900
   Lorain County, Independent Living
     Facilities Revenue, Elyria
     Methodist Project, VRDN, Ser A,
     RB (A) (B) (C)
     3.400%, 09/09/97                    5,700       5,700
   Loraine County Leving & Hospital
     Facilities, United Methodist
     Village Project, Ser 1996B,
     VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                    3,600       3,600
   Marion County, Hospital Revenue,
     Pooled Lease Program, Ser 91,
     VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                    1,350       1,350
   McDonald Tax-Exempt Mortgage
     Trust #1, VRDN (A) (B) (C)
     4.500%, 02/15/98                    2,180       2,181

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Ohio State, Air Quality Development
     Authority, Ohio Ed Project,
     VRDN, RB (A) (B) (C)
     4.400%, 09/01/97                $   2,000    $  2,000
   Ohio State Higher Education
     Facility, Education Authority,
     VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                   16,405      16,405
   Scioto County Health Care Facilities,
     Hill View Retirement, VRDN,
     RB (A) (B) (C)
     3.900%, 01/01/98                    1,875       1,875
   Scioto County, Ohio Hospital Revenue,
     VRDN, RB (A) (B)
     3.350%, 09/09/97                    5,200       5,200
   Stark County Health Care Facilities,
     Canton Christian Home Project,
     Ser 90, VRDN, RB (A) (B) (C)
     3.650%, 09/02/97                    1,340       1,340
   Stark County HealthCare Facility,
     Christian Home, VRDN,
     RB (A) (B) (C)
     3.650%, 09/15/97                    1,580       1,580
   Trumbull County, Ohio Industrial
     Revenue Authority, Howland
     Association Project, VRDN,
     RB (A) (B) (C)
     3.450%, 09/09/97                      570         570
                                                  --------
                                                    49,612
                                                  --------
OKLAHOMA -- 3.0%
   Oklahoma City, Industrial Development
     Authority, Baptist General
     Convention Refunding Project,
     Ser 89, VRDN, RB (A) (B) (C)
     3.950%, 09/02/97                   12,000      12,000
   Oklahoma City, Oklahoma
     University, Ser 85, VRDN,
     RB (A) (B) (C)
     3.600%, 09/09/97                    7,900       7,900
   Oklahoma Mid-West Tax-Exempt
     Mortgage Bond Trust, VRDN,
     RB (A) (B) (C)
     3.650%, 09/09/97                      253         253
   Tulsa City,  Industrial Development
     Authority Health Care, Laureate
     Psychiatric Project, VRDN,
     RB (A) (B)
     3.850%, 12/15/97                    8,500       8,500
   Tulsa Parking Authority, Refunding
     First Mortgage Williams Project 84,
     Ser A, VRDN, RB (A) (B) (C)
     3.900%, 11/15/97                    2,900       2,900
                                                  --------
                                                    31,553

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
OREGON -- 0.7%
   Lane County, Industrial Development
     Revenue, Weyerhaeuser Project,
     VRDN, RB (A) (B)
     3.442%, 09/09/97                   $1,000    $  1,000
   Port of Portland, Public Grain
     Elevator Columbia, VRDN,
     RB (A) (B) (C)
     3.600%, 09/09/97                    4,700       4,700
     3.620%, 09/09/97                    2,045       2,045
                                                  --------
                                                     7,745
                                                  --------
PENNSYLVANIA -- 9.1%
   Clarion County, Industrial
     Development Authority,
     Meritcare Project, Ser A,
     VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    1,200       1,200
   Delaware County, Industrial
     Development Authority,
     Resource Recovery Project,
     Ser G, RB (B)
     3.625%, 12/01/97                    2,730       2,730
   Delaware Valley, Regional Finance
     Authority, Local Government
     Revenue, Ser B, VRDN,
     RB (A) (B) (C)
     3.250%, 09/09/97                   11,650      11,650
   Delaware Valley, Regional Finance
     Authority, Local Government
     Revenue, Ser B, VRDN,
     RB (A) (B) (C)
     3.250%, 09/09/97                   14,100      14,100
   East Hempfield Township,
     Industrial Revenue Authority,
     Mantua Housing Project,
     VRDN, RB (A) (B) (C)
     3.550%, 09/09/97                    2,500       2,500
   Emmaus, General Authority,
     VRDN, RB, FSA (A) (B)
     3.400%, 09/09/97                    1,000       1,000
   Emmaus, General Authority,
     Local Government, Ser G-7,
     VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                      200         200
   Emmaus, General Authority, Local
     Government, Ser H-5, VRDN,
     RB (A) (B) (C)
     3.350%, 09/09/97                      600         600
   Emmaus, General Authority,
     Revenue Credit Enhancement,
     VRDN, RB (A) (B) (C)
     3.350%, 09/09/97                      250         250


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Emmaus, General Authority, Ser H,
     VRDN, RB (A) (B) (C)
     3.350%, 09/09/97                  $   500     $   500
   Higher Education Facility, Allegheny
     College Project, VRDN,
     RB (A) (B) (C)
     3.300%, 09/09/97                    1,900       1,900
   Langhorne Hospital Revenue
     Authority, Franciscan Health
     Systems Project, Ser C,
     VRDN, RB (A) (B) (C)
     3.650%, 09/02/97                      120         120
   McCandless, Industrial Development
     Authority, Bradford Foundation
     Project, Ser A, VRDN, RB
     (A) (B) (C)
     3.450%, 09/09/97                    1,730       1,730
   McDonald Tax-Exempt Mortgage
     Trust #1, VRDN (A) (B) (C)
     4.500%, 02/15/98                      467         467
   Montgomery County,  Higher Education
     & Health Authority,  Ser A,
     VRDN, RB (A)(B) (C)
     3.500%, 09/09/97                   11,560      11,560
   Montgomery County, Higher Education
     & Health Authority, William Penn
     Charter School Project, VRDN,
     RB (A) (B) (C)
     3.450%, 09/09/97                    2,800       2,800
   Montgomery County, Industrial
     Development Authority, Ikea
     Property Project, VRDN, RB (A) (B)
     3.450%, 09/09/97                    1,500       1,500
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust,VRDN,
     RB (A) (B) (C)
     4.500%, 02/15/98                       70          70
   Pennsylvania State Higher Education,
     Facilities Authority, Thomas
     Jefferson University Project,
     RB (A) (B) (C)
     3.850%, 09/23/97                    8,000       8,000
   Philadelphia, Authority for Industrial
     Development Revenue, City Line
     Holiday Inn Project, Ser 96,
     VRDN, RB (A) (B)
     3.450%, 09/09/97                    5,500       5,500
   Philadelphia, Industrial Development
     Authority, Harbor View Towers
     Project, VRDN, RB (A) (B) (C)
     3.600%, 09/09/97                      780         780
   Philadelphia, Industrial Revenue
     Authority, Inglis Housing Project,
     VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                   13,000      13,000


--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Sayre, Health Care Facilities
     Authority, Pennsylvania Capital
     Finance Project, Ser F,
     VRDN, RB, AMBAC (A) (B)
     3.300%, 09/09/97                $   2,200    $  2,200
   Schuylkill County, Industrial
     Development Authority, Gilberton
     Power Project, VRDN,
     RB (A) (B) (C)
     3.300%, 09/09/97                   10,500      10,500
                                                  --------
                                                    94,857
                                                  --------
SOUTH CAROLINA -- 3.0%
   Anderson County, School District
     Authority, GO
     5.125%, 05/01/98                    1,000       1,008
   Charleston Center Tax Exempt
     Bond Grantor Trust #1, VRDN,
     RB (A) (B) (C)
     3.850%, 02/01/98                    7,262       7,263
   Charleston Center Tax Exempt
     Bond Grantor Trust #2, VRDN,
     RB (A) (B) (C)
     3.900%, 11/01/97                    4,000       4,000
   Charleston Center Tax Exempt
     Bond Grantor Trust #5, VRDN,
     RB (A) (B) (C)
     3.700%, 12/01/97                    4,035       4,035
   Charleston Center Tax-Exempt
     Bond Grantor Trust #4, VRDN,
     RB (A) (B) (C)
     3.850%, 12/01/97                    7,267       7,268
   Lexington, Water and Sewer
     Revenue, Bond Anticipation
     Notes Project, GO
     4.750%, 10/01/97                    7,435       7,438
                                                  --------
                                                    31,012
                                                  --------
SOUTH DAKOTA -- 0.1%
   Watertown, Industrial Development
     Authority, Ramkota Project, Ser 93,
     VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                    1,280       1,280
                                                  --------
TENNESSEE -- 1.1%
   GAF Tax-Exempt Bond Grantor Trust,
     Ser A, VRDN, RB (A) (B) (C)
     4.250%, 09/02/97                    4,480       4,480
   Montgomery County, Public Building
     Authority Pooled Financing
     Government Revenue, Tennessee
     County Loan Pool Project,
     VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                    3,000       3,000

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Nashville Metropolitan Government,
     Toys "R" Us Project, Ser 84,
     VRDN, RB (A) (B) (C)
     3.600%, 09/09/97                   $1,030    $  1,030
   Shelby County, Health Education
     & Housing Facilities, Metropolitan
     Government Industrial Development,
     Rhodes College Project, VRDN,
     RB (A) (B) (C)
     3.800%, 09/02/97                    2,900       2,900
                                                  --------
                                                    11,410
                                                  --------
TEXAS -- 6.8%
   Arlington, Industrial Development
     Revenue, Dallas-Fort Worth
     Newspaper, Ser 85, VRDN,
     RB (A) (B) (C)
     3.850%, 09/09/97                    6,200       6,200
   Brazo River, Hoffman-Laroche
     Project, Ser 85, VRDN,
     RB (A) (B) (C)
     3.475%, 09/09/97                    1,000       1,000
   Corpus Christi, Industrial
     Development Committee,
     Texas-Air Project, VRDN,
     RB (A) (B) (C)
     3.900%, 02/01/98                    4,620       4,620
   Gulf Coast, Industrial Development
     Authority, Petrounited Project, VRDN,
     RB (A) (B) (C)
     3.450%, 09/09/97                    3,800       3,800
   Harris County Health Facilities,
     Development Corporate Revenue,
     Buckner Retirement Services
     Project, VRDN, RB (A) (B) (C)
     3.350%, 09/09/97                   15,000      15,000
   Harris County Multi-Family Housing,
     Glenhollow Project, VRDN,
     RB (A) (B) (C)
     3.725%, 09/09/97                    1,900       1,900
   Harris County Multi-Family Housing,
     Greenhouse Project, VRDN,
     RB (A) (B) (C)
     3.725%, 09/09/97                    2,300       2,300
   Harris County, Health Facility
     Development Corporate Hospital
     Revenue, St. Luke's Episcopal
     Project, Ser D, VRDN, RB (A) (B)
     3.700%, 09/02/97                    5,300       5,300
   Montgomery County, Municipal
     Utility, GO (D)
     Pre-Refunded @ 100
     10.500%, 10/01/97                     200         201

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Nacogdocles Health Finance
     Development Committee,
     South Central Health Services
     Project, VRDN, RB (A) (B) (C)
     3.750%, 09/02/97                $   2,700   $   2,700
   North Carolina National Bank Tax-
     Exempt Trust, Texas, Ser 90-B,
     VRDN, (A) (B) (C)
     4.250%, 09/09/97                    2,865       2,865
   Richardson, Independent School
     District, Ser A, GO (A) (B) (C)
     3.620%, 09/04/97                   12,000      12,000
   San Angelo, Independent School
     District, GO (B) (C)
     3.900%, 04/09/98                   11,050      11,057
   Trinity River, Industrial Development
     Authority, Trinity River Project,
     VRDN, RB (A) (B)
     3.475%, 09/09/97                    2,000       2,000
                                                  --------
                                                    70,943
                                                  --------
UTAH -- 0.9%
   Carbon County, Pollution Control
     Revenue, Pacificorp Project,
     VRDN, RB (A) (B)
     3.750%, 09/02/97                    1,700       1,700
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, VRDN,
     RB (A) (B) (C)
     4.500%, 02/15/98                       80          80
   Salt Lake City, Industrial
     Development Authority, Deveraux
     Partners Project, VRDN,
     RB (A) (B) (C)
     3.500%, 09/09/97                    2,500       2,500
   Sandy City, Industrial Development
     Authority, Boyer 106 S Project,
     VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                    2,820       2,820
   Sandy City, Industrial Development
     Revenue, Boyer Alta View Project,
     VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                    1,660       1,660
   West Valley, Industrial Development
     Authority, Johnson Matthey Project,
     VRDN, RB (A) (B) (C)
     3.800%, 09/02/97                    1,000       1,000
                                                  --------
                                                     9,760
                                                  --------
VIRGINIA -- 1.5%
   Harrison Multi-Family Housing,
     Rolling Brook Village Apartment,
     VRDN, RB (A) (B) (C)
     3.700%, 02/02/98                    7,000       7,000



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Norfolk Industrial Development
     Authority, Toys "R" Us Project,
     Ser 1984, VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                $   1,425    $  1,425
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, VRDN,
     RB (A) (B) (C)
     4.500%, 02/15/98                       54          54
   Richmond, Public Utility Authority,
     Ser A (A) (B) (C)
     3.450%, 09/09/97                    7,500       7,500
                                                  --------
                                                    15,979
                                                  --------
WASHINGTON -- 0.5%
   Housing Finance Community,
     Pioneer Human Services Project,
     Ser 91, VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                    1,775       1,775
   Kent Economic Development
     Revenue, Northwest Aluminum
      Products, VRDN, RB (A) (B) (C)
     3.950%, 09/02/97                    1,500       1,500
   Redmond Public Corporation
     Industrial Development Revenue,
     Integrated Circuit Project, Ser 88,
     VRDN, RB (A) (B) (C)
     4.100%, 09/02/97                      390         390
   Student Loan Finance Association
     Project, Second Series, VRDN,
     RB (A) (B) (C)
     3.600%, 09/09/97                    1,605       1,605
                                                  --------
                                                     5,270
                                                  --------
WEST VIRGINIA -- 2.0%
   Charleston Building Common
     Parking Facility Revenue,
     Charlestown Town Center,
     Ser A (A) (B) (C)
     3.380%, 09/09/97                   13,300      13,300
   Parkersburg, Industrial Development
     Revenue, B-H Associates Project,
     VRDN, RB (A) (B) (C)
     3.725%, 09/09/97                    3,500       3,500
   West Virginia State Hospital, Finance
     Authority Hospital Revenue,
     St. Joseph's  Hospital Project,
     VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                    2,500       2,500
   Wood County, Industrial
     Development Revenue, Aga
     Gas Project, VRDN, RB (A) (B) (C)
     3.750%, 09/02/97                    1,500       1,500
                                                   --------
                                                     20,800
                                                   --------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
WISCONSIN -- 6.4%
   Beloit, School District, TRAN
     3.940%, 10/30/97               $   2,010    $   2,010
   Delavan Darein, School
     District, BAN (B)
     4.150%, 04/15/98                    2,000       2,003
   Eau Claire, School District, TRAN
     3.920%, 09/29/97                    5,000       5,000
   Elkhorn, School District, BAN, GO
     4.250%, 04/01/98                    2,500       2,500
   Green Bay Area Public School
     District Anticipation Note,
     Fed Tax Exempt - State Taxable
     3.840%, 02/02/98                    7,000       7,001
   Hartford Industrial Development
     Revenue, IC Products Company
     Project, VRDN, RB (A) (B) (C)
     3.800%, 09/02/97                    5,000       5,000
   Hartland-Lakeside, School
     District, TRAN
     4.270%, 09/19/97                    1,000       1,000
   Janesville School District, TRAN
     3.910%, 09/25/97                    3,000       3,000
   Kaukauna, School District, BAN
     4.350%, 02/26/98                    3,500       3,504
   Kenosha School District, TRAN
     4.250%, 09/26/97                    8,100       8,102
   Menasha Joint School District, TRAN
     4.500%, 10/06/97                    2,400       2,401
   Mequon & Thiensville School
     District, TRAN
     4.250%, 09/10/97                    2,250       2,250
   Merrill Area Community Public
     School, BAN
     4.400%, 04/01/98                    7,500       7,506
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, VRDN,
     RB (A) (B) (C)
     4.500%, 02/15/98                       83          83
   Oregon County School District, TRAN
     4.240%, 09/17/97                    2,300       2,300
   Village of Menomonee Industrial
     Development Revenue, Maysteel
     Corporation, VRDN,
     RB (A) (B) (C)
     3.485%, 09/09/97                    3,000       3,000
   Wausau Industrial Development
     Revenue, Venture Partnership
     Project, VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                   10,000      10,000
                                                  --------
                                                    66,660
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


INSTITUTIONAL TAX FREE PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
WYOMING -- 0.5%
   Cheyenne County, Revenue
     Refunding, Holiday Inn Project,
     VRDN, RB (A) (B) (C)
     3.800%, 10/01/97                   $1,300   $   1,300
   Evanston, Industrial Development
     Revenue, Safeway Incorporated
     Project, VRDN, RB (A) (B) (C)
     3.900%, 12/01/97                    3,700       3,700
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, VRDN,
     RB (A) (B) (C)
     4.500%, 02/15/98                       61          61
                                                 ---------
                                                     5,061
                                                 ---------
Total Municipal Bonds
   (Cost $1,053,710)                             1,053,710
                                                 ---------
Total Investments -- 100.9%
   (Cost $1,053,710)                             1,053,710
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- (0.9%)         (9,599)
                                                 ---------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   1,000,018,751 outstanding shares
   of beneficial interest                          999,850
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   34,773,966 outstanding shares of
   beneficial interest                              34,774
Portfolio Shares of Class C (unlimited
   authorization -- no par value) based on
   9,379,416 outstanding shares of
   beneficial interest                               9,379
Undistributed net investment income                    119
Accumulated net realized loss
   on investments                                      (11)
                                                ----------
TOTAL NET ASSETS -- 100.0%                      $1,044,111
                                                ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A        $     1.00
                                                ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS B        $     1.00
                                                ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS C        $     1.00
                                                ==========

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------


AMBAC AMERICAN  MUNICIPAL BOND ASSURANCE COMPANY
BAN   BOND ANTICIPATION NOTE
FGIC  FINANCIAL GUARANTY INSURANCE CORPORATION
FSA   FINANCIAL SECURITY ASSURANCE
GO    GENERAL OBLIGATION
RAN   REVENUE  ANTICIPATION NOTE
RB    REVENUE BOND SER SERIES
TAN   TAX ANTICIPATION NOTE
TAW   TAX  ANTICIPATION WARRANT
TRAN  TAX & REVENUE ANTICIPATION NOTE
VRDN  VARIABLE RATE DEMAND NOTE
(A) FLOATING RATE SECURITY--THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1997.
(B) PUT AND DEMAND FEATURE--THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE LESSER OF THE MATURITY DATE OR PUT/DEMAND DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D)  PRE-REFUNDED  SECURITY--THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.



PENNSYLVANIA TAX
FREE PORTFOLIO

MUNICIPAL BONDS -- 101.4%
PENNSYLVANIA -- 101.4%
   Allegheny County Education
     Building Authority, University
     of Pittsburgh Project, Ser 85 B,
     VRDN, RB (A) (B) (C)
     3.250%, 09/09/97                  $   250      $  250
   Allegheny County, Pennsylvania
     Industrial Development Authority,
     Longwood At Oakmont Project,
     Ser D, VRDN, RB (A) (B) (C)
     3.750%, 09/02/97                    1,000       1,000
   Allegheny County, Pennsylvania
     Industrial Development Authority,
     Longwood At Oakmont Project,
     Ser B, VRDN, RB (A) (B) (C)
     3.750%, 09/02/97                      800         800
   Berks County Industrial Development
     Authority, Rilsan Industrial Project,
     VRDN, RB (A) (B) (C)
     3.475%, 09/09/97                    1,000       1,000
   Bradford County Industrial
     Development Authority, Guthrie
     Project, VRDN, RB (A) (B) (C)
     3.750%, 09/02/97                    1,300       1,300
   Butler County Industrial
     Development Authority, Pennzoil
     Project, VRDN, RB (A) (B) (C)
     3.700%, 09/09/97                      600         600


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Chartiers Valley Industrial &
     Commercial Development
     Authority, Commercial
     Development Revenue, Parkay
     Center West Project, Ser A,
     VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                   $1,415    $  1,415
   Chester County Health & Education
     Facilities Authority, Barclay
     Friends Project, Ser A, VRDN,
     RB (A) (B) (C)
     3.300%, 09/09/97                      650         650
   Clarion County, Pennsylvania
     Industrial Development Authority
     Meritcare, Ser A, VRDN,
     RB (A) (B) (C)
     3.450%, 09/09/97                    1,600       1,600
   Cumberland Valley School District,
     Ser A, GO
     6.150%, 09/02/97                       95          95
   Cumberland Valley School District,
     Ser B, GO
     5.750%, 09/02/97                      385         385
   Dauphin County, General Hospital
     Authority, Reading Hospital and
     Medical Center Project, Ser A
     VRDN, RB (A) (B)
     3.300%, 09/09/97                    1,200       1,200
   Delaware County, Industrial
     Development Authority, Henderson/
     Radnor Joint Venture Project,
     VRDN, RB (A) (B) (C)
     3.600%, 09/09/97                    1,095       1,095
   Delaware County, Industrial
     Development Authority, Kimberly
     Clark, Ser A, VRDN, RB (A) (B)
     3.250%, 09/09/97                      900         900
   Emmaus General Authority,
     VRDN, RB (A) (B) FSA Insured
     3.400%, 09/09/97                    1,550       1,550
   Lancaster County, Higher Education
     Authority, Franklin & Marshall
     College Project, VRDN,
     RB (A) (B) (C)
     3.400%, 09/09/97                    1,715       1,715
   Lebanon County, Industrial
     Development Authority, Aluminum
     Company of America Project,
     Ser 92, VRDN, RB (A) (B) (C)
     3.400%, 09/09/97                    1,020       1,020
   Lebanon County, Industrial
     Development Authority, Aluminum
     Company of America Project,
     Ser 1992, VRDN, RB (A) (B)
     3.400%, 09/09/97                    1,000       1,000

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Lehigh County, General Purpose
     Authority, Lehigh Valley Hospital
     Project, Ser A, VRDN, RB,
     AMBAC (A) (B) (C)
     3.650%, 09/02/97                   $1,900    $  1,900
   Lehigh County Water Authority,
     VRDN, RB, FGIC (A) (B) (C)
     3.250%, 09/09/97                      735         735
   Lewisburg School District, TRAN
     4.230%, 06/30/98                    1,500       1,502
   Montgomery County, Industrial
     Development Authority, Ikea
     Property Project, VRDN, RB
     (A) (B) (C)
     3.450%, 09/09/97                    1,000       1,000
   Montgomery County, Industrial
     Development Authority, Valley
     Square Project, VRDN,
     RB (A) (B) (C)
     3.300%, 09/09/97                      755         755
   Norristown, TRAN
     3.900%, 12/31/97                    1,250       1,250
   Northumberland County, Industrial
     Development Authority, Atlas
     Development Association Project,
     VRDN, RB (A) (B) (C)
     3.450%, 09/09/97                       95          95
   Northumerberland County, Merck
     Corporation, Atlas Development
     Association Project, VRDN,
     RB (A) (B)
     3.600%, 09/09/97                    1,300       1,300
   Northeastern Hospital & Education
     Authority, Allhealth Pooled
     Financing Program, VRDN,
     RB (A) (B) (C)
     3.450%, 09/09/97                      500         500
   Pennsylvania Infrastructure
     Investment Authority, Pennvest
     Project, Ser B, RB
     5.350%, 09/02/97                      400         400
   Pennsylvania State Higher Education
     Authority, Council Independent
     Colleges Project, Ser A6,
     VRDN, RB (A) (B) (C)
     3.450%, 09/02/97                    1,200       1,200
   Pennsylvania State Higher Education
     Facility, Allegheny College Project,
     VRDN, RB (A) (B) (C)
     3.300%, 09/09/97                      100         100
   Pennsylvania State Higher Education
     Facilities Authority, Carnegie
     Mellon University Project, Ser B
     VRDN RB (A) (B) (C)
     3.700%, 09/02/97                    1,500       1,500

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


PENNSYLVANIA TAX FREE PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Pennsylvania State, Second Ser A, GO,
     MBIA Insured
     6.000%, 11/01/97                  $ 1,000     $ 1,004
   Pennsylvania State, First Ser A, GO
     6.500%, 06/01/98                      200         204
   Pennsylvania State, Temple
     University Funding, GO
     4.750%, 05/18/98                    1,250       1,257
   Pennsylvania State, Thomas
     Jefferson University Project,
     Ser B, VRDN, RB (A) (B) (C)
     3.850%, 09/23/97                    1,250       1,250
   Philadelphia Hospital and Higher
     Education Facilities Authority,
     Childrens Hospital Project, Ser A,
     VRDN, RB (A) (B) (C)
     3.700%, 09/02/97                    1,700       1,700
   Philadelphia Industrial
     Development Authority, Multi-
     Family Housing, Harbor View
     Towers Project, VRDN,
     RB (A) (B) (C)
     3.600%, 09/09/97                    1,065       1,065
   Philadelphia Redevelopment
     Authority, Rivers Edge Project,
     VRDN, RB (A) (B) (C)
     3.600%, 09/09/97                    1,400       1,400
   Philadelphia Industrial Development
     Revenue, City Line Holiday Inn
     Project, Ser 96 (A) (B) (C)
     3.450%, 09/09/97                    1,500       1,500
   Philadelphia Revenue Authority,
     Inglis Housing Project, VRDN,
     RB (A) (B) (C)
     3.450%, 09/09/97                    1,000       1,000
   Philadelphia, PA School District
     Authority, TRAN (C)
     4.500%, 06/30/98                    1,500       1,507
   Sayre Health Care Facilities Authority,
     Pennsylvania  Capital Finance
     Project, Ser F, VRDN, RB,
     AMBAC Insured (A) (B)
     3.300%, 09/09/97                      200         200
   Sayre, Pa Health Care Facility
     Authority, Pennsylvania Capital
     Financing Project, Ser 85A, VRDN,
     RB, AMBAC Insured (A) (B)
     3.300%, 09/09/97                      500         500
   Schuylkill County, Industrial
     Development Authority, Gilberton
     Power Project, VRDN,
     RB (A) (B) (C)
     3.300%, 09/09/97                    1,000       1,000

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Schuylkill County, Resource Recovery
     Revenue Authority, Northeastern
     Power Project, Ser A, VRDN,
     RB (A) (B)
     3.750%, 09/02/97                   $2,000    $  2,000
   Scranton-Lackawana Health &
     Welfare Authority, University of
     Scranton Project, VRDN,
     RB (A) (B) (C)
     4.000%, 11/01/97                      670         670
   Shaler Township, TRAN
     3.950%, 12/31/97                      800         800
   Somerset County, PA Hospital
     Authority, Somerset Community
     Hospital Project, Ser A, VRDN,
     RB (A) (B) (C)
     4.250%, 03/01/98                    1,000       1,001
   Union County, PA Hospital
     Authority Revenue, United
     Care Methodist Continuing
     Care Services Project, VRDN,
     RB (A) (B) (C)
     3.500%, 09/09/97                    1,400       1,400
   York General Authority, Pooled
     Financing Revenue, VRDN,
     RB (A) (B) (C)
     3.350%, 09/09/97                    1,000       1,000
                                                  --------
                                                    50,270
                                                  --------
Total Municipal Bonds
   (Cost $50,270)                                   50,270
                                                  --------
Total Investments -- 101.4%
   (Cost $50,270)                                   50,270
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- (1.4%)           (707)
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   49,581,287 outstanding shares of
   beneficial interest                              49,581
Overdistributed net investment income                   (4)
Accumulated net realized loss
   on investments                                      (14)
                                                  --------
TOTAL NET ASSETS -- 100.0%                         $49,563
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A          $   1.00
                                                  ========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TAN      TAX ANTICIPATION NOTE
TRAN     TAX & REVENUE ANTICIPATION NOTE
VRDN     VARIABLE RATE DEMAND NOTE
(A) FLOATING RATE SECURITY--THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1997. (B) PUT & DEMAND FEATURE--THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE LESSER OF THE MATURITY DATE OR THE PUT/DEMAND DATE. (C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.


INTERMEDIATE-TERM
MUNICIPAL PORTFOLIO

MUNICIPAL BONDS -- 100.3%
ALABAMA -- 0.7%
   State Private Colleges & Tuskegee
     University Project, Ser A, RB
     5.700%, 09/01/10                  $   825 $       839
     5.700%, 09/01/11                      870         882
                                                  --------
                                                     1,721
                                                  --------
ALASKA -- 1.5%
   Anchorage Electric Utility, RB,
     MBIA
     8.000%, 12/01/06                    1,775       2,201
     8.000%, 12/01/07                    1,310       1,646
                                                  --------
                                                     3,847
                                                  --------
ARIZONA -- 0.7%
   Tempe, GO
     8.000%, 07/01/01                      735         826
   Yuma County, Arizona Jail Revenue,
     RB AMBAC
     6.000%, 07/01/03                    1,025       1,103
                                                   --------
                                                    1,929
                                                  --------
CALIFORNIA -- 17.9%
   Anaheim Public Finance Authority,
     Electric Utility Project, RB, MBIA
     Callable 04/01/03 @ 102
     5.400%, 10/01/08                    2,000       2,067

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Anaheim Public Finance Authority,
     Public Improvements Project,
     Ser C, RB, FSA
     6.000%, 09/01/13                   $2,325    $  2,531
   Bakersfield, Convention Center
     Expansion Project,
     COP, MBIA
     5.200%, 04/01/05                    1,000       1,040
   California State, GO
     6.600%, 02/01/09                    1,000       1,149
   Contra Costa County, Merrithew
     Memorial Hospital Project,
     COP, MBIA
     5.250%, 11/01/05                    2,000       2,085
   Education Facility Authority,
     University of San Francisco,
     RB, MBIA
     6.000%, 10/01/08                    1,000       1,105
   Elk Grove, Unified School District
     Special Tax, Community Facilities
     District #1, GO, AMBAC
     6.500%, 12/01/07                    1,000       1,146
   Health Facilities Finance Authority,
     Presbyterian Hospital Project,
     RB, MBIA
     5.250%, 05/01/06                    2,080       2,138
   Health Facilities Finance Authority,
     Sisters of Providence, RB
     5.500%, 10/01/05                    1,100       1,147
   Health Facilities Finance Authority,
     Summit Medical Center, Ser A,
     RB, FSA
     5.250%, 05/01/04                    1,500       1,562
   Housing Finance Agency, Ser A,
     RB, MBIA
     5.300%, 08/01/14                      430         436
   Housing Finance Agency, Ser G, RB,
     Callable 08/01/04 @ 102
     7.250%, 08/01/17                    1,250       1,355
   Irvine Special Assessment, District
     89-10, VRDN, GO (A) (E)
     3.500%, 09/02/15                      100         100
   Los Angeles County Public Works
     Financing Authority, Ser A,
     RB, MBIA
     5.125%, 09/01/08                    1,380       1,416
   Los Angeles, Department of Water &
     Power Electric Plant, RB
     9.000%, 10/15/02                    2,000       2,412
   Los Angeles, Unified School District,
     Multiple Property Project, Ser A,
     COP, FSA
     5.100%, 10/01/06                    1,050       1,083

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


INTERMEDIATE-TERM
MUNICIPAL PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Los Angeles, Unified School District,
     Ser A, GO, FGIC
     6.000%, 07/01/12                   $1,880    $  2,047
   Modesto, Irrigation District Finance
     Authority, Ser A, RB, MBIA
     5.150%, 10/01/04                    1,000       1,044
   Mojave Water Agency, GO, FGIC
     Callable 09/01/06 @ 102
     5.600%, 09/01/12                    1,000       1,030
   Oakland Health Facilities Authority,
     Childrens Hospital Project,
     Ser A, RB
     5.000%, 07/01/01                    1,175       1,203
   Orange County, Local Transportation
     Authority, First Ser-Measure M, RB
     5.400%, 02/15/00                    1,000       1,029
   Orange County, Ser A, COP, MBIA
     Callable 07/01/06 @ 102
     5.800%, 07/01/16                    1,000       1,034
   Oxnard, California School District,
     GO, MBIA
     5.375%, 08/01/09                    1,080       1,122
   Pomona, Unified School District,
     Ser A, GO, MBIA
     5.600%, 08/01/07                    1,040       1,110
   Public Works, California State
     University Project, Ser A, RB
     5.500%, 10/01/07                    2,000       2,110
   Rancho Mirage, Joint Powers Finance
     Authority, Eisenhower Med
     Center Project, Ser A, COP, MBIA
     Callable 07/01/07 @ 102
     5.125%, 07/01/09                    2,150       2,171
   San Bernardo County, Medical
     Center Financing Project,
     COP, MBIA
     5.000%, 08/01/03                    1,500       1,532
   Stanislaus, Waste to Energy Finance
     Authority, Ogden Martin Systems
     Project, RB,
     Callable 01/01/00 @ 102
     7.625%, 01/01/10                    1,000       1,072
   State Educational Facilities,
     University of Southern California,
     Ser A, RB
     5.600%, 10/01/05                    1,140       1,213
   State, GO, Callable 06/01/06 @ 101
     5.250%, 06/01/12                    2,645       2,655
   Statewide Communities
     Development Authority,
     San Gabriel Valley-A, RB, COP
     6.000%, 09/01/06                    1,000       1,074
   University of California, Board of
     Regents, Ser B, RB
     6.500%, 09/01/02                    1,995       2,162
                                                  --------
                                                    46,380

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
COLORADO -- 1.8%
   Health Facilities Authority, Rocky
     Mountain Adventist, RB
     6.250%, 02/01/04                   $1,500    $  1,573
   Highlands Ranch, Met Dist 1,
     GO, AMBAC
     5.500%, 09/01/06                    1,000       1,059
   Obligation Board Authority, Student
     Loan Project, Ser L, RB
     6.100%, 09/01/02                    1,835       1,922
                                                  --------
                                                     4,554
                                                  --------
CONNECTICUT -- 1.0%
   Haddam, GO, AMBAC
     5.000%, 07/15/01                    1,000       1,021
   Mashantucket, Western Pequot
     Tribe, Ser A-144A, RB
     6.250%, 09/01/03                    1,000       1,061
   State Development Authority,
     Pollution Control, Frito-Lay/
     Pepsi Project
     6.375%, 07/01/04                      560         571
                                                  --------
                                                     2,653
                                                  --------
DELAWARE -- 0.4%
   Wilmington Hospital, Franciscan
     Health Systems, Project, Ser A,
     VRDN, RB (A) (E)
     3.750%, 07/01/11                      900         900
   Wilmington Hospital, Franciscan
     Health Systems, Ser B, RB (A) (E)
     3.750%, 07/01/11                      100         100
                                                  --------
                                                     1,000
                                                  --------
DISTRICT OF COLUMBIA -- 1.0%
   District of Columbia Hospital
     Revenue, Washington Hospital
     Center, RB, MBIA
     Callable 08/05/02 @ 102
     7.000%, 08/15/05                    1,500       1,674
   District of Columbia, Ser A, GO
     5.125%, 06/01/99                    1,000       1,011
                                                  --------
                                                     2,685
                                                  --------
FLORIDA -- 4.7%
   Dade County, Ser CC-Rmktd, GO,
     AMBAC
     6.900%, 10/01/04                    1,125       1,271
     6.900%, 10/01/05                    1,025       1,171
     7.125%, 10/01/08                    1,470       1,744
   Dade County, Ser DD-Rmktd, GO,
     AMBAC
     7.600%, 10/01/05                    1,070       1,272



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Florida Housing Finance Authority,
     Capital Appreciation, Single
     Family Mortgage, RB
     Callable 01/15/10 @ 45.469
     0.000%, 07/15/16                   $1,950    $    236
   Fort Meyers, Improvement
     Authority, Ser A, RB,
     AMBAC Insured
     5.100%, 12/01/01                    1,010       1,040
   Hillsborough County Utility
     Authority, RB, MBIA (D)
     9.750%, 12/01/03                    1,425       1,719
   Palm Beach County, Solid Waste
     Authority, Ser A, RB,
     AMBAC Insured
     6.000%, 10/01/08                    3,300       3,613
                                                  --------
                                                    12,066
                                                  --------
GEORGIA -- 1.8%
   College Park, Business & Industrial
     Development Authority, Civic
     Center Project, Ser A,
     RB, FSA
     5.100%, 09/01/03                    1,050       1,080
     5.200%, 09/01/04                    1,105       1,141
     5.800%, 09/01/05                    1,165       1,247
   Gwinette County, School District
     Authority, GO
     Callable 02/01/01 @ 102
     9.500%, 02/01/02                    1,000       1,177
                                                  --------
                                                     4,645
                                                  --------
HAWAII -- 0.8%
   Hawaii State, Ser CM,
     GO, FGIC
     5.500%, 12/01/03                    1,835       1,931
                                                  --------
IDAHO -- 0.0%
   Power County, Pollution Control
     Revenue, FMC Corporation
     Project, VRDN, RB (A) (E)
     3.750%, 12/01/10                      100         100
                                                  --------
ILLINOIS -- 4.6%
   Cook County, GO, MBIA
     7.250%, 11/01/07                    2,000       2,372
   Development Finance Authority,
     Community Rehab Providers,
     Ser A, RB
     5.600%, 07/01/05                    2,235       2,266


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Health Facility Authority,
     RB, MBIA
     7.900%, 08/15/03                  $   463    $    475
   Hospital Facilities, Metropolitan
     Pier & State Exposition Authority,
     McCormick Plaza Convention, RB
     6.250%, 07/01/17                      450         470
   Housing Development Authority,
     Ser A, RB, Callable 02/01/06 @ 102
     5.650%, 02/01/16                    1,000       1,020
   Kane & DeKalb County, Unified
     School District #301,
     GO, AMBAC
     6.300%, 12/01/04                    2,640       2,911
   McClean County Public Building
     Commission, Lease Receipts,
     Law & Justice Center, GO
     7.300%, 11/01/02                    1,280       1,437
   State GO, Callable  08/01/99 @ 102
     6.375%, 08/01/00                    1,000       1,054
                                                  --------
                                                    12,005
                                                  --------
INDIANA -- 0.7%
   Health Facilities Finance Authority,
     Sisters of Saint Francis Health
     Systems, RB,
     Pre-Refunded @ 100 (C)
     7.100%, 09/01/00                    1,555       1,676
   Rockport Pollution Control Revenue,
     AEP Generating Company,
     Project B, VRDN, RB (A)
     3.750%, 07/01/25                      100         100
                                                  --------
                                                     1,776
                                                  --------
IOWA -- 0.4%
   Eddyville Pollution Control,
     Cargill Inc. Project, RB
     5.400%, 10/01/06                    1,000       1,047
                                                  --------
KENTUCKY -- 1.2%
   Kentucky State Property and
     Buildings Commission,
     Project Number 55, RB
     6.000%, 09/01/08                    2,500       2,706
   State Turnpike Authority, Toll Road
     Project, Ser A, RB
     8.500%, 07/01/04                      410         419
                                                  --------
                                                     3,125
                                                  --------
LOUISIANA -- 0.2%
   Housing Finance Agency, Single
     Family Housing Project,
     RB, MBIA
     5.125%, 12/01/10                      405         411
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


INTERMEDIATE-TERM
MUNICIPAL PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

MARYLAND -- 0.8%
   Federick County, Ser B, GO,
     Pre-Refunded @ 102 (C)
     6.300%, 07/01/02                   $1,000    $  1,097
   University of Maryland, System
     Auxiliary Facility and Tuition,
     Ser A, RB
     5.000%, 04/01/05                    1,000       1,025
                                                  --------
                                                     2,122
                                                  --------
MASSACHUSETTS -- 12.7%
   Holyoke, GO, FSA Insured
     5.500%, 06/15/03                    1,640       1,718
   Industrial Financing Agency, RB
     Mandatory Put 05/01/02 @ 100 (B) (E)
     5.000%, 05/01/02                    1,000       1,009
   Lowell, GO, FSA Insured,
     Callable 02/15/01 @ 103
     8.300%, 02/15/05                    1,855       2,112
   Massachusetts Bay Transportation
     Authority, General Transportation
     System, Ser A, RB
     7.000%, 03/01/07                    3,000       3,484
   Massachusetts Bay Transportation
     Authority, General Transportation
     System, Ser A, RB
     5.300%, 03/01/05                    1,000       1,034
     5.500%, 03/01/09                    1,230       1,288
   Massachusetts Bay Transportation
     Authority, General Transportation
     System, Ser A, RB,
     5.625%, 03/01/26                    2,000       2,015
   Massachusetts State Housing
     Finance Agency, Residential
     Development, RB
     Callable 05/15/02 @ 102
     6.875%, 11/15/11                    1,935       2,092
   Municipal Wholesale Electric
     Company, Ser A, RB, Mandatory
     Redemption @ 100 (B)
     8.750%, 07/01/98                        5           5
     8.750%, 01/01/99                        5           5
     8.750%, 07/01/99                        5           5
     8.750%, 07/01/00                        5           6
     8.750%, 01/01/02                       10           6
     8.750%, 07/01/02                        5           6
     8.750%, 01/01/03                        5           6
     8.750%, 07/01/03                       10           6
     8.750%, 01/01/04                        5           6
     8.750%, 07/01/04                        5          12
     8.750%, 07/01/05                        5           6
   New England Education Loan
     Marketing Corporation,
     Issue A, RB
     5.800%, 03/01/02                    1,475       1,541

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   State Housing Finance Agency,
     Single Family Housing Project,
     Ser 14, RB, FSA
     Callable 06/01/00 @ 102
     7.600%, 12/01/14                  $   980    $  1,046
   Springfield, GO, AMBAC
     6.375%, 08/01/04                    1,000       1,105
   State, GO, Ser A
     6.250%, 07/01/02                    1,155       1,240
   State, Ser E, VRDN, GO (A)
     2.200%, 12/01/97                    1,280       1,280
   State, Ser B, VRDN, GO (A)
     3.650%, 12/01/97                    8,000       8,000
   State Health & Education Facilities
     Authority, Faulkner Hospital,
     Ser C, RB
     5.500%, 07/01/01                    1,325       1,337
   State Health & Education Facility
     Agency, Lowell General Hospital,
     Ser B, RB, FSA
     Callable 06/01/07 @ 102
     5.250%, 06/01/11                    1,585       1,605
   State Water Resource Authority,
     Ser B, RB
     5.250%, 03/01/13                    1,000         994
                                                  --------
                                                    32,969
                                                  --------
MICHIGAN -- 3.0%
   Battle Creek, Downtown
     Development Authority,
     Callable 05/01/04 @ 102
     7.300%, 05/01/10                    1,195       1,346
   Greater Detroit Resource Recovery
     Authority, Ser A, RB,
     AMBAC Insured
     5.500%, 12/13/03                    1,525       1,601
   Jackson County, Hospital Finance
     Authority, Foote Memorial
     Hospital, Ser A, RB, AMBAC
     5.000%, 06/01/06                    1,970       1,992
   Kent Hospital Financing Authority,
     Blodgett Memorial Medical Center,
     Ser A, RB,
     7.000%, 07/01/01                    1,000       1,059
   State Building Authority, Ser I, RB,
     AMBAC Insured
     5.500%, 10/01/05                    1,500       1,579
   State Housing Development
     Authority, RB
     0.000%, 04/01/15                    1,300         175
                                                  --------
                                                     7,752
                                                  --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000 VALUE (000)
--------------------------------------------------------------------------------
MINNESOTA -- 0.7%
   Maplewood, Health Care Facilities,
     Health East Project, RB
     Callable 11/15/01 @ 102
     5.700%, 11/15/02                   $1,740    $  1,782
                                                  --------
MISSISSIPPI -- 1.0%
   Hospital Equipment & Facilities
     Authority, Rush Medical Foundation
     Project, Ser A, GO
     5.400%, 01/01/07                    1,000         999
   Mississippi Home Corporation,
     Single Family Home Project,
     Ser D, VRDN, RB (A) (E)
     5.250%, 07/01/12                    1,475       1,615
                                                  --------
                                                     2,614
                                                  --------
NEW JERSEY -- 0.4%
   Camden County, Improvements
     Authority, Cooper Health Care
     Redevelopment Project, RB
     5.500%, 02/15/02                    1,000       1,015
                                                  --------
NEW MEXICO -- 1.2%
   Farmington, New Mexico Hospital,
     San Juan Regional Medical Center,
     Ser A, RB, AMBAC
     5.000%, 06/01/05                    1,110       1,122
   Mortgage Finance Authority, Single
     Family Mortgage, Ser A-1, RB,
     Callable 07/01/02 @ 102 (E)
     6.850%, 07/01/10                    1,190       1,258
   Santa Fe, Saint Vincent's Hospital
     Project, RB, FGIC
     Pre-Refunded @ 100 (C)
     7.500%, 07/01/02                      720         801
                                                  --------
                                                     3,181
                                                  --------
NEW YORK -- 13.3%
   Municipal Assistance Corporation,
     City of New York, Ser G, RB
     6.000%, 07/01/07                    1,500       1,648
   Municipal Assistance Corporation,
     City of New York, Ser H, RB
     6.250%, 07/01/07                    2,300       2,570
   New York, NY, Ser B, GO
     MBIA Insured
     5.600%, 08/15/06                    4,150       4,394
   New York, NY, Ser I, GO
     AMBAC Insured
     5.750%, 03/15/07                    1,000       1,066

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   State Dormitory Authority, Beth
     Israel Medical Center, Ser A,
     RB MBIA Insured
     5.000%, 11/01/07                   $1,065    $  1,076
   State Dormitory Authority,
     Department of Health, RB
     5.500%, 07/01/03                    1,000       1,037
   State Dormitory Authority,
     Mental Hospital, Ser E, RB,
     AMBAC Insured
     6.000%, 08/15/05                    2,000       2,157
   State Dormitory Authority, State
     University Educational
     Facility, Ser A, RB
     5.500%, 05/15/09                    4,400       4,499
   State Energy Research &
     Development Authority, Pollution
     Control Project, VRDN, RB (A)
     3.650%, 06/01/29                    8,505       8,505
   State Medical Care Facility Finance
     Agency, Adult Day Care, Ser C, RB
     5.350%, 11/15/05                      820         853
   State Medical Care Facility Finance
     Agency, Ser C, RB, FHA Insured
     5.200%, 08/15/05                      500         522
   State Medical Care Facility Finance
     Agency, St Lukes, Ser A, RB,
     Callable 08/15/03 @ 102
     FHA Insured
     5.600%, 08/15/13                    2,005       2,040
   State Urban Development
     Corporation, Center for
     Individual Innovation Project, RB
     6.250%, 01/01/09                    1,325       1,436
   State Urban Development
     Corporation, Correctional
     Facilities, Ser G, RB,
     Callable 01/01/00 @ 102
     7.100%, 01/01/03                    2,500       2,669
                                                  --------
                                                    34,472
                                                  --------
NORTH CAROLINA -- 0.4%
   Eastern Municipal Power Agency,
     Ser A, RB, MBIA Insured
     5.500%, 01/01/04                    1,000       1,043
                                                  --------
OHIO -- 3.4%
   Cincinnati, City School District,
     Ser C, TRAN, AMBAC Insured
     5.000%, 12/01/01                    1,000       1,016
   Dayton, Special Facilities, Air
     Freight Project, RB
     6.050%, 10/01/09                    1,000       1,039

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


INTERMEDIATE-TERM
MUNICIPAL--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   State Building Authority,
     Correctional Facilities, Ser A, RB
     5.000%, 10/01/03                   $2,000    $  2,058
   State Building Authority,
     Administration Building Fund,
     Ser A, RB
     5.500%, 10/01/07                    1,700       1,796
   State Elementary & Secondary
     Education Cap Facility, RB
     5.100%, 12/01/05                    1,790       1,839
   Strongsville, City School District,
     GO, MBIA
     5.300%, 12/01/10                    1,050       1,083
                                                  --------
                                                     8,831
                                                  --------
OKLAHOMA -- 1.6%
   Central Oklahoma Transportation
     & Parking Authority,
     Ser 1973, RB (D)
     6.000%, 07/01/03                      150         157
   McAlester Public Works Authority,
     RB, FSA
     8.100%, 12/01/08                      875       1,100
   State Industrial Development
     Authority, Integris Health,
     RB, AMBAC
     5.250%, 08/15/06                    1,255       1,299
   Tulsa Industrial Development
     Authority, St Johns Medical
     Center, RB (D)
     6.875%, 01/01/02                      420         446
   Tulsa Port, Industrial Development
     Authority, Cargill Inc. Project, RB
     5.350%, 09/01/06                    1,000       1,038
                                                  --------
                                                     4,040
                                                  --------
OREGON -- 0.3%
   Umatilla County, Hospital Facility
     Authority, Franciscan Health
     Systems Project, Ser A, VRDN,
     RB (A) (E)
     3.750%, 12/01/24                      300         300
   Umatilla County, Hospital Facility
     Authority, Franciscan Health
     Systems, Ser B, VRDN, RB (A) (E)
     3.750%, 12/01/24                      400         400
                                                  --------
                                                       700
                                                  --------
PENNSYLVANIA -- 3.8%
   Easton Joint School Authority, RB (D)
     5.350%, 04/15/02                      210         216
   Neshaminy School District,
     GO, FGIC
     5.250%, 02/15/07                    2,075       2,153

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Newcastle Hospital Authority,
     Jameson Memorial Hospital,
     RB, MBIA
     5.500%, 07/01/08                   $1,605  $    1,681
   Pittsburgh, Water & Sewer
     Authority, Ser A, RB, Pre-Refunded
     @ 100, FGIC
     6.000%, 09/01/16                    2,000       2,120
   State Industrial Development
     Authority, RB, AMBAC
     7.000%, 07/01/07                    1,000       1,168
   State Higher Education Facility
     Authority, Allegheny/Delaware
     Valley, Ser A, RB, MBIA
     5.500%, 11/15/08                    2,000       2,098
   Westmoreland County, Municipal
     Authority, Special Obligation (D)
     9.125%, 07/01/10                      445         536
                                                  --------
                                                     9,972
                                                  --------
PUERTO RICO -- 1.3%
   Electric Power Authority, Ser AA,
     RB, MBIA
     5.000%, 07/01/07                    2,160       2,195
   Municipal Finance Agency, Ser A,
     RB, FSA
     6.000%, 07/01/05                    1,000       1,086
                                                  --------
                                                    3,281
                                                  --------
SOUTH CAROLINA -- 1.4%
   Jobs Economic Development
     Authority, St. Francis Hospital,
     VRDN, RB (A) (E)
     3.450%, 07/01/22                    1,400       1,400
   Public Service Authority, Ser B, RB,
     Callable 07/01/01 @ 102
     6.700%, 07/01/02                    1,220       1,333
   Spartanburg County, School
     District #5, COP, MBIA
     5.400%, 07/01/08                    1,000       1,036
                                                  --------
                                                     3,769
                                                  --------
SOUTH DAKOTA -- 0.9%
   Health & Educational Facilities
     Authority, RB, MBIA
     6.000%, 07/01/08                    1,025       1,112
   Housing Development Authority,
     Homeownership Mortgage,
     Ser A, RB
     5.500%, 05/01/10                      985       1,001



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================




--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Student Loan Assistance
     Corporation, Ser A, RB
     7.000%, 08/01/98                  $   180    $    185
                                                  --------
                                                     2,298
                                                  --------
TENNESSEE -- 0.6%
   Hendersonville, Industrial
     Development Authority,
     Ashford 83 Association Project, RB
     5.950%, 12/15/08                    1,500       1,543
                                                  --------
TEXAS -- 7.1%
   Austin Independent School
     District, GO (D)
     9.000%, 07/01/99                      645         700
   Austin Utility Systems, Ser B, RB,
     Callable 11/15/98 @ 102
     7.250%, 11/15/03                    1,175       1,235
     7.750%, 11/15/08                      600         637
   Cedar Hill, Independent School
     District, RB (E)
     6.450%, 08/15/03                    2,225       2,448
   Department of Housing &
     Community Affairs, Single
     Family, Ser B-CL2, RB
     Callable 09/01/06 @ 102
     5.550%, 09/01/11                    2,000       2,078
   Harris County, GO
     10.000%, 10/01/00                   1,850       2,144
      7.000%, 10/01/01                   2,000       2,193
   Harris County, Health Facilities
     Development Authority, Memorial
     Hospital Systems Project, Ser A, RB
     6.000%, 06/01/09                    1,825       1,989
   Houston Housing Finance Corporation,
     Single Family Mortgage, Ser B-1,
     RB, Callable 12/01/06 @ 102
     8.000%, 06/01/14                    1,000       1,095
   Lone Star Airport Improvement
     Authority, VRDN, RB (A) (E)
     3.750%, 12/01/14                      400         400
   Plano, GO
     5.625%, 09/01/06                    1,020       1,086
   State Department of Housing &
     Community Affairs, Single Family
     Mortgage, Zero Coupon, RB
     Callable 09/01/04 @ 49.528
     0.000%, 03/01/15                    1,170         363
   Texas State Public Finance Authority,
     Ser A, RB, AMBAC
     6.000%, 08/01/02                    1,000       1,069

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Tyler Health Facilities Development
     Corporation, East Texas Medical
     Center Project, Ser C,
     RB, FSA
     5.000%, 11/01/07                   $1,000    $  1,010
                                                  --------
                                                    18,447
                                                  --------
UTAH -- 0.7%
   Salt Lake City Airport, RB,
     FGIC Insured
     7.400%, 06/01/00                      815         857
   State Housing Finance Agency,
     Single Family Mortgage, Issue B,
     RB, FHA
     Callable 07/01/03 @ 102
     5.125%, 07/01/24                      955         963
                                                  --------
                                                     1,820
                                                  --------
VIRGINIA -- 1.3%
   Hampton, Sentara Health System,
     Ser A, RB
     5.375%, 11/01/10                    1,000       1,013
   State Housing Development
     Authority, Multi-Family
     Housing, Ser H, RB
     5.250%, 05/01/03                      685         709
   State Housing Development
     Authority, Ser A, RB
     Callable 01/01/02 @ 102
     7.100%, 01/01/22                    1,250       1,328
   State Housing Development
     Authority, Zero Coupon, RB
     Callable 05/01/97 @ 17.158
     0.000%, 11/01/17                    2,200         402
                                                  --------
                                                     3,452
                                                  --------
WASHINGTON -- 2.4%
   Clark County, Public Utility
     District # 001, RB, FGIC
     6.000%, 01/01/04                    2,525       2,705
   Grant County, Public Utility
     District #2, RB
     5.625%, 01/01/07                    2,470       2,590
   King County, Ser D, GO
     5.250%, 12/01/04                    1,000       1,039
                                                  --------
                                                     6,334
                                                  --------
WEST VIRGINIA -- 0.8%
   State Building Community Lottery,
     Ser A, RB MBIA
     5.500%, 07/01/05                    2,100       2,200
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


INTERMEDIATE-TERM
MUNICIPAL--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
WISCONSIN -- 1.4%
   Housing & Economic Development
     Authority, Home Ownership,
     Ser 1, RB, FHA Insured,
     Callable  07/01/02 @ 102
     6.600%, 09/01/07                   $1,300    $  1,378
   Public Power Inc., Power Supply
     Systems, Ser A, RB,
     Pre-Refunded @ 102,
     AMBAC Insured (C)
     6.875%, 07/01/01                    2,000       2,210
                                                  --------
                                                     3,588
                                                  --------
WYOMING -- 0.4%
   Wyoming Student Loan
     Corporation, RB
     6.250%, 12/01/99                    1,000       1,033
                                                  --------
Total Municipal Bonds
   (Cost $255,260)                                 260,133
                                                  --------
Total Investments -- 100.3%
   (Cost $255,260)                                 260,133
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- (0.3%)           (895)
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   24,067,536 outstanding shares of
   beneficial interest                             255,233
Undistributed net investment income                     29
Accumulated net realized loss
   on investments                                     (897)
Net unrealized appreciation on investments           4,873
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $259,238
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A          $  10.77
                                                  ========
AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE CORPORATION
FHA      FEDERAL HOUSING AGENCY
FSA      FINANCIAL SECURITY ASSURANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TRAN     TAX & REVENUE ANTICIPATION NOTE
VRDN     VARIABLE RATE DEMAND NOTE
(A) FLOATING RATE SECURITY--THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1997. (B) MANDATORY REDEMPTION--THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE MANDATORY
    REDEMPTION  DATE.
(C) PRE-REFUNDED SECURITY--THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE PRE-REFUNDED DATE.
(D) SECURITY IS ESCROWED TO MATURITY.
(E) SECURITY IS HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOr COMMERCIAL BANK OR FINANCIAL INSTITUTION.



PENNSYLVANIA MUNICIPAL
PORTFOLIO
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.9%
PENNSYLVANIA -- 97.9%
   Allegheny County Hospital
     Development Authority, RB (C)
     7.250%, 07/01/03                     $305     $   330
     6.750%, 05/01/04                      130         139
   Allegheny County Hospital
     Development Authority, RB
     Callable 08/01/00 @ 102
     7.750%, 08/01/20                       80          84
   Allegheny County Hospital
     Development Authority,
     Harmarville Rehabilitation
     Center, RB (C)
     6.000%, 10/01/08                       85          90
   Allegheny County Hospital
     Development Authority, Montefiore
     Hospital, RB (C)
     6.875%, 07/01/09                      620         684
   Allegheny County Hospital
     Development Authority, North
     Hills Passavant, RB (C)
     6.750%, 07/01/05                       25          27
   Allegheny County Hospital
     Development Authority, St.Margaret
     Memorial, RB (C)
     6.750%, 07/01/10                      565         633
   Allegheny County Industrial
     Development Authority,
     Mandatory Put 12/01/00, RB (B) (E)
     5.250%, 12/01/00                       25          26
   Allegheny County Industrial
     Development Authority, RB, AMT (B)
     6.000%, 10/01/04                      150         150
   Allegheny County Sanitation
     Authority, RB (C)
     6.800%, 07/01/03                      110         120
   Allentown Hospital Authority,
     Sacred Heart Hospital, RB (C)
     8.000%, 03/01/09                      130         153
   Altoona Area School District
     Authority, Blair County, Ser 78,
     RB (A) Pre-Refunded @ 100
     6.500%, 07/01/08                      195         211
   Altoona School District, RB (C)
     6.250%, 01/01/03                        5           5
   Altoona Area School District, GO (C)
     6.500%, 07/01/04                       50          55
   Armstrong School District,
     GO, MBIA (C)
     7.750%, 12/01/04                       50          56



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Baldwin Whitehall School District,
     RB (A) Partially Pre-Refunded
     11/15/03 @ 100
     6.699%, 11/15/07                $      90     $   102
   Baldwin Whitehall School Building
     Revenue, RB (C)
     6.625%, 11/15/02                       55          55
   Bensalem Township Water &
     Sewer Authority, RB (C)
     6.750%, 12/01/14                      100         118
   Berks County, Industrial
     Development Authority,
     Construction Fasteners Project,
     RB (B), AMT
     5.400%, 12/01/03                       25          25
   Blair County Hospital
     Authority, RB (C)
     6.900%, 07/01/08                    1,175       1,307
   Blairsville-Saltsburg School
     District, GO, AMBAC Insured (C)
     9.000%, 05/15/03                       50          58
   Borough of Tarentum, Electric
     Revenue, Ser-A, Asset Guaranty
     Insured, RB
     5.500%, 09/01/08                      645         655
   Bucks County Industrial
     Development Authority, RB (C)
     8.750%, 09/01/04                       80          92
   Bucks County Redevelopment
     Authority, Warminster Heights,
     Section 8, RB, FHA Insured
     6.250%, 08/01/02                      315         329
   Butler Area Sewer Authority, Sewer
     Revenue, RB (A)
     Pre-Refunded @ 100
     7.250%, 01/01/04                      155         172
   Butler County Industrial Development
     Authority, RB (B)
     4.900%, 11/01/03                      700         705
   Cambria County Hospital Authority,
     Conemaugh Valley Memorial
     Hospital, RB (C)
     7.625%, 09/01/11                      255         299
   Chester County Hospital Authority,
     Brandywine Hospital, RB (B)
     7.000%, 07/01/10                      105         107
   Chester County Hospital Authority,
     Paoli Memorial Hospital, RB (C)
     5.500%, 02/01/03                      160         164
   City of Aliquippa, Beaver County,
     RB, Asset Guaranty Insured
     8.250%, 09/15/01                    1,090       1,162
   Cresswell Heights, Joint Water
     Authority Revenue, RB (C)
     7.375%, 03/01/07                       90         101

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

   Cumberland Valley, School Project,
     RB, MBIA Insured (C)
     6.400%, 11/15/01                 $     40      $   42
   Dauphin County General
     Authority, Phoenixville Hospital
     PJ-A, RB, FGIC Insured
     5.900%, 07/01/05                      845         899
   Dauphin County General School
     Authority, Penncrest School
     Project, RB Mandatory
     Put 6/2/03 @ 100
     6.600%, 06/02/03                      915         986
   Dauphin County General School
     Authority, Mandatory
     Put 6/4/98 @ 100, RB
     6.000%, 06/01/98                       50          51
   Dauphin County General School
     Authority, Mandatory
     Put 6/1/04 @ 100, RB
     6.700%, 06/01/26                    1,220       1,315
   Dauphin County General Authority,
     Mandatory Put 06/01/98 @ 100,
     VRDN, RB
     6.600%, 06/01/26                       50          50
   Delaware County Authority,
     Crozer-Chester Medical
     Center, RB (C)
     7.250%, 12/15/10                      280         318
   Delaware County Authority,
     University Revenue, Villanova
     University, RB (C)
     9.625%, 08/01/02                      195         221
   Delaware County Revenue
     Authority, Elwyn Project,
     Connie Lee Insured, RB
     6.000%, 06/01/11                    3,250       3,449
   Delaware River Port Authority,
     PA & NJ River Bridges, RB (B) (C)
     6.500%, 01/15/11                       35          39
   Delaware River Port Authority, RB (C)
     6.000%, 01/15/10                      105         111
   Derry Township Sanitation Sewer
     Authority, RB (C)
     6.250%, 08/01/12                       60          63
   Easton Area School Authority (C)
     6.250%, 04/15/02                       75          81
   Economy Municipal Authority,
     Sewer Revenue, RB
     6.000%, 12/15/03                       55          56
   Erie County Hospital Authority,
     Erie County Geriatric, RB (C)
     6.750%, 07/01/11                      505         568

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


PENNSYLVANIA MUNICIPAL PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Erie County Higher Education
     Authority, Mercyhurst College
     Project, RB
     5.650%, 03/15/10                  $   180     $   182
     5.700%, 03/15/11                       85          86
   Erie County Hospital Authority,
     Geriatric, RB (C)
     6.250%, 07/01/11                       50          54
   Erie County Hospital Authority,
     Hamot Health Systems, RB,
     AMBAC Insured
     6.700%, 02/15/02                      500         544
   Erie County Hospital Authority,
     Hamot Medical Center
     Project, RB (C)
     6.900%, 01/01/05                      190         206
   Fayette County Hospital Authority,
     Uniontown Hospital, Connie
     Lee Insured, RB
     4.850%, 06/15/01                    1,000       1,005
     5.000%, 06/15/02                      300         302
     5.100%, 06/15/03                    1,065       1,080
     5.200%, 06/15/04                      100         101
     5.300%, 06/15/05                    1,000       1,015
     5.450%, 06/15/07                      740         756
   Financing Authority, Municipal
     Capital Improvements Program, RB
     Callable 11/01/03 @ 102
     6.600%, 11/01/09                      700         756
   Fort Le Boeuf School District,
     Ser 93-A, GO, MBIA Insured
     5.150%, 01/01/02                      500         516
   Fox Chapel Sanitation Sewer
     Authority, RB
     5.900%, 05/01/05                      245         245
   Franklin Hospital, Special
     Obligation, RB (C)
     7.125%, 10/01/08                       85          95
   Greene County Industrial
     Development Authority,
     Monogahela Power-Hatfield
     Ferry, Ser A, RB
     6.300%, 02/01/02                      485         488
   Hampton Township, GO
     6.300%, 06/01/02                      775         829
   Harrisburg Authority, Lease Revenue,
     RB (A) CGIC
     Pre-Refunded @ 101
     6.250%, 06/01/01                    1,000       1,066

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Harrisburg, GO (C)
     7.400%, 06/15/04                $     165     $   184
   Harrisburg, GO, Ser A,
     MBIA Insured (C)
     9.750%, 04/15/04                       40          49
   Hickory Township Municipal
     Authority, Sewer Revenue, RB (C)
     6.250%, 02/01/14                      325         350
   Higher Education Assistance
     Agency, Ser A, RB, AMT,
     AMBAC Insured
     7.050%, 10/01/16                    3,500       3,692
   Higher Education Assistance
     Agency, Ser C, RB, AMT,
     AMBAC Insured
     7.150%, 09/01/21                      500         527
   Higher Education Authority,
     Ser 95, RB, Asset Guaranty
     4.750%, 09/15/02                      270         271
     4.850%, 09/15/03                      250         251
     4.950%, 09/15/04                      515         517
     5.150%, 09/15/06                      345         348
   Higher Education Facilities
     Authority, College & University
     Revenue, Ser 10, RB (C)
     6.900%, 07/01/07                       75          82
   Higher Education Facilities
     Authority, Hahnemann  University
     Project, Ser 91, RB,  MBIA
     Insured (A) Pre-Refunded @ 102
     6.400%, 07/01/01                      570         612
     6.600%, 07/01/01                      535         587
   Higher Education Facilities
     Authority, College of Textile
     & Science, RB
     5.450%, 02/01/07                      200         199
   Higher Education, College &
     University, RB (C)
     9.375%, 07/01/10                      210         268
   Higher Education, College of
     Textiles & Science, Ser 96, RB
     5.900%, 04/01/02                      225         231
     6.050%, 04/01/03                      240         248
     6.150%, 04/01/04                      250         260
     6.250%, 04/01/05                      265         277
     6.350%, 04/01/06                      285         299
     6.450%, 04/01/07                      295         310
     6.550%, 04/01/08                      320         338
     6.600%, 04/01/09                      340         359


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Housing Finance Agency, Single
     Family Mortgage, AMT, RB
     Callable 10/01/00 @ 102
     7.800%, 10/01/20                 $    100    $    106
   Housing Finance Agency, RB (C)
     7.750%, 12/01/07                       90         101
   Housing Finance Agency, Rental
     Housing, Ser 91, FHA
     Callable 07/01/03 @ 102
     5.450%, 07/01/06                    2,000       2,070
   Housing Finance Agency, Ser
     1991-31A, AMT, RB (B)
     6.800%, 10/01/17                      600         633
   Housing Finance Agency, Single
     Family Mortgage, Ser 92-33, RB
     5.700%, 04/01/98                      195         196
   Housing Finance Authority, Single
     Family Mortgage, Ser N, RB
     Callable 12/22/97 @ 102
     7.500%, 10/01/99                      200         205
   Hummelstown Municipal Authority,
     RB (A) Pre-Refunded @ 100
     5.700%, 01/01/02                       40          42
   Jefferson County Municipal Authority,
     RB, MBIA Insured (C)
     7.000%, 12/01/02                       25          27
   Jersey Shore Area School District, GO,
     MBIA Insured (C)
     9.375%, 03/01/03                      170         197
   Lancaster Sewer Authority, RB (C)
     6.000%, 04/01/12                      100         105
   Lehigh County Community College,
     School Lease Revenue, RB
     5.750%, 01/15/02                    1,090       1,094
   Lehigh County General Purpose
     Authority, Muhlenberg Medical
     Center Project, RB (C)
     7.000%, 07/01/04                       60          65
   Lehigh County Industrial
     Development Authority, Strawbridge
     Project, RB (C)
     7.200%, 12/15/01                    1,015       1,101
   Lower Pottsgrove Township Sewer
     Authority, RB (C)
     6.250%, 05/01/12                      100         107
   Luzerne County, Ser 91, GO,
     FGIC Insured
     Callable 09/13/01 @ 100
     6.800%, 09/15/02                      500         544
   Lycoming County Hospital
     Authority, Williamsport Hospital,
     Connie Lee Insured, RB
     5.250%, 11/15/06                    1,300       1,331
   McCandless Township Sanitation
     Authority, Sewer Revenue, RB (C)
     6.750%, 11/15/05                      155         171

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   McCandless Township Sanitation
     Authority, Sewer Project, RB (C)
     6.500%, 09/01/05                  $    70      $   75
   Monroeville Hospital Authority,
     East Suburban Health Center
     Program, RB (A) Pre-Refunded @ 100
     7.600%, 07/01/04                      535         601
   Monroeville Water Authority,
     Water Authority, RB (C)
     7.250%, 12/01/08                       40          45
   Montgomery County Higher
     Education & Health Authority,
     Abington Memorial Hospital,
     Ser 91-A, RB, AMBAC Insured
     6.200%, 06/01/00                      800         839
   Montgomery County Industrial
     Development Authority, Health
     Facilities, Ecri Project, RB
     6.850%, 06/01/13                    2,115       2,168
   Montgomery County, GO (C)
     9.000%, 08/15/04                      295         337
   Moon School District, Building
     Revenue, RB, MBIA Insured (C)
     6.375%, 11/15/98                       15          15
   Mount Lebanon Hospital
     Authority, RB (C)
     7.000%, 07/01/06                      495         548
   New Brighton Area School Authority,
     RB, MBIA Insured (C)
     5.850%, 11/15/02                       25          26
   Norristown Area School District,
     Ser 91, Bank Qualified, GO (A)
     Pre-Refunded @ 100
     6.650%, 09/01/01                      100         108
   Northampton County Industrial
     Development Authority, Moravian
     Hall Square Project, Ser A, Asset
     Guaranty Insured, RB
     5.350%, 07/01/10                    1,370       1,358
   Northampton County Industrial
     Development Authority, Moravian
     Hall Square Project, Ser B, Asset
     Guaranty Insured, RB
     5.350%, 07/01/10                      100          99
   Northeast Allegheny County, RB (C)
     6.000%, 05/01/02                       50          52
   Northeastern Hospital Authority,
     Hospital Revenue, RB (C)
     7.000%, 06/01/06                      325         356
     6.375%, 09/15/07                      120         130
   Pennsylvania Owen J. Roberts
     School District, Ser-A, GO,
     MBIA Insured
     5.150%, 05/15/11                      100          99

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


PENNSYLVANIA MUNICIPAL PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Pennsylvania Intergovernmental
     Coop Authority, Funding Program,
     RB, FGIC
     5.500%, 06/15/11                  $   740     $   755
   Pennsylvania State Higher Education
     Authority, Drexel University
     Project, MBIA (C)
     10.250%, 05/01/03                      40          48
   Pennsylvania State Higher
     Education Facilities Authority,
     College and University, RB (C)
     7.625%, 07/01/15                       65          78
   Pennsylvania State Higher Education
     Authority, Thomas Jefferson
     University, Ser-A, RB
     6.875%, 07/01/99                      420         440
   Perkiomen Valley School District,
     RB, MBIA (C)
     6.500%, 12/01/07                       80          91
   Peters Township School District, GO,
     MBIA (C)
     0.000%, 11/15/07                      100          60
   Philadelphia Gas Works, Fourteenth
     Series, RB, FSA
     6.250%, 07/01/08                    1,000       1,088
   Philadelphia Hospital & Higher
     Education Authority, Presbyterian
     Medical Center, RB (C)
     6.100%, 12/01/03                      410         443
   Philadelphia Hospital & Higher
     Education Facilities, MR
     Project, RB
     5.500%, 08/01/01                    1,175       1,196
   Philadelphia Hospital, Graduate
     Hospital Project, RB (C)
     7.000%, 07/01/10                      640         718
   Philadelphia Industrial Development
     Authority, Convention Project,
     Ser 89, RB, AMBAC (C)
     7.000%, 07/01/99                      610         631
   Philadelphia Industrial Development
     Authority, National Board of
     Medical Examiners Project, RB
     Callable 05/01/02 @ 102
     6.750%, 05/01/12                      950       1,026
   Philadelphia Industrial Development
     Authority, Commercial Development
     Red Lion Association, Optional
     Put 12/01/01 @ 100, AMT, RB
     5.000%, 12/01/16                    1,200       1,200
   Philadelphia Municipal Authority,
     Justice Lease Revenue, Ser 92-B,
     RB, FGIC
     6.700%, 11/15/01                    1,000       1,089

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Philadelphia Redevelopment
     Authority, Home Improvement,
     Ser 95A, RB, Subject to AMT
     5.100%, 06/01/01                  $   140     $   141
   Philadelphia Redevelopment
     Authority, Home Improvement
     Loan, Ser 95-A, RB, Subject to AMT
     5.100%, 12/01/01                      110         111
     5.250%, 06/01/02                      200         202
     5.250%, 12/01/02                      220         223
     5.400%, 06/01/03                      160         162
     5.400%, 12/01/03                      185         188
     5.550%, 06/01/04                       65          66
     5.650%, 12/01/05                       70          71
     6.100%, 12/01/10                    1,000       1,024
   Philadelphia Redevelopment
     Authority, West Philadelphia
     Project, FNMA, RB
     6.750%, 05/15/04                      695         736
   Philadelphia School District,
     Ser 91-B, GO, MBIA,
     Partially Pre-Refunded
     07/01/01 @ 101
     7.000%, 07/01/05                      250         275
   Philadelphia United Hospitals
     Project, RB (A) Pre-Refunded @ 100
     10.875%, 07/01/05                     890       1,154
   Philadelphia Water & Sewer
     Authority, Ser 10, RB (C)
     7.350%, 09/01/04                    5,480       6,247
   Philadelphia Hospital, Thomas
     Jefferson University, RB (C)
     7.000%, 07/01/08                       55          61
   Pittsburgh Parking Authority,
     Ser 92-A, RB, FGIC
     Callable 12/01/02 @ 102
     5.750%, 12/01/05                      500         528
   Pittsburgh Stadium Authority,
     Lease Revenue, RB (C)
     6.500%, 04/01/11                    1,075       1,192
   Pittsburgh Urban Redevelopment
     Authority, Mortgage Revenue,
     Ser 96 C, AMT, RB
     5.700%, 10/01/05                      240         247
   Pittsburgh Urban Redevelopment
     Authority, Mortgage Revenue,
     Ser 96 D, RB
     5.900%, 04/01/08                      285         296
     5.900%, 10/01/08                      290         302
     6.000%, 10/01/09                      310         324
     6.100%, 10/01/10                      330         344
   Pittsburgh Urban Redevelopment
     Authority, Home Improvement
     Loans, RB, FHA
     Callable 02/01/98 @ 102
     7.125%, 08/01/04                      755         774



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Pittsburgh Urban Redevelopment
     Authority, Mortgage Revenue,
     Ser A, RB, Subject to AMT
     5.750%, 10/01/10                  $    55      $   55
   Pittsburgh Urban Redevelopment
     Authority, Ser B, RB
     Callable 04/01/01 @ 102
     6.700%, 04/01/10                       30          31
     5.700%, 10/01/11                      110         110
   Pittsburgh Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser A, RB (B)
     5.750%, 12/01/06                    1,980       2,054
   Pittsburgh Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser B, RB (B)
     5.750%, 03/15/06                    1,185       1,229
   Pittsburgh, GO (C)
     9.125%, 03/01/04                       45          54
   Pittsburgh Water and Sewer
     Authority, RB, FGIC (B) (C)
     7.625%, 09/01/04                      100         115
   Pocono Mountain School District,
     GO, MBIA Insured (C)
     9.200%, 03/01/06                       80         105
   Potter County Hospital Authority,
     Charles Cole Memorial, Asset
     Guaranty Insured, RB
     4.750%, 08/01/99                      260         260
     4.850%, 08/01/00                      270         271
     5.100%, 08/01/02                      290         293
     5.200%, 08/01/03                      245         248
     5.300%, 08/01/04                      325         330
     5.400%, 08/01/05                      320         326
     5.500%, 08/01/06                      160         164
   Pottsville Hospital Authority,
     Hospital & Warner Clinic, RB
     6.400%, 07/01/03                      930         973
   Quakertown Hospital Authority,
     Community Hospital, RB (C)
     7.125%, 01/01/11                       40          43
   Robinson Township Water
     Authority, RB (C)
     5.625%, 05/01/06                       37          39
   Sayre Health Facilities Authority,
     Guthrie Health Care, Ser 91-A,
     RB, AMBAC
     6.800%, 03/01/03                    1,000       1,089

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Scranton Lackawanna Health &
     Welfare Authority, Community
     Medical Center, RB, FGIC
     7.000%, 07/01/99                  $   250     $   262
   Scranton Lackawanna Health &
     Welfare Authority, RB, BIGI
     7.250%, 07/01/99                      535         559
   Scranton Lackawanna Health &
     Welfare Authority, Moses Taylor
     Hospital, RB (C)
     6.625%, 07/01/09                      520         573
   Scranton Lackawanna Health &
     Welfare Authority, Moses
     Taylor Hospital, RB
     5.550%, 07/01/04                      955         962
     5.650%, 07/01/05                    1,000       1,008
     6.000%, 07/01/09                      940         954
   Shaler School District, RB (C)
     6.250%, 04/15/08                       70          75
   Shaler Township, GO (C)
     6.400%, 08/01/01                       25          26
   South Side Area School District,
     Ser 91, GO, AMBAC Insured (A)
     Pre-Refunded @ 100
     6.550%, 04/15/98                      260         264
   Southeastern Greene School
     District, GO (C)
     9.375%, 07/01/03                      155         179
   Steel Valley School District, GO (C)
     6.250%, 11/01/06                       85          91
   Susquehanna Township Sewer
     Authority, RB (C)
     6.000%, 11/15/13                       35          39
   Swissvale Area School District, GO (C)
     6.300%, 12/01/03                       65          71
   University Area Joint Authority,
     Sewer Revenue, Ser 90, RB,
     MBIA Insured (A)
     Pre-Refunded @ 101
     7.000%, 09/01/00                      750         813
   Upper Allegheny Joint Sanitation
     Authority, RB, AMBAC Insured (C)
     9.000%, 09/01/00                      130         145
   Upper Allen Township Sewer
     Authority, RB (C)
     5.750%, 04/01/13                       90          93
   Upper Gwynedd-Towamencin
     Sewer Authority, RB, MBIA
     Insured (C)
     5.850%, 10/15/06                       30          31

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


PENNSYLVANIA MUNICIPAL PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Upper Perkiomen School
     District, GO (C)
     6.000%, 05/01/04                   $   35     $    37
   Upper St. Clair Township, School
     Building Revenue Authority,
     RB (A) Pre-Refunded @ 100
     6.625%, 05/15/06                      165         186
   Washington County Hospital
     Authority, Shadyside Project,
     Ser 92, RB, AMBAC
     Callable 12/15/02 @ 102
     5.875%, 12/15/04                    1,000       1,069
   Westmoreland County Industrial
     Development Authority, Henry
     Clay Frick Hospital, RB
     7.000%, 12/01/05                      765         768
   Westmoreland County Industrial
     Development Authority, Hospital
     Revenue, Ser 92-A, RB,
     AMBAC Insured
     5.900%, 07/01/05                      595         634
   Westmoreland County Industrial
     Development Authority, Hospital
     Revenue, Ser 99-A, RB,
     AMBAC Insured
     5.800%, 07/01/04                      565         598
   Westmoreland County Municipal
     Authority, Special Obligation (C)
     9.125%, 07/01/10                       20          24
   Wilkes-Barre General Municipal
     Authority, Misericordia College
     Revenue, RB
     7.750%, 12/01/12                    1,955       2,080
   Windber Area Authority, Hospital
     Revenue, RB, FHA Insured (B),
     Pre-Refunded 08/01/05 @ 102
     5.900%, 02/01/10                      355         389
   Wyoming County Hospital Authority,
     Tyler Memorial, RB (C)
     7.400%, 01/01/05                      100         110
   Wyoming Valley Sanitation
     Authority, RB (C)
     5.125%, 07/01/07                       50          50
   York County Hospital Authority,
     Lutheran Social Services, RB
     5.400%, 04/01/04                      500         503
     5.600%, 04/01/05                      500         504
     5.800%, 04/01/06                      500         504
   York Township Water & Sewer
     Authority, RB (C)
     5.900%, 08/01/13                       40          43
                                                  --------
                                                    95,963
                                                  --------
Total Municipal Bonds
   (Cost $94,659)                                   95,963
                                                  --------

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 1.2%
   Provident Money Market                 $514       $ 514
   Vanguard Pennsylvania
     Tax Free Money Market Fund            696         696
                                                  --------
                                                     1,210
                                                  --------
Total Cash Equivalents
   (Cost $1,210)                                     1,210
                                                  --------
Total Investments -- 99.1%
   (Cost $94,659)                                   97,173
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- 0.9%               906
                                                  --------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   9,274,177 outstanding shares of
   beneficial interest                              95,226
Undistributed net
   investment income                                     8
Accumulated net realized gain
   on investments                                      330
Net unrealized appreciation
   on investments                                    2,515
                                                  --------
TOTAL NET ASSETS -- 100.0%                         $98,079
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A          $  10.58
                                                  ========
AMBAC     AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT       ALTERNATIVE MINIMUM TAX
BIGI      BOND INVESTORS GUARANTY INSURANCE CORPORATION
CGIC      CAPITAL GUARANTY INSURANCE CORPORATION
COP       CERTIFICATE OF PARTICIPATION
FGIC      FINANCIAL GUARANTY INSURANCE CORPORATION
FHA       FEDERAL HOUSING AGENCY
FNMA      FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA       FINANCIAL SECURITY ASSURANCE
GO        GENERAL OBLIGATION
MBIA      MUNICIPAL BOND INSURANCE ASSOCIATION
RB        REVENUE BOND
SER       SERIES
(A) PRE-REFUNDED SECURITY--THE MATURITY DATE SHOWN ON THE STATEMENT OF NET ASSETS IS THE PRE-REFUNDED DATE.
(B) SECURITY IS HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(C) SECURITY IS ESCROWED TO MATURITY.


STATEMENT OF OPERATIONS (000)
====================================================================================================================================
SEI TAX EXEMPT TRUST -- FOR THE YEAR ENDED AUGUST 31, 1997

                                                        -------------         ----------------      ---------------
                                                                                 CALIFORNIA
                                                                                     TAX             INSTITUTIONAL
                                                          TAX FREE                 EXEMPT              TAX FREE
                                                          PORTFOLIO               PORTFOLIO            PORTFOLIO
                                                        -------------         ----------------      ----------------
INVESTMENT INCOME:
   Interest Income                                         $14,658                $15,458               $36,706
                                                           -------                -------               -------
EXPENSES:
   Management Fees                                           1,420                  1,006                 3,552
   Waiver of Management Fees                                    --                   (158)               (1,080)
   Investment Advisory Fees                                    153                    170                   384
   Waiver of Investment Advisory Fees                           --                     --                    --
   Custodian/Wire Agent Fees                                    43                     47                   109
   Professional Fees                                            24                     24                    43
   Pricing Fees                                                  6                      6                    15
   Registration Fees                                            41                     72                   110
   Trustee Fees                                                 11                     12                    31
   Shareholder Servicing Fees (1)                              987                  3,042                 2,498
   Shareholder Servicing Fee Waivers                          (952)                (1,097)               (2,402)
   Printing Fees                                                30                     33                    70
   Insurance Fees                                                4                      4                     9
   Other Expenses                                                9                      9                    16
                                                           -------                -------               -------
   Total Expenses                                            1,776                  3,170                 3,355
                                                           -------                -------               -------
NET INVESTMENT INCOME                                       12,882                 12,288                33,351
                                                           -------                -------               -------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS
   Net Realized Gain on Investments                             (3)                    --                    (4)
   Net Change in Unrealized Appreciation
     of Investments                                             --                     --                    --
                                                           -------                -------               -------
   Net Realized and Unrealized Gain (Loss)
     on Investments                                             (3)                    --                    (4)
                                                           -------                -------               -------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                              $12,879                $12,288               $33,347
                                                           =======                =======               =======

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




                          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS (000) (concluded)
===========================================================================================================================
SEI TAX EXEMPT TRUST -- FOR THE YEAR ENDED AUGUST 31, 1997

                                                        -------------         ----------------      ---------------
                                                                                INTERMEDIATE-
                                                        PENNSYLVANIA                TERM              PENNSYLVANIA
                                                          TAX FREE                MUNICIPAL             MUNICIPAL
                                                          PORTFOLIO               PORTFOLIO             PORTFOLIO
                                                        -------------         ----------------      ---------------
INVESTMENT INCOME:
   Interest Income                                         $ 1,396                $ 9,666               $ 5,406
                                                           -------                -------               -------
EXPENSES:
   Management Fees                                             136                    452                   340
   Waiver of Management Fees                                   (43)                   (40)                 (140)
   Investment Advisory Fees                                     15                    622                   195
   Waiver of Investment Advisory Fees                           --                     --                    --
   Custodian/Wire Agent Fees                                     5                     17                    14
   Professional Fees                                             8                     11                     9
   Pricing Fees                                                 --                     20                    15
   Registration Fees                                             6                     27                    10
   Trustee Fees                                                  1                      4                     3
   Shareholder Servicing Fees (1)                               95                    471                   243
   Shareholder Servicing Fee Waivers                           (95)                  (471)                 (243)
   Printing Fees                                                 3                     11                     9
   Insurance Fees                                               --                      1                     1
   Other Expenses                                                2                      4                     2
                                                           -------                -------               -------
   Total Expenses                                              133                  1,129                   458
                                                           -------                -------               -------
NET INVESTMENT INCOME                                        1,263                  8,537                 4,948
                                                           -------                -------               -------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS
   Net Realized Gain on Investments                             --                    267                   378
   Net Change in Unrealized Appreciation
     of Investments                                             --                  5,042                 2,274
                                                           -------                -------               -------
   Net Realized and Unrealized Gain (Loss)
     on Investments                                             --                  5,309                 2,652
                                                           -------                -------               -------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                              $ 1,263                $13,846               $ 7,600
                                                           =======                =======               =======

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


STATEMENT OF CHANGES IN NET ASSETS (000)
====================================================================================================================================
SEI TAX EXEMPT TRUST -- FOR THE YEAR ENDED AUGUST 31, 1997


                                              ----------------------     --------------------   --------------------
                                                                                                    INSTITUTIONAL
                                                      TAX                    CALIFORNIA                  TAX
                                                      FREE                   TAX EXEMPT                 FREE
                                                    PORTFOLIO                 PORTFOLIO               PORTFOLIO
                                              ----------------------     --------------------   --------------------
                                                 1997         1996         1997       1996         1997       1996
                                              ----------  ----------     --------   --------    ---------- ----------
INVESTMENT ACTIVITIES:
   Net Investment Income                      $   12,882  $   11,520     $ 12,288   $ 11,164    $   33,351 $   28,462
   Net Realized Gain (Loss) on Investments            (3)         18           --         (5)           (4)        39
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments                    --          --           --         --            --         --
                                              ----------  ----------     --------   --------    ---------- ----------
   Net Increase in Net Assets Resulting
     from Operations                              12,879      11,538       12,288     11,159        33,347     28,501
                                              ----------  ----------     --------   --------    ---------- ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                     (12,895)    (11,513)      (1,562)    (1,471)      (32,434)   (27,624)
     Class B                                          --          --           --         --          (575)      (596)
     Class C                                          --          --           --         --          (227)      (248)
     Class D                                          --          (4)          --         --            --         --
     Class G (1)                                      --          --      (10,684)    (9,727)           --         --
   Net Capital Gains
     Class A                                          --          --           --         --           (42)        --
     Class B                                          --          --           --         --            (1)        --
                                              ----------  ----------     --------   --------    ---------- ----------
     Total Distributions                         (12,895)    (11,517)     (12,246)   (11,198)      (33,279)   (28,468)
                                              ----------  ----------     --------   --------    ---------- ----------
TRANSACTIONS (2):
   Class A:
     Proceeds from Shares Issued               1,929,474   1,426,417      378,414    232,581     5,109,226  4,958,411
     Reinvestment of Cash Distributions            1,321         357           63         55           547        776
     Cost of Shares Redeemed                  (1,839,669) (1,464,041)    (371,901)  (218,860)   (4,945,279)(4,912,703)
                                              ----------  ----------     --------   --------    ---------- ----------
     Total Class A Share Transactions             91,126     (37,267)       6,576     13,776       164,494     46,484
                                              ----------  ----------     --------   --------    ---------- ----------
   Class B:
     Proceeds from Shares Issued                      --          --           --         --        74,602     69,063
     Reinvestment of Cash Distributions               --          --           --         --            73         58
     Cost of Shares Redeemed                          --          --           --         --       (54,051)   (70,053)
                                              ----------  ----------     --------   --------    ---------- ----------
     Total Class B Share Transactions                 --          --           --         --        20,624       (932)
                                              ----------  ----------     --------   --------    ---------- ----------
   Class C:
     Proceeds from Shares Issued                      --          --           --         --        66,525     82,543
     Reinvestment of Cash Distributions               --          --           --         --            --        --
     Cost of Shares Redeemed                          --          --           --         --       (76,352)   (63,337)
                                              ----------  ----------     --------   --------    ---------- ----------
     Total Class C Share Transactions                 --          --           --         --        (9,827)    19,206
                                              ----------  ----------     --------   --------    ---------- ----------
   Class D (3):
     Proceeds from Shares Issued                       1       1,615           --         --            --         --
     Reinvestment of Cash Distributions               --          --           --         --            --         --
     Cost of Shares Redeemed                          (6)     (1,881)          --         --            --         --
                                              ----------  ----------     --------   --------    ---------- ----------
     Total Class D Share Transactions                 (5)       (266)          --         --            --         --
                                              ----------  ----------     --------   --------    ---------- ----------
   Class G (1):
     Proceeds from Shares Issued                      --          --      817,088    744,985            --         --
     Reinvestment of Cash Distributions               --          --        9,680      8,087            --         --
     Cost of Shares Redeemed                          --          --     (765,343)  (730,352)           --         --
                                              ----------  ----------     --------   --------    ---------- ----------
     Total Class G Share Transactions                 --          --       61,425     22,720            --         --
                                              ----------  ----------     --------   --------    ---------- ----------
   Increase (Decrease) in Net Assets
     from Share Transactions                      91,121     (37,533)      68,001     36,496       175,291     64,758
                                              ----------  ----------     --------   --------    ---------- ----------
   Total Increase (Decrease) in Net Assets        91,105     (37,512)      68,043     36,457       175,359     64,791
                                              ----------  ----------     --------   --------    ---------- ----------
NET ASSETS:
   Beginning of period                           339,912     377,424      395,413    358,956       868,752    803,961
                                              ----------  ----------     --------   --------    ---------- ----------
   End of period                              $  431,017  $  339,912     $463,456   $395,413    $1,044,111 $  868,752
                                              ==========  ==========     ========   ========    ========== ==========

 1. ON MAY 1, 1996, THE CALIFORNIA TAX EXEMPT PORTFOLIO CLASS C SHARES WERE REDESIGNATED CLASS G SHARES.
 2. FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 9 IN  THE  NOTES  TO  THE   FINANCIAL   STATEMENTS.
 3. ON  JUNE  30, 1996, INTERMEDIATE-TERM MUNICIPAL PORTFOLIO CLASS D CLOSED.

 AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS (000) (concluded)
====================================================================================================================================
SEI TAX EXEMPT TRUST -- FOR THE YEAR ENDED AUGUST 31, 1997

                                              ----------------------     --------------------   --------------------
                                                     PENNSYLVANIA             INTERMEDIATE-
                                                          TAX                     TERM               PENNSYLVANIA
                                                         FREE                   MUNICIPAL             MUNICIPAL
                                                       PORTFOLIO                PORTFOLIO             PORTFOLIO
                                              ----------------------     --------------------   --------------------
                                                 1997        1996          1997       1996         1997       1996
                                              ----------  ----------     --------   --------    ---------- ----------
INVESTMENT ACTIVITIES:
   Net Investment Income                      $    1,263  $    1,014     $  8,537   $  4,964     $   4,948   $  5,237
   Net Realized Gain (Loss) on Investments            --         (14)         267      1,014           378      2,349
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments                    --          --        5,042     (1,920)        2,274     (3,618)
                                               ---------   ---------     --------   --------     ---------   --------
   Net Increase in Net Assets Resulting
     from Operations                               1,263       1,000       13,846      4,058         7,600      3,968
                                               ---------   ---------     --------   --------     ---------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                      (1,267)     (1,013)      (8,535)    (5,335)       (4,941)    (5,686)
     Class B                                          --          --           --         --            --         --
     Class C                                          --          --           --         --            --         --
     Class D                                          --          --           --        (17)           --         --
     Class G (1)                                      --          --           --         --            --         --
   Net Capital Gains
     Class A                                          --          --           --         --        (1,769)        --
     Class B                                          --          --           --         --            --         --
                                               ---------   ---------     --------   --------     ---------   --------
     Total Distributions                          (1,267)     (1,013)      (8,535)    (5,352)       (6,710)    (5,686)
                                               ---------   ---------     --------   --------     ---------   --------
TRANSACTIONS (2):
   Class A:
     Proceeds from Shares Issued                 244,606     209,781      163,672     73,397        21,575     14,469
     Reinvestment of Cash Distributions               42          60        4,353      1,360           569        171
     Cost of Shares Redeemed                    (238,052)   (192,915)     (48,661)   (34,549)      (22,183)   (19,788)
                                               ---------   ---------     --------   --------     ---------   --------
     Total Class A Share Transactions              6,596      16,926      119,364     40,208           (39)    (5,148)
                                               ---------   ---------     --------   --------     ---------   --------
   Class B:
     Proceeds from Shares Issued                      --          --           --         --            --         --
     Reinvestment of Cash Distributions               --          --           --         --            --         --
     Cost of Shares Redeemed                          --          --           --         --            --         --
                                               ---------   ---------     --------   --------     ---------   --------
     Total Class B Share Transactions                 --          --           --         --            --         --
                                               ---------   ---------     --------   --------     ---------   --------
   Class C:
     Proceeds from Shares Issued                      --          --           --         --            --         --
     Reinvestment of Cash Distributions               --          --           --         --            --         --
     Cost of Shares Redeemed                          --          --           --         --            --         --
                                               ---------   ---------     --------   --------     ---------   --------
     Total Class C Share Transactions                 --          --           --         --            --         --
                                               ---------   ---------     --------   --------     ---------   --------
   Class D (3):
     Proceeds from Shares Issued                      --          --           --          1            --         --
     Reinvestment of Cash Distributions               --          --           --         11            --         --
     Cost of Shares Redeemed                          --          --           --       (586)           --         --
                                               ---------   ---------     --------   --------     ---------   --------
     Total Class D Share Transactions                 --          --           --       (574)           --         --
                                               ---------   ---------     --------   --------     ---------   --------
   Class G (1):
     Proceeds from Shares Issued                      --          --           --         --            --         --
     Reinvestment of Cash Distributions               --          --           --         --            --         --
     Cost of Shares Redeemed                          --          --           --         --            --         --
                                               ---------   ---------     --------   --------     ---------   --------
     Total Class G Share Transactions                 --          --           --         --            --         --
                                               ---------   ---------     --------   --------     ---------   --------
   Increase (Decrease) in Net Assets
     from Share Transactions                       6,596      16,926      119,364     39,634           (39)    (5,148)
                                               ---------   ---------     --------   --------     ---------   --------
   Total Increase (Decrease) in Net Assets         6,592      16,913      124,675     38,340           851     (6,866)
                                               ---------   ---------     --------   --------     ---------   --------
NET ASSETS:
   Beginning of period                            42,971      26,058      134,563     96,223        97,228    104,094
                                               ---------   ---------     --------   --------     ---------   --------
   End of period                               $  49,563   $  42,971     $259,238   $134,563     $  98,079   $ 97,228
                                               =========   =========     ========   ========     =========   ========

   1. ON MAY 1, 1996, THE CALIFORNIA TAX EXEMPT PORTFOLIO CLASS C SHARES WERE REDESIGNATED CLASS G SHARES.
   2. FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 9 IN THE NOTES TO THE FINANCIAL STATEMENTS.
   3. ON JUNE 30, 1996, INTERMEDIATE-TERM MUNICIPAL PORTFOLIO CLASS D CLOSED.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
====================================================================================================================================
SEI TAX EXEMPT TRUST


FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR



                                                                NET REALIZED                                              RATIO
                     INVESTMENT                                      AND                                               OF EXPENSES
             NET     ACTIVITIES           DISTRIBUTIONS           UNREALIZED                                            TO AVERAGE
            ASSET    ---------   ------------------------------ GAIN (LOSS)ON     NET                NET      RATIO OF  NET ASSETS
            VALUE,      NET        NET        NET               INVESTMENTS   ASSET VALUE,      ASSETS, END  EXPENSES   EXCLUDING
          BEGINNING INVESTMENT INVESTMENT  REALIZED   TOTAL     AND CAPITAL      END      TOTAL  OF PERIOD  TO AVERAGE    FEE
          OF PERIOD   INCOME     INCOME      GAIN DISTRIBUTIONS TRANSACTIONS  OF PERIOD   RETURN   (000)    NET ASSETS  WAIVERS
----------------------------------------------------------------------------------------------------------------------------------

------------------
TAX FREE PORTFOLIO
------------------
  CLASS A
  FOR THE YEARS ENDED AUGUST 31,:
  1997      $1.00    $0.033    $(0.033)        --    $(0.033)         --        $1.00     3.31%   $431,016     0.45%     0.69%
  1996       1.00     0.033     (0.033)        --     (0.033)         --         1.00     3.35%    339,906     0.45%     0.50%
  1995       1.00     0.034     (0.034)        --     (0.034)         --         1.00     3.48%    377,152     0.45%     0.51%
  1994       1.00     0.022     (0.022)        --     (0.022)         --         1.00     2.20%    358,299     0.45%     0.53%
  1993       1.00     0.022     (0.023)        --     (0.023)         --         1.00     2.29%    414,975     0.45%     0.53%
  1992       1.00     0.033     (0.033)        --     (0.033)         --         1.00     3.32%    293,982     0.45%     0.55%
  1991       1.00     0.047     (0.047)        --     (0.047)         --         1.00     4.81%    343,300     0.37%     0.55%
  1990 (1)   1.00     0.032     (0.032)        --     (0.032)         --         1.00     3.20%+   356,814     0.45%*    0.56%*
  FOR THE YEARS ENDED JANUARY 31,:
  1990      $1.00    $0.059    $(0.059)        --    $(0.059)         --        $1.00     5.97%   $464,389     0.54%     0.59%
  1989       1.00     0.049     (0.049)        --     (0.049)         --         1.00     4.98%    790,629     0.46%     0.58%
  1988       1.00     0.042     (0.042)        --     (0.042)         --         1.00     4.34%    938,484     0.53%     0.54%
  1987       1.00     0.041     (0.041)        --     (0.041)         --         1.00     4.31%  1,143,083     0.56%     0.56%
  1986       1.00     0.051     (0.051)        --     (0.051)         --         1.00     5.21%    503,891     0.57%     0.57%
  1985       1.00     0.058     (0.058)        --     (0.058)         --         1.00     5.86%    263,325     0.58%     0.60%
  CLASS D
  FOR THE YEARS ENDED AUGUST 31,:
  1997      $1.00    $0.028    $(0.028)        --    $(0.028)         --        $1.00     2.86%$         1     0.74%     0.74%
  1996       1.00     0.030     (0.030)        --     (0.030)         --         1.00     2.99%          6     0.80%     0.88%
  1995 (2)   1.00     0.026     (0.026)        --     (0.026)         --         1.00     2.68%+       272     0.80%*    0.86%*

-------------------------------
CALIFORNIA TAX EXEMPT PORTFOLIO
-------------------------------

  CLASS A
  FOR THE YEARS ENDED AUGUST 31,:
  1997      $1.00    $0.033    $(0.033)        --    $(0.033)         --        $1.00     3.30%    $51,314     0.28%     0.57%
  1996       1.00     0.034     (0.034)        --     (0.034)         --         1.00     3.41%     44,729     0.28%     0.36%
  1995       1.00     0.033     (0.033)        --     (0.033)         --         1.00     3.49%     30,921     0.28%     0.42%
  1994       1.00     0.023     (0.023)        --     (0.023)         --         1.00     2.32%     32,015     0.27%     0.38%
  1993       1.00     0.024     (0.024)        --     (0.024)         --         1.00     2.41%    540,285     0.28%     0.37%
  1992       1.00     0.034     (0.034)        --     (0.034)         --         1.00     3.44%    445,936     0.28%     0.38%
  1991       1.00     0.047     (0.047)        --     (0.047)         --         1.00     4.92%    376,653     0.28%     0.40%
  1990 (3)   1.00     0.016     (0.016)        --     (0.016)         --         1.00     1.81%+   275,095     0.28%     0.51%
  CLASS G***
  FOR THE YEARS ENDED AUGUST 31,:
  1997      $1.00    $0.028    $(0.028)        --    $(0.028)         --        $1.00     2.79%   $412,142     0.78%     1.06%
  1996       1.00     0.028     (0.028)        --     (0.028)         --         1.00     2.90%    350,684     0.78%     0.86%
  1995       1.00     0.029     (0.029)        --     (0.029)         --         1.00     2.97%    328,035     0.78%     0.93%
  1994 (4)   1.00     0.006     (0.006)        --     (0.006)         --         1.00     2.14%*   318,122     0.67%*    0.87%*






                        RATIO OF
                          NET
                      INVESTMENT
            RATIO OF   INCOME TO
               NET      AVERAGE
           INVESTMENT  NET ASSETS
            INCOME TO  EXCLUDING  PORTFOLIO
             AVERAGE      FEE      TURNOVER
            NET ASSETS  WAIVERS     RATE
------------------------------------------------------------------------------------------------------------------------------------

------------------
TAX FREE PORTFOLIO
------------------
  CLASS A
  FOR THE YEARS ENDED AUGUST 31,:
  1997        3.26%      3.02%        --
  1996        3.30%      3.25%        --
  1995        3.43%      3.37%        --
  1994        2.17%      2.09%        --
  1993        2.24%      2.16%        --
  1992        3.30%      3.20%        --
  1991        4.70%      4.52%        --
  1990 (1)    5.46%*     5.35%*       --
  FOR THE YEARS ENDED JANUARY 31,:
  1990        5.90%      5.85%        --
  1989        4.90%      4.78%        --
  1988        4.20%      4.19%        --
  1987        4.10%      4.10%        --
  1986        5.10%      5.10%        --
  1985        5.80%      5.78%        --
  CLASS D
  FOR THE YEARS ENDED AUGUST 31,:
  1997        3.04%      3.04%        --
  1996        3.18%      3.10%        --
  1995 (2)    3.13%*     3.07%*       --

-------------------------------
CALIFORNIA TAX EXEMPT PORTFOLIO
-------------------------------

  CLASS A
  FOR THE YEARS ENDED AUGUST 31,:
  1997        3.26%      2.97%        --
  1996        3.33%      3.25%        --
  1995        3.43%      3.29%        --
  1994        2.28%      2.17%        --
  1993        2.37%      2.28%        --
  1992        3.34%      3.24%        --
  1991        4.74%      4.62%        --
  1990 (3)    5.27%      5.04%        --
  CLASS G***
  FOR THE YEARS ENDED AUGUST 31,:
  1997        2.75%      2.47%        --
  1996        2.84%      2.76%        --
  1995        2.93%      2.78%        --
  1994 (4)    2.06%*     1.86%*       --



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS (concluded)
====================================================================================================================================
SEI TAX EXEMPT TRUST


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD OR YEAR


                                                                  NET REALIZED                                              RATIO
                       INVESTMENT                                      AND                                               OF EXPENSES
               NET     ACTIVITIES           DISTRIBUTIONS           UNREALIZED                                            TO AVERAGE
              ASSET    ---------   ------------------------------ GAIN (LOSS)ON     NET                NET      RATIO OF  NET ASSETS
              VALUE,      NET        NET        NET               INVESTMENTS   ASSET VALUE,      ASSETS, END  EXPENSES   EXCLUDING
            BEGINNING INVESTMENT INVESTMENT  REALIZED   TOTAL     AND CAPITAL      END      TOTAL  OF PERIOD  TO AVERAGE    FEE
            OF PERIOD   INCOME     INCOME      GAIN DISTRIBUTIONS TRANSACTIONS  OF PERIOD   RETURN   (000)    NET ASSETS  WAIVERS
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------
INSTITUTIONAL TAX FREE PORTFOLIO
--------------------------------

  CLASS A
  FOR THE YEARS ENDED AUGUST 31,:
  1997        $1.00    $0.034     $(0.034)      --     $(0.034)       --         $1.00      3.44%  $999,946      0.33%     0.69%
  1996         1.00     0.035      (0.035)      --      (0.035)       --          1.00      3.52%   835,388      0.33%     0.49%
  1995         1.00     0.036      (0.036)      --      (0.036)       --          1.00      3.70%   788,877      0.33%     0.52%
  1994         1.00     0.025      (0.025)      --      (0.025)       --          1.00      2.51%   835,516      0.33%     0.50%
  1993         1.00     0.026      (0.026)      --      (0.026)       --          1.00      2.59%   763,040      0.33%     0.49%
  1992         1.00     0.036      (0.036)      --      (0.036)       --          1.00      3.66%   623,689      0.33%     0.51%
  1991         1.00     0.049      (0.049)      --      (0.049)       --          1.00      5.20%   448,390      0.33%     0.53%
  1990 (1)     1.00     0.033      (0.033)      --      (0.033)       --          1.00      3.32%+  226,658      0.33%*    0.56%*
  FOR THE YEARS ENDED JANUARY 31,:
  1990        $1.00    $0.059     $(0.059)      --     $(0.059)       --         $1.00      6.11%  $177,342      0.52%     0.60%
  1989         1.00     0.048      (0.048)      --      (0.048)       --          1.00      5.05%    99,774      0.55%     0.57%
  1988         1.00     0.042      (0.042)      --      (0.042)       --          1.00      4.28%   223,653      0.55%     0.56%
  1987         1.00     0.041      (0.041)      --      (0.041)       --          1.00      4.23%   255,147      0.55%     0.56%
  1986         1.00     0.050      (0.050)      --      (0.050)       --          1.00      5.11%   198,761      0.57%     0.57%
  1985         1.00     0.056      (0.056)      --      (0.056)       --          1.00      5.71%   162,676      0.57%     0.59%
  CLASS B
  FOR THE YEARS ENDED AUGUST 31,:
  1997        $1.00    $0.031     $(0.031)      --     $(0.031)       --         $1.00      3.13%   $34,783      0.63%     0.73%
  1996         1.00     0.032      (0.032)      --      (0.032)       --          1.00      3.21%    14,156      0.63%     0.80%
  1995         1.00     0.033      (0.033)      --      (0.033)       --          1.00      3.39%    15,084      0.63%     0.82%
  1994         1.00     0.022      (0.022)      --      (0.022)       --          1.00      2.21%    21,725      0.63%     0.81%
  1993         1.00     0.023      (0.023)      --      (0.023)       --          1.00      2.29%     3,040      0.63%     0.79%
  1992         1.00     0.033      (0.033)      --      (0.033)       --          1.00      3.35%       686      0.63%     0.81%
  1991 (5)     1.00     0.038      (0.038)      --      (0.038)       --          1.00      3.89%+    1,515      0.63%*    0.84%*
  CLASS C
  FOR THE YEAR ENDED AUGUST 31,:
  1997        $1.00    $0.029     $(0.029)      --     $(0.029)       --         $1.00      2.93%$     9,382     0.83%     0.95%
  1996 (6)     1.00     0.029      (0.029)      --      (0.029)       --          1.00      2.92%+    19,208     0.83%*    0.96%*


-------------------------------
PENNSYLVANIA TAX FREE PORTFOLIO
-------------------------------

  CLASS A
  FOR THE YEARS ENDED AUGUST 31,:
  1997        $1.00    $0.033    $(0.033)       --     $(0.033)       --         $1.00      3.39%  $  49,563     0.35%     0.71%
  1996         1.00     0.034     (0.034)       --      (0.034)       --          1.00      3.40%     42,971     0.35%     0.49%
  1995         1.00     0.035     (0.035)       --      (0.035)       --          1.00      3.60%     26,058     0.35%     0.51%
  1994 (7)     1.00     0.014     (0.014)       --      (0.014)       --          1.00      2.37%*    18,712     0.35%*    0.65%*


-------------------------------------
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
-------------------------------------

  CLASS A
  FOR THE YEARS ENDED AUGUST 31,:
  1997       $10.45    $0.48     $(0.48)        --     $(0.48)      $0.32        $10.77     7.93%   $259,238     0.60%     0.88%
  1996        10.59     0.49      (0.53)        --      (0.53)      (0.10)        10.45     3.76%    134,563     0.59%     0.66%
  1995        10.36     0.52      (0.52)        --      (0.52)       0.23         10.59     7.53%     95,675     0.55%     0.72%
  1994        10.84     0.49      (0.49)     $(0.06)    (0.55)      (0.42)        10.36     0.65%    127,509     0.53%     0.71%
  1993        10.49     0.49      (0.50)      (0.02)    (0.52)       0.38         10.84     8.62%    122,649     0.55%     0.69%
  1992        10.20     0.56      (0.54)      (0.01)    (0.55)       0.28         10.49     8.56%     63,210     0.55%     0.71%
  1991         9.98     0.61      (0.63)        --      (0.63)       0.24         10.20     8.82%     36,699     0.55%     0.78%
  1990 (1)    10.01     0.38      (0.37)        --      (0.37)      (0.04)         9.98     3.44%+    12,781     0.55%*    0.90%*
  FOR THE YEAR ENDED JANUARY 31,:
  1990 (8)   $10.00    $0.21     $(0.16)    $(0.002)   $(0.16)     $(0.04)       $10.01     1.72%+  $  9,106     0.56%*    1.36%*

                          RATIO OF
                            NET
                         INVESTMENT
              RATIO OF    INCOME TO
                NET       AVERAGE
             INVESTMENT  NET ASSETS
              INCOME TO   EXCLUDING  PORTFOLIO
              AVERAGE       FEE      TURNOVER
             NET ASSETS    WAIVERS     RATE
-------------------------------------------------------------------------------


--------------------------------
INSTITUTIONAL TAX FREE PORTFOLIO
--------------------------------

  CLASS A
  FOR THE YEARS ENDED AUGUST 31,:
  1997           3.39%       3.03%       --
  1996           3.46%       3.30%       --
  1995           3.64%       3.45%       --
  1994           2.48%       2.31%       --
  1993           2.55%       2.39%       --
  1992           3.54%       3.36%       --
  1991           4.91%       4.71%       --
  1990 (1)       5.64%*      5.41%*      --
  FOR THE YEARS ENDED JANUARY 31,:
  1990           5.90%       5.82%       --
  1989           4.80%       4.78%       --
  1988           4.20%       4.19%       --
  1987           4.10%       4.09%       --
  1986           5.00%       5.00%       --
  1985           5.60%       5.58%       --
  CLASS B
  FOR THE YEARS ENDED AUGUST 31,:
  1997           3.10%       3.00%       --
  1996           3.16%       2.99%       --
  1995           3.32%       3.13%       --
  1994           2.31%       2.13%       --
  1993           2.22%       2.06%       --
  1992           3.22%       3.04%       --
  1991 (5)       4.34%*      4.13%*      --
  CLASS C
  FOR THE YEAR ENDED AUGUST 31,:
  1997           2.85%       2.73%       --
  1996 (6)       2.89%*      2.76%*      --


-------------------------------
PENNSYLVANIA TAX FREE PORTFOLIO
-------------------------------

  CLASS A
  FOR THE YEARS ENDED AUGUST 31,:
  1997           3.33%       2.97%       --
  1996           3.33%       3.19%       --
  1995           3.54%       3.38%       --
  1994 (7)       2.37%*      2.07%*      --


-------------------------------------
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
-------------------------------------

  CLASS A
  FOR THE YEARS ENDED AUGUST 31,:
  1997          4.53%       4.25%    16.02%
  1996          4.66%       4.59%    40.66%
  1995          4.96%       4.79%    36.05%
  1994          4.65%       4.47%    58.39%
  1993          4.79%       4.65%    63.04%
  1992          5.56%       5.40%    61.56%
  1991          6.18%       5.95%   111.82%
  1990 (1)      6.63%*      6.28%*   63.45%
  FOR THE YEAR ENDED JANUARY 31,:
  1990 (8)      5.80%*      5.00%*  352.00%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


====================================================================================================================================



                                                                  NET REALIZED                                              RATIO
                       INVESTMENT                                      AND                                               OF EXPENSES
               NET     ACTIVITIES           DISTRIBUTIONS           UNREALIZED                                            TO AVERAGE
              ASSET    ---------   ------------------------------ GAIN (LOSS)ON     NET               NET      RATIO OF  NET ASSETS
              VALUE,      NET        NET        NET               INVESTMENTS   ASSET VALUE,      ASSETS, END  EXPENSES   EXCLUDING
            BEGINNING INVESTMENT INVESTMENT  REALIZED   TOTAL     AND CAPITAL      END      TOTAL  OF PERIOD  TO AVERAGE    FEE
            OF PERIOD   INCOME     INCOME      GAIN DISTRIBUTIONS TRANSACTIONS  OF PERIOD   RETURN   (000)    NET ASSETS  WAIVERS
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO (CONTINUED)
-------------------------------------------------

  CLASS D
  FOR THE YEARS ENDED AUGUST 31,:
  1996 (11)  $10.59    $0.38      $(0.41)      --      $(0.41)     $(0.10)       $10.46     3.22%*     --        0.98%*    1.08%*
  1995        10.36     0.48       (0.48)      --       (0.48)       0.23         10.59     7.11%   $   548      0.95%     1.12%
  1994 (9)**  10.90     0.45       (0.42)    $(0.06)    (0.48)      (0.51)        10.36    (0.93%)*   1,105      0.93%*    1.07%*

--------------------------------
PENNSYLVANIA MUNICIPAL PORTFOLIO
--------------------------------

  CLASS A
  FOR THE YEARS ENDED AUGUST 31,:
  1997       $10.48    $0.53      $(0.53)    $(0.19)   $(0.72)     $ 0.29        $10.58     8.08% $  98,079      0.48%     0.86%
  1996        10.66     0.55       (0.59)      --       (0.59)      (0.14)        10.48     3.96%    97,228      0.48%     0.65%
  1995        10.52     0.55       (0.55)      --       (0.55)       0.14         10.66     6.81%   104,094      0.48%     0.72%
  1994        10.94     0.53       (0.53)      --       (0.53)      (0.42)        10.52     1.14%   125,081      0.47%     0.71%
  1993        10.59     0.55       (0.55)     (0.01)    (0.56)       0.36         10.94     8.91%   153,808      0.48%     0.70%
  1992        10.29     0.57       (0.57)     (0.01)    (0.58)       0.31         10.59     8.89%   114,461      0.48%     0.72%
  1991         9.95     0.60       (0.60)    (0.003)    (0.60)       0.34         10.29     9.80%    83,054      0.50%     0.73%
  1990 (1)     9.98     0.34       (0.34)      --       (0.34)      (0.03)         9.95     3.12%+   64,531      0.60%*    0.80%*
  FOR THE YEARS ENDED JANUARY 31,:
  1990 (10)  $10.00    $0.28      $(0.23)   $(0.001)   $(0.23)     $(0.07)      $  9.98     2.11%+ $ 53,042      0.60%*    0.86%*

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



====================================================================================================================================

                       RATIO OF
                         NET
                       INVESTMENT
             RATIO OF  INCOME TO
               NET      AVERAGE
            INVESTMENT NET ASSETS
             INCOME TO  EXCLUDING  PORTFOLIO
             AVERAGE      FEE      TURNOVER
            NET ASSETS  WAIVERS      RATE
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO (CONTINUED)
-------------------------------------------------

  CLASS D
  FOR THE YEARS ENDED AUGUST 31,:
  1996    4.26%*     4.16%*     40.66%
  1995    4.57%      4.40%      36.05%
  1994    4.34%*     4.20%*     58.39%

--------------------------------
PENNSYLVANIA MUNICIPAL PORTFOLIO
--------------------------------

  CLASS A
  FOR THE YEARS ENDED AUGUST 31,:
  1997     5.08%      4.70%      34.48%
  1996     5.15%      4.98%      65.75%
  1995     5.21%      4.97%      22.62%
  1994     4.90%      4.66%      25.13%
  1993     5.15%      4.93%      15.26%
  1992     5.52%      5.28%      10.54%
  1991     5.98%      5.75%      19.17%
  1990 (1) 5.88%*     5.68%*     20.35%
  FOR THE YEARS ENDED JANUARY 31,:
  1990 (10)6.05%*     5.79%*     10.00%

  * ANNUALIZED.
 ** TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON THE CLASS D SHARES.
*** ON MAY 1, 1996, CLASS C SHARES WERE REDESIGNATED CLASS G SHARES.
 +  RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 1. IN AUGUST 1990, THE TRUSTEES CHANGED THE FISCAL YEAR END OF THE TRUST FROM JANUARY 31 TO AUGUST 31.
 2. THE TAX FREE PORTFOLIO--CLASS D COMMENCED OPERATIONS ON NOVEMBER 1, 1994.
 3. THE CALIFORNIA TAX EXEMPT PORTFOLIO--CLASS A COMMENCED OPERATIONS ON MAY 14, 1990.
 4. THE CALIFORNIA TAX EXEMPT PORTFOLIO--CLASS G COMMENCED OPERATIONS ON MAY 11, 1994.
 5. THE INSTITUTIONAL TAX FREE PORTFOLIO--CLASS B COMMENCED OPERATIONS ON OCTOBER 15, 1990.
 6. THE INSTITUTIONAL TAX FREE PORTFOLIO--CLASS C COMMENCED OPERATIONS ON SEPTEMBER 11, 1995.
 7. THE PENNSYLVANIA TAX FREE PORTFOLIO--CLASS A COMMENCED OPERATIONS ON JANUARY 21, 1994.
 8. THE INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CLASS A COMMENCED OPERATIONS ON SEPTEMBER 5, 1989.
 9. THE INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CLASS D COMMENCED OPERATIONS ON SEPTEMBER 28, 1993.
10. THE PENNSYLVANIA MUNICIPAL PORTFOLIO--CLASS A COMMENCED OPERATIONS ON AUGUST 14, 1989.
11. THE  INTERMEDIATE-TERM  MUNICIPAL PORTFOLIO CLASS D CLOSED ON JUNE 30, 1996.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


1.    ORGANIZATION
SEI Tax Exempt Trust (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.
    The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eight portfolios: the Tax Free Portfolio, the California Tax Exempt Portfolio, the Institutional Tax Free Portfolio, the Pennsylvania Tax Free Portfolio (collectively "the Money Market Portfolios"), the Intermediate-Term Municipal Portfolio, the Pennsylvania Municipal Portfolio, the California Intermediate-Term Municipal Portfolio and the New York Intermediate-Term Municipal Portfolio (collectively "the Fixed Income Portfolios"). The California Intermediate-Term Municipal Portfolio and the New York Intermediate-Term Municipal Portfolio had not commenced operations as of August 31, 1997. The Trust is registered to offer five classes of shares:
Class A, Class B, Class C, Class D and Class G. The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Portfolios.
    SECURITY VALUATION -- Investment securities of each Money Market Portfolio are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums on securities are accreted and amortized ratably to maturity.
    The market value for each security for each Fixed Income Portfolio is obtained from an independent pricing service. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
    FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.
    NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated on each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.
    CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.
    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Fixed Income Portfolios are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.
    USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month for the Tax Free, the California Tax Exempt, the Institutional Tax Free, the Pennsylvania Tax Free, the Intermediate-Term Municipal, and the Pennsylvania Municipal Portfolios. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Portfolios at least annually.

================================================================================



3.    TRANSACTIONS WITH AFFILIATES
The Trust and SEI Fund Management (the "Manager") are parties to a Management Agreement dated May 23, 1986, under which the manager provides management, administrative and shareholder services to the Portfolios for an annual fee of
 .36% each of the average daily net assets of the Tax Free, Institutional Tax Free and Pennsylvania Tax Free Portfolios, .23% of the average daily net asset value of the California Tax Exempt Portfolio, .24% of the average daily net asset value of the Intermediate-Term Municipal Portfolio, .35% of the average daily net asset value of the Pennsylvania Municipal Portfolio. However, the Manager has voluntarily agreed to waive a portion of its fee so that total expenses of each Portfolio will not exceed certain annual expense limitations.
    For the period September 1, 1995 to April 30, 1996, SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Corporation and a registered broker-dealer, acted as the distributor of the shares of the Trust under distribution plans which provide for the Trust to reimburse certain distribution-related expenses incurred by the Distributor.
    Effective May 1, 1996, SEI Investments Distribution Co. continued to act as the distributor of the shares of the Trust under new Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C and Class G shareholder servicing plans (the "Shareholder Servicing Plans") provide for servicing fees payable to the Distributor of up to .25% of the average daily net assets attributable to that particular class. For Class G, no such fees were levied since the inception of the plan. Such fees may be levied in the future when the Portfolios are operating below their voluntary expense caps. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to .05% and .25%, receptively, of the average daily nets assets attributable to that class. The Trust has adopted a distribution plan for its Class D and Class G shares pursuant to which a 12b-1 fee of up to .25% and
 .50%, respectively, of the average daily net assets attributable to that particular class of Class D and Class G shares will be paid to the Distributor. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under each of the plans adopted by the Trust, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.
    Certain officers of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4.    INVESTMENT ADVISORY
Weiss, Peck, & Greer L.L.C. ("WPG") act as the Investment Adviser on behalf of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Portfolios. For its services, WPG receives a monthly fee equal to an annual rate of .05% of the combined daily net assets up to $500 million, .04% on the next $500 million and .03% of such assets in excess of $1 billion of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Portfolios. Prior to January 1, 1996, WPG also served as the Investment Adviser on behalf of the Intermediate-Term Municipal Portfolio. For the period January 1, 1996 to April 15, 1996, Standish Ayer & Wood ("SAW") acted as the Investment Adviser on behalf of the Intermediate-Term Municipal Bond Portfolio. Commencing April 16, 1996, SEI Financial Management Corporation ("SFM") was appointed as the Investment Adviser of the Intermediate-Term Municipal Portfolio. For its services, SFM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Portfolios average daily net assets. Sub-Advisory services are provided to SFM for Intermediate-Term Municipal Portfolio by SAW pursuant to a sub-advisory agreement dated April 16, 1996. Under the terms of such agreement, SAW is entitled to receive a fee from SFM. For its services, SAW receives a monthly fee equal to an annual rate

================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997

of .18% of the daily net assets up to $125 million and .15% of such assets in excess of $125 million. SFM is responsible for the supervision of, and payment of fees to, SAW in connection with their services.
    Morgan Grenfell Capital Management Incorporated ("MGCM") acts as the Investment Adviser of the Pennsylvania Municipal Portfolio. For its services, MGCM receives a monthly fee equal to an annual rate of .20% of the average daily net assets of the Portfolio.

5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the year ended August 31, 1997, were as follows:

           INTERMEDIATE-
               TERM      PENNSYLVANIA
             MUNICIPAL    MUNICIPAL
             PORTFOLIO    PORTFOLIO
               (000)        (000)
            ----------    ----------
Purchases... $132,944      $31,659
Sales.......   28,591       34,217

    Subsequent to October 31, 1996, the Portfolios recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at August 31, 1997. The Portfolios also had capital loss carryforwards at August 31, 1997, as follows:

               CAPITAL
                LOSS
              CARRYOVER
              AUGUST 31,   EXPIRES      EXPIRES      EXPIRES      EXPIRES
PORTFOLIO        1997       2002          2003         2004         2005
--------      ----------  ----------  ----------  ------------  ------------
Tax Free
   Portfolio   $20,390     $17,408     $    93     $      --     $ 2,889
California
   Tax Exempt
   Portfolio     5,381         231          --         5,150          --
Intermediate-
   Term
   Municipal
   Portfolio   897,108          --      661,051      236,057          --
Pennsylvania
   Tax Free
   Portfolio    14,343          --          341          374      13,628

    For tax purposes, the losses in the Portfolios can be carried forward for a maximum of eight years to offset any net realized capital gains.
    The aggregate gross unrealized appreciation on securities in which there was an excess of market value over cost, the aggregate gross unrealized depreciation on securities in which there was an excess of cost over market value and the net unrealized appreciation (depreciation) at August 31, 1997, for each Portfolio are as follows:

                                   INTERMEDIATE-
                                      TERM           PENNSYLVANIA
                                    MUNICIPAL         MUNICIPAL
                                    PORTFOLIO         PORTFOLIO
                                      (000)              (000)
                                    --------          --------
Aggregate gross unrealized
   appreciation                       $5,360            $2,570
Aggregate gross unrealized
   depreciation                         (487)              (55)
                                    --------          --------
Net unrealized appreciation           $4,873            $2,515
                                    ========          ========


6. LINE OF CREDIT
The Portfolios have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Portfolios equal to 110% of such borrowings which may not exceed 10% of the Portfolios' total assets.

7. CONCENTRATION OF CREDIT RISK
The Portfolios invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.
    The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.
    Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions).

================================================================================



8. REORGANIZATION
On September 16, 1996 the Board of Trustees of the SEI Trust approved the reorganization of the SEI Kansas Tax Free Income Portfolio (SEI Kansas Portfolio). All of the assets and stated liabilities of the SEI Kansas Portfolio transferred to the INTRUST Kansas Tax Exempt Bond Fund in a tax free reorganization on May 16, 1997. The expenses incurred in connection with entering into and carrying out the provisions of the Reorganization Agreement were paid by INTRUST.


NOTES TO FINANCIAL STATEMENTS (concluded)
================================================================================
SEI TAX EXEMPT TRUST -- AUGUST 31, 1997


9.    SHARE TRANSACTIONS (000):


                                                  -------------------------  -------------------------  -------------------------
                                                                                                              INSTITUTIONAL
                                                            TAX                    CALIFORNIA                     TAX
                                                            FREE                   TAX EXEMPT                     FREE
                                                          PORTFOLIO                PORTFOLIO                    PORTFOLIO
                                                  -------------------------  -------------------------  -------------------------
                                                      1997         1996          1997         1996          1997         1996
                                                  ------------ ------------  ------------ ------------  ------------ ------------

SHARES ISSUED AND REDEEMED:
   Class A:
   Shares Issued                                     1,929,474    1,426,417       378,414      232,581     5,109,226    4,958,411
   Shares Issued in Lieu of Cash Distributions           1,321          357            63           55           547          776
   Shares Redeemed                                  (1,839,669)  (1,464,041)     (371,901)    (218,860)   (4,945,279)  (4,912,703)
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Total Class A Transactions                           91,126      (37,267)        6,576       13,776       164,494       46,484
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Class B:
   Shares Issued                                       --           --            --           --             74,602       69,063
   Shares Issued in Lieu of Cash Distributions         --           --            --           --                 73           58
   Shares Redeemed                                     --           --            --           --            (54,051)     (70,053)
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Total Class B Transactions                          --           --            --           --             20,624         (932
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Class C:
   Shares Issued                                       --           --            --           --             66,525       82,543
   Shares Issued in Lieu of Cash Distributions         --           --            --           --                 --           --
   Shares Redeemed                                     --           --            --           --            (76,352)     (63,337)
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Total Class C Transactions                          --           --            --           --             (9,827)      19,206
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Class D (1):
   Shares Issued                                             1        1,615        --          --                 --           --
   Shares Issued in Lieu of Cash Distributions              --           --        --          --                 --           --
   Shares Redeemed                                          (6)      (1,881)       --          --                 --           --
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Total Class D Transactions                               (5)        (266)       --          --                 --           --
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Class G (2):
   Shares Issued                                       --           --            817,088      744,985            --           --
   Shares Issued in Lieu of Cash Distributions         --           --              9,680        8,087            --           --
   Shares Redeemed                                     --           --           (765,343)    (730,352)           --           --
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Total Class G Transactions                          --           --             61,425       22,720            --           --
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Increase (Decrease) in Capital Shares                91,121      (37,533)       68,001       36,496       175,291       64,758
                                                  ============ ============  ============ ============  ============ ============



                                                  -------------------------  -------------------------  -------------------------
                                                        PENNSYLVANIA              INTERMEDIATE-
                                                            TAX                       TERM                     PENNSYLVANIA
                                                            FREE                    MUNICIPAL                   MUNICIPAL
                                                          PORTFOLIO                 PORTFOLIO                   PORTFOLIO
                                                  -------------------------  -------------------------  -------------------------
                                                      1997         1996          1997         1996          1997         1996
                                                  ------------ ------------  ------------ ------------  ------------ ------------

SHARES ISSUED AND REDEEMED:
   Class A:
   Shares Issued                                       244,606      209,781        15,354        6,976         2,057        1,365
   Shares Issued in Lieu of Cash Distributions              42           60           408          129            54           16
   Shares Redeemed                                    (238,052)    (192,915)       (4,565)      (3,269)       (2,112)      (1,869)
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Total Class A Transactions                            6,596       16,926        11,197        3,836            (1)        (488)
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Class B:
   Shares Issued                                       --           --            --           --            --           --
   Shares Issued in Lieu of Cash Distributions         --           --            --           --            --           --
   Shares Redeemed                                     --           --            --           --            --           --
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Total Class B Transactions                          --           --            --           --            --           --
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Class C:
   Shares Issued                                       --           --            --           --            --           --
   Shares Issued in Lieu of Cash Distributions         --           --            --           --            --           --
   Shares Redeemed                                     --           --            --           --            --           --
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Total Class C Transactions                          --           --            --           --            --           --
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Class D (1):
   Shares Issued                                       --           --            --           --            --           --
   Shares Issued in Lieu of Cash Distributions         --           --            --                 1       --           --
   Shares Redeemed                                     --           --            --               (53)      --           --
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Total Class D Transactions                          --           --            --               (52)      --           --
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Class G (2):
   Shares Issued                                       --           --            --           --            --           --
   Shares Issued in Lieu of Cash Distributions         --           --            --           --            --           --
   Shares Redeemed                                     --           --            --           --            --           --
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Total Class G Transactions                          --           --            --           --            --           --
                                                  ------------ ------------  ------------ ------------  ------------ ------------
   Increase (Decrease) in Capital Shares                 6,596       16,926        11,197        3,784            (1)        (488)
                                                  ============ ============  ============ ============  ============ ============

   (1) ON JUNE 30, 1996, INTERMEDIATE-TERM MUNICIPAL PORTFOLIO CLASS D CLOSED.
   (2) ON MAY 1, 1996,  CALIFORNIA  TAX  EXEMPT  PORTFOLIO  CLASS C SHARES  WERE REDESIGNATED TO CLASS G SHARES.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                          58 & 59

NOTICE TO SHAREHOLDERS (Unaudited)
====================================================================================================================================

SEI TAX EXEMPT TRUST -- AUGUST 31, 1997

For shareholders that do not have an August 31, 1997 taxable year end, this notice is for informational purposes only. For shareholders with an August 31, 1997 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended August 31, 1997 each fund is designating the following items with regard to distributions paid during the year as follows:

                                           (A)                (B)                 (C)
                                        LONG TERM          ORDINARY              (A+B)
                                      CAPITAL GAINS         INCOME               TOTAL
                                      DISTRIBUTIONS      DISTRIBUTIONS       DISTRIBUTIONS
PORTFOLIO                              (TAX BASIS)        (TAX BASIS)         (TAX BASIS)
----------                           ----------------   ----------------    ----------------
Tax Free Portfolio                          0%                100%               100%
California Tax Exempt Portfolio             0%                100%               100%
Institutional Tax Free Portfolio          .06%              99.94%               100%
Pennsylvania Tax Free Portfolio             0%                100%               100%
Intermediate-Term Municipal Portfolio      26%                 74%               100%
Pennsylvania Municipal Portfolio            0%                100%               100%

                                           (D)                (E)                 (F)
                                      QUALIFYING          TAX-EXEMPT            FOREIGN
PORTFOLIO                             DIVIDENDS(1)         INTEREST            TAX CREDIT
----------                           ----------------   ----------------    ----------------
Tax Free Portfolio                          0%                100%                 0%
California Tax Exempt Portfolio             0%                100%                 0%
Institutional Tax Free Portfolio            0%                100%                 0%
Pennsylvania Tax Free Portfolio             0%                100%                 0%
Intermediate-Term Municipal Portfolio       0%                100%                 0%
Pennsylvania Municipal Portfolio            0%                100%                 0%


(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
 *  ITEMS (A) AND (B) ARE BASED ON A PERCENTAGE OF EACH FUND'S TOTAL DISTRIBUTIONS.
**  ITEMS (D) AND (E) ARE BASED ON A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF EACH FUND.

================================================================================
SEI TAX EXEMPT TRUST
================================================================================
ANNUAL REPORT
================================================================================
AUGUST 31, 1997

Robert A. Nesher
CHAIRMAN
TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.
OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph Lydon
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY
Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY
Mark Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Richard W. Grant
SECRETARY
John H. Grady, Jr.
ASSISTANT SECRETARY
INVESTMENT ADVISERS
Morgan Grenfell Capital Management Incorporated
PENNSYLVANIA MUNICIPAL PORTFOLIO
SEI Financial Management Corporation:
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
Weiss, Peck & Greer L.L.C.:
TAX FREE PORTFOLIO
CALIFORNIA TAX EXEMPT PORTFOLIO
INSTITUTIONAL TAX FREE PORTFOLIO
PENNSYLVANIA TAX FREE PORTFOLIO
MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management
DISTRIBUTOR
SEI Investments Distribution Co.
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI FINANCIAL SERVICES COMPANY, THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1*800*DIAL*SEI/1*800*342*5734

[Logo Omitted]

INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734

SEI-F-024-08